UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2016

AFF-QTLY-0217
1.811329.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	333,692	$3,764,043
Fidelity Advisor Series Equity-Income Fund (a)	539,654	6,972,324
Fidelity Advisor Series Growth & Income Fund (a)	343,588	4,810,236
Fidelity Advisor Series Growth Opportunities Fund (a)	239,301	2,483,947
Fidelity Advisor Series Opportunistic Insights Fund (a)	235,956	3,487,424
Fidelity Advisor Series Small Cap Fund (a)	172,645	1,921,536
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	370,543	4,668,847
Fidelity Series 100 Index Fund (a)	137,139	1,992,627
Fidelity Series 1000 Value Index Fund (a)	66,464	774,971
Fidelity Series All-Sector Equity Fund (a)	223,138	2,679,891
Fidelity Series Commodity Strategy Fund (a)(b)	738,473	4,002,526
Fidelity Series Real Estate Equity Fund (a)	36,550	472,957
Fidelity Series Small Cap Opportunities Fund (a)	164,208	2,298,916
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,554,361)		40,330,245

International Equity Funds - 10.1%
Fidelity Series Emerging Markets Fund (a)	666,892	10,470,210
Fidelity Series International Growth Fund (a)	439,105	5,620,539
Fidelity Series International Small Cap Fund (a)	89,896	1,279,215
Fidelity Series International Value Fund (a)	626,240	5,736,362
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,373,203)		23,106,326

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund (a)	154,181	1,535,645
Fidelity Series Floating Rate High Income Fund (a)	62,683	595,488
Fidelity Series High Income Fund (a)	589,327	5,545,569
Fidelity Series Inflation-Protected Bond Index Fund (a)	893,125	8,725,831
Fidelity Series Investment Grade Bond Fund (a)	7,708,899	85,491,688
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,420	79,503
Fidelity Series Real Estate Income Fund (a)	104,419	1,136,080
TOTAL BOND FUNDS
(Cost $102,272,190)		103,109,804

Short-Term Funds - 27.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,981,073	19,731,486
Fidelity Series Government Money Market Fund 0.40% (a)(c)	41,843,258	41,843,258
TOTAL SHORT-TERM FUNDS
(Cost $61,618,603)		61,574,744
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $218,818,357)		228,121,119
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,986)
NET ASSETS - 100%		$228,082,133

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,170,532	$261,620	$879,124	$4,680	$3,764,043
Fidelity Advisor Series Equity-Income Fund	7,499,856	710,949	2,089,315	160,893	6,972,324
Fidelity Advisor Series Growth & Income Fund	5,181,817	415,996	1,439,470	87,311	4,810,236
Fidelity Advisor Series Growth Opportunities Fund	2,708,485	259,164	514,810	8,559	2,483,947
Fidelity Advisor Series Opportunistic Insights Fund	3,870,818	287,452	765,047	--	3,487,424
Fidelity Advisor Series Short-Term Credit Fund	21,641,283	2,605,243	4,435,327	177,356	19,731,486
Fidelity Advisor Series Small Cap Fund	2,074,093	144,744	489,952	16,311	1,921,536
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,986,947	396,409	1,289,448	67,766	4,668,847
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	39,911,216	938,602	40,849,818	17,636	--
Fidelity Series 100 Index Fund	2,263,782	179,070	614,823	43,864	1,992,627
Fidelity Series 1000 Value Index Fund	830,427	76,261	228,450	11,418	774,971
Fidelity Series All-Sector Equity Fund	4,980,957	553,612	2,881,760	34,846	2,679,891
Fidelity Series Commodity Strategy Fund	3,039,129	1,239,661	610,456	--	4,002,526
Fidelity Series Emerging Markets Debt Fund	1,514,889	166,937	220,418	74,267	1,535,645
Fidelity Series Emerging Markets Fund	10,817,005	851,906	1,775,979	127,869	10,470,210
Fidelity Series Floating Rate High Income Fund	576,369	73,047	87,011	19,938	595,488
Fidelity Series Government Money Market Fund 0.40%	--	46,676,285	4,833,027	71,354	41,843,258
Fidelity Series High Income Fund	7,250,104	336,956	2,634,607	292,843	5,545,569
Fidelity Series Inflation-Protected Bond Index Fund	9,178,161	1,064,637	1,420,262	4,027	8,725,831
Fidelity Series International Growth Fund	4,908,680	1,932,007	990,624	68,275	5,620,539
Fidelity Series International Small Cap Fund	1,235,333	439,578	323,156	13,344	1,279,215
Fidelity Series International Value Fund	4,868,843	1,870,435	1,022,213	136,488	5,736,362
Fidelity Series Investment Grade Bond Fund	93,313,492	9,931,464	16,251,095	1,798,278	85,491,688
Fidelity Series Long-Term Treasury Bond Index Fund	--	100,629	6,425	832	79,503
Fidelity Series Real Estate Equity Fund	519,656	98,392	105,281	8,797	472,957
Fidelity Series Real Estate Income Fund	1,166,856	169,142	201,433	49,363	1,136,080
Fidelity Series Small Cap Opportunities Fund	2,504,141	170,751	725,698	11,543	2,298,916
Total	$241,012,871	$71,950,949	$87,685,029	$3,307,858	$228,121,119

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $219,293,758. Net unrealized appreciation aggregated $8,827,361, of which $11,583,362 related to appreciated investment securities and $2,756,001 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2016

AFF30-QTLY-0217
1.811336.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	13,932,139	$157,154,533
Fidelity Advisor Series Equity-Income Fund (a)	22,413,278	289,579,556
Fidelity Advisor Series Growth & Income Fund (a)	14,329,320	200,610,474
Fidelity Advisor Series Growth Opportunities Fund (a)	9,990,968	103,706,251
Fidelity Advisor Series Opportunistic Insights Fund (a)	9,851,488	145,604,994
Fidelity Advisor Series Small Cap Fund (a)	7,209,823	80,245,331
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	15,376,865	193,748,494
Fidelity Series 100 Index Fund (a)	5,726,257	83,202,516
Fidelity Series 1000 Value Index Fund (a)	2,775,244	32,359,348
Fidelity Series All-Sector Equity Fund (a)	9,316,398	111,889,939
Fidelity Series Commodity Strategy Fund (a)(b)	8,633,141	46,791,623
Fidelity Series Real Estate Equity Fund (a)	1,525,727	19,742,909
Fidelity Series Small Cap Opportunities Fund (a)	6,856,867	95,996,135
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,316,381,268)		1,560,632,103

International Equity Funds - 27.3%
Fidelity Series Emerging Markets Fund (a)	15,756,700	247,380,196
Fidelity Series International Growth Fund (a)	17,602,187	225,307,996
Fidelity Series International Small Cap Fund (a)	3,629,752	51,651,366
Fidelity Series International Value Fund (a)	25,106,504	229,975,579
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $712,774,200)		754,315,137

Bond Funds - 16.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,834,760	18,274,212
Fidelity Series Floating Rate High Income Fund (a)	742,375	7,052,561
Fidelity Series High Income Fund (a)	7,329,074	68,966,585
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,746,151	26,829,899
Fidelity Series Investment Grade Bond Fund (a)	27,734,430	307,574,828
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,684	250,529
Fidelity Series Real Estate Income Fund (a)	1,273,927	13,860,328
TOTAL BOND FUNDS
(Cost $448,452,316)		442,808,942

Short-Term Funds - 0.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	55,380	551,581
Fidelity Series Government Money Market Fund 0.40% (a)(c)	3,595,278	3,595,278
TOTAL SHORT-TERM FUNDS
(Cost $4,147,577)		4,146,859
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,481,755,361)		2,761,903,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(545,365)
NET ASSETS - 100%		$2,761,357,676

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,167,630	$12,564,665	$24,012,598	$196,037	$157,154,533
Fidelity Advisor Series Equity-Income Fund	289,044,495	29,311,408	63,171,148	6,545,010	289,579,556
Fidelity Advisor Series Growth & Income Fund	199,691,420	14,860,027	40,541,180	3,546,577	200,610,474
Fidelity Advisor Series Growth Opportunities Fund	105,499,133	10,948,415	13,871,730	358,548	103,706,251
Fidelity Advisor Series Opportunistic Insights Fund	148,649,058	14,928,907	21,623,912	--	145,604,994
Fidelity Advisor Series Short-Term Credit Fund	488,102	175,417	109,481	4,204	551,581
Fidelity Advisor Series Small Cap Fund	79,945,409	7,182,965	14,818,698	683,397	80,245,331
Fidelity Advisor Series Stock Selector Large Cap Value Fund	192,201,930	18,976,960	40,712,187	2,839,261	193,748,494
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	903,894	5,074	908,968	440	--
Fidelity Series 100 Index Fund	87,247,727	5,373,334	16,041,184	1,837,627	83,202,516
Fidelity Series 1000 Value Index Fund	32,008,863	2,354,003	5,896,700	478,380	32,359,348
Fidelity Series All-Sector Equity Fund	191,983,304	20,498,274	101,249,752	1,459,682	111,889,939
Fidelity Series Commodity Strategy Fund	35,115,001	12,927,555	5,287,478	--	46,791,623
Fidelity Series Emerging Markets Debt Fund	17,985,957	1,502,030	2,103,956	889,402	18,274,212
Fidelity Series Emerging Markets Fund	245,258,717	17,444,694	28,847,205	3,030,890	247,380,196
Fidelity Series Floating Rate High Income Fund	7,025,796	491,288	865,126	240,127	7,052,561
Fidelity Series Government Money Market Fund 0.40%	--	3,945,022	349,743	3,531	3,595,278
Fidelity Series High Income Fund	83,614,598	3,593,687	25,162,265	3,486,336	68,966,585
Fidelity Series Inflation-Protected Bond Index Fund	14,442,236	15,065,014	2,188,083	6,464	26,829,899
Fidelity Series International Growth Fund	225,481,971	39,154,191	30,959,242	2,745,834	225,307,996
Fidelity Series International Small Cap Fund	53,186,989	9,674,805	8,650,578	540,555	51,651,366
Fidelity Series International Value Fund	222,218,496	37,600,410	30,945,598	5,489,887	229,975,579
Fidelity Series Investment Grade Bond Fund	266,769,854	77,460,762	30,764,702	5,772,958	307,574,828
Fidelity Series Long-Term Treasury Bond Index Fund	--	311,159	14,382	2,631	250,529
Fidelity Series Real Estate Equity Fund	20,044,910	4,870,395	3,661,873	355,138	19,742,909
Fidelity Series Real Estate Income Fund	14,201,521	1,670,207	2,029,560	607,116	13,860,328
Fidelity Series Small Cap Opportunities Fund	96,486,755	7,018,428	21,851,747	470,571	95,996,135
Total	$2,789,663,766	$369,909,096	$536,639,076	$41,590,603	$2,761,903,041

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,493,228,734. Net unrealized appreciation aggregated $268,674,307, of which $314,624,584 related to appreciated investment securities and $45,950,277 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2016

F05-QTLY-0217
1.811313.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	331,945	$4,823,168
Fidelity Series 1000 Value Index Fund (a)	502,529	5,859,490
Fidelity Series All-Sector Equity Fund (a)	750,140	9,009,182
Fidelity Series Blue Chip Growth Fund (a)	790,532	9,012,067
Fidelity Series Commodity Strategy Fund (a)(b)	1,823,694	9,884,424
Fidelity Series Equity-Income Fund (a)	1,717,397	22,205,945
Fidelity Series Growth & Income Fund (a)	1,102,860	15,627,522
Fidelity Series Growth Company Fund (a)	1,344,543	17,963,095
Fidelity Series Intrinsic Opportunities Fund (a)	885,482	13,512,461
Fidelity Series Opportunistic Insights Fund (a)	672,548	9,879,726
Fidelity Series Real Estate Equity Fund (a)	145,150	1,878,238
Fidelity Series Small Cap Discovery Fund (a)	250,672	2,897,768
Fidelity Series Small Cap Opportunities Fund (a)	583,477	8,168,677
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,275,586	15,830,026
TOTAL DOMESTIC EQUITY FUNDS
(Cost $127,779,442)		146,551,789

International Equity Funds - 13.8%
Fidelity Series Emerging Markets Fund (a)	2,043,145	32,077,374
Fidelity Series International Growth Fund (a)	1,634,160	20,917,244
Fidelity Series International Small Cap Fund (a)	339,346	4,828,896
Fidelity Series International Value Fund (a)	2,331,410	21,355,716
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $79,213,276)		79,179,230

Bond Funds - 40.7%
Fidelity Series Emerging Markets Debt Fund (a)	383,243	3,817,104
Fidelity Series Floating Rate High Income Fund (a)	155,989	1,481,893
Fidelity Series High Income Fund (a)	1,477,746	13,905,587
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,965,694	19,204,831
Fidelity Series Investment Grade Bond Fund (a)	17,236,603	191,153,926
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,176	178,728
Fidelity Series Real Estate Income Fund (a)	261,489	2,844,998
TOTAL BOND FUNDS
(Cost $240,412,137)		232,587,067

Short-Term Funds - 19.9%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	77,265,433	77,265,433
Fidelity Series Short-Term Credit Fund (a)	3,660,627	36,423,238
TOTAL SHORT-TERM FUNDS
(Cost $113,820,355)		113,688,671
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $561,225,210)		572,006,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,092
NET ASSETS - 100%		$572,008,849

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$65,892,539	$2,322,591	$68,215,130	$29,256	$--
Fidelity Series 100 Index Fund	5,365,127	380,596	1,328,465	106,462	4,823,168
Fidelity Series 1000 Value Index Fund	3,021,695	3,054,261	601,983	86,572	5,859,490
Fidelity Series All-Sector Equity Fund	16,915,125	1,872,004	9,905,464	117,466	9,009,182
Fidelity Series Blue Chip Growth Fund	11,726,340	709,783	4,036,912	30,054	9,012,067
Fidelity Series Commodity Strategy Fund	7,120,211	2,894,550	914,419	--	9,884,424
Fidelity Series Emerging Markets Debt Fund	3,664,088	349,743	378,624	184,205	3,817,104
Fidelity Series Emerging Markets Fund	31,847,587	2,342,017	3,945,663	392,692	32,077,374
Fidelity Series Equity-Income Fund	22,718,658	1,844,852	5,099,900	479,953	22,205,945
Fidelity Series Floating Rate High Income Fund	1,436,893	118,566	156,262	49,961	1,481,893
Fidelity Series Government Money Market Fund 0.40%	--	83,369,186	6,103,754	128,807	77,265,433
Fidelity Series Growth & Income Fund	17,427,013	1,172,237	5,227,814	301,244	15,627,522
Fidelity Series Growth Company Fund	20,895,964	545,859	5,318,924	19,844	17,963,095
Fidelity Series High Income Fund	17,336,181	813,365	5,694,014	722,359	13,905,587
Fidelity Series Inflation-Protected Bond Index Fund	19,260,452	2,323,413	2,162,667	8,715	19,204,831
Fidelity Series International Growth Fund	19,580,892	5,029,306	2,871,914	254,690	20,917,244
Fidelity Series International Small Cap Fund	4,823,384	1,094,725	824,937	50,489	4,828,896
Fidelity Series International Value Fund	19,429,842	4,836,925	3,006,948	509,284	21,355,716
Fidelity Series Intrinsic Opportunities Fund	13,249,891	863,593	1,650,508	175,959	13,512,461
Fidelity Series Investment Grade Bond Fund	200,158,154	19,796,922	25,310,817	3,968,101	191,153,926
Fidelity Series Long-Term Treasury Bond Index Fund	--	223,714	11,988	1,877	178,728
Fidelity Series Opportunistic Insights Fund	11,324,594	737,220	2,323,683	2,656	9,879,726
Fidelity Series Real Estate Equity Fund	2,088,673	323,923	377,382	35,112	1,878,238
Fidelity Series Real Estate Income Fund	2,839,983	371,524	368,875	123,473	2,844,998
Fidelity Series Short-Term Credit Fund	35,463,434	6,338,535	5,220,905	296,843	36,423,238
Fidelity Series Small Cap Discovery Fund	2,985,525	163,888	699,565	13,678	2,897,768
Fidelity Series Small Cap Opportunities Fund	9,109,662	500,716	2,765,221	42,542	8,168,677
Fidelity Series Stock Selector Large Cap Value Fund	15,046,600	1,553,462	2,540,162	205,166	15,830,026
Total	$580,728,507	$145,947,476	$167,062,900	$8,337,460	$572,006,757

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $563,520,113. Net unrealized appreciation aggregated $8,486,644 of which $25,875,842 related to appreciated investment securities and $17,389,198 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

December 31, 2016

FRX-X40-QTLY-0217
1.906849.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $934,265,851)	19,640,178	1,267,380,660

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $33,774,972)	5,062,197	27,740,839

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $569,681,058)	52,100,604	554,871,434

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $207,847,744)	17,868,641	205,310,685
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,745,569,625)		2,055,303,618
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,972)
NET ASSETS - 100%		$2,055,148,646

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$23,041,158	$5,752,556	$3,746,986	$--	$27,740,839
Fidelity Series Global ex U.S. Index Fund	469,950,623	125,656,991	51,518,607	14,280,285	554,871,434
Fidelity Total Market Index Fund Class F	1,074,101,494	220,534,247	130,883,725	23,397,509	1,267,380,660
Fidelity U.S. Bond Index Fund Class F	173,943,568	51,888,742	15,367,363	3,522,101	205,310,685
Total	$1,741,036,843	$403,832,536	$201,516,681	$41,199,895	$2,055,303,618

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,751,530,057. Net unrealized appreciation aggregated $303,773,561, of which $342,818,477 related to appreciated investment securities and $39,044,916 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2016

F10-QTLY-0217
1.811322.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,006,728	$43,687,764
Fidelity Series 1000 Value Index Fund (a)	4,560,105	53,170,820
Fidelity Series All-Sector Equity Fund (a)	6,794,394	81,600,670
Fidelity Series Blue Chip Growth Fund (a)	7,160,505	81,629,757
Fidelity Series Commodity Strategy Fund (a)(b)	13,016,422	70,549,005
Fidelity Series Equity-Income Fund (a)	15,554,969	201,125,749
Fidelity Series Growth & Income Fund (a)	9,988,633	141,538,934
Fidelity Series Growth Company Fund (a)	12,197,500	162,958,597
Fidelity Series Intrinsic Opportunities Fund (a)	7,896,568	120,501,635
Fidelity Series Opportunistic Insights Fund (a)	6,093,744	89,517,094
Fidelity Series Real Estate Equity Fund (a)	1,323,089	17,120,776
Fidelity Series Small Cap Discovery Fund (a)	2,244,001	25,940,657
Fidelity Series Small Cap Opportunities Fund (a)	5,286,903	74,016,641
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,562,492	143,490,531
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,080,907,251)		1,306,848,630

International Equity Funds - 16.7%
Fidelity Series Emerging Markets Fund (a)	16,925,166	265,725,105
Fidelity Series International Growth Fund (a)	14,664,388	187,704,165
Fidelity Series International Small Cap Fund (a)	3,042,111	43,289,236
Fidelity Series International Value Fund (a)	20,918,580	191,614,196
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $675,280,324)		688,332,702

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,772,172	27,610,832
Fidelity Series Floating Rate High Income Fund (a)	1,118,042	10,621,398
Fidelity Series High Income Fund (a)	10,729,731	100,966,772
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,439,404	111,762,976
Fidelity Series Investment Grade Bond Fund (a)	111,047,879	1,231,520,978
Fidelity Series Long-Term Treasury Bond Index Fund (a)	134,110	1,131,892
Fidelity Series Real Estate Income Fund (a)	1,885,694	20,516,351
TOTAL BOND FUNDS
(Cost $1,549,371,240)		1,504,131,199

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	416,532,730	416,532,730
Fidelity Series Short-Term Credit Fund (a)	19,730,198	196,315,474
TOTAL SHORT-TERM FUNDS
(Cost $613,612,528)		612,848,204
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,919,171,343)		4,112,160,735
NET OTHER ASSETS (LIABILITIES) - 0.0%		(839)
NET ASSETS - 100%		$4,112,159,896

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$333,794,019	$27,558,867	$361,352,886	$152,237	$--
Fidelity Series 100 Index Fund	48,848,820	1,334,407	10,101,740	962,479	43,687,764
Fidelity Series 1000 Value Index Fund	27,512,386	26,835,707	4,709,668	784,077	53,170,820
Fidelity Series All-Sector Equity Fund	154,011,522	12,416,806	85,848,802	1,061,903	81,600,670
Fidelity Series Blue Chip Growth Fund	106,766,081	1,796,730	32,288,474	268,217	81,629,757
Fidelity Series Commodity Strategy Fund	52,237,192	18,562,396	5,954,368	--	70,549,005
Fidelity Series Emerging Markets Debt Fund	27,178,382	1,459,458	2,372,344	1,335,311	27,610,832
Fidelity Series Emerging Markets Fund	269,058,869	8,207,252	26,682,628	3,247,149	265,725,105
Fidelity Series Equity-Income Fund	206,852,207	7,413,210	37,561,943	4,316,956	201,125,749
Fidelity Series Floating Rate High Income Fund	10,436,653	569,786	979,988	357,765	10,621,398
Fidelity Series Government Money Market Fund 0.40%	--	445,254,557	28,721,827	681,987	416,532,730
Fidelity Series Growth & Income Fund	158,669,435	3,768,122	41,065,734	2,725,880	141,538,934
Fidelity Series Growth Company Fund	190,226,232	3,900,632	47,747,733	179,477	162,958,597
Fidelity Series High Income Fund	127,505,770	5,327,963	42,488,450	5,257,540	100,966,772
Fidelity Series Inflation-Protected Bond Index Fund	114,095,136	10,081,742	11,179,401	50,868	111,762,976
Fidelity Series International Growth Fund	184,198,204	34,174,851	23,499,610	2,281,406	187,704,165
Fidelity Series International Small Cap Fund	45,080,936	7,168,712	6,601,754	451,816	43,289,236
Fidelity Series International Value Fund	182,795,955	32,724,639	24,775,880	4,561,450	191,614,196
Fidelity Series Intrinsic Opportunities Fund	119,860,088	2,519,180	11,215,118	1,566,812	120,501,635
Fidelity Series Investment Grade Bond Fund	1,342,465,122	79,854,176	169,348,667	25,596,427	1,231,520,978
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,425,541	83,997	11,878	1,131,892
Fidelity Series Opportunistic Insights Fund	103,110,321	2,218,955	17,042,565	24,017	89,517,094
Fidelity Series Real Estate Equity Fund	19,018,140	2,357,534	2,873,605	315,723	17,120,776
Fidelity Series Real Estate Income Fund	21,066,095	1,850,513	2,427,699	895,091	20,516,351
Fidelity Series Short-Term Credit Fund	179,323,503	36,427,721	18,614,773	1,560,404	196,315,474
Fidelity Series Small Cap Discovery Fund	27,125,610	330,145	5,439,409	122,154	25,940,657
Fidelity Series Small Cap Opportunities Fund	82,937,621	976,103	21,608,110	380,763	74,016,641
Fidelity Series Stock Selector Large Cap Value Fund	136,996,500	9,800,952	19,070,451	1,856,132	143,490,531
Total	$4,271,170,799	$786,316,657	$1,061,657,624	$61,005,919	$4,112,160,735

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $3,931,388,011. Net unrealized appreciation aggregated $180,772,724, of which $290,895,077 related to appreciated investment securities and $110,122,353 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2005 Fund

December 31, 2016

FF-K-05-QTLY-0217
1.907103.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	239,134	$3,474,612
Fidelity Series 1000 Value Index Fund Class F (a)	365,319	4,263,275
Fidelity Series All-Sector Equity Fund Class F (a)	540,899	6,479,974
Fidelity Series Blue Chip Growth Fund Class F (a)	569,172	6,488,559
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,311,912	7,189,277
Fidelity Series Equity-Income Fund Class F (a)	1,236,977	15,994,110
Fidelity Series Growth & Income Fund Class F (a)	793,204	11,255,564
Fidelity Series Growth Company Fund Class F (a)	965,151	12,894,415
Fidelity Series Intrinsic Opportunities Fund Class F (a)	634,773	9,692,987
Fidelity Series Opportunistic Insights Fund Class F (a)	483,390	7,115,501
Fidelity Series Real Estate Equity Fund Class F (a)	101,608	1,314,813
Fidelity Series Small Cap Discovery Fund Class F (a)	176,862	2,044,526
Fidelity Series Small Cap Opportunities Fund Class F (a)	417,923	5,884,352
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	921,250	11,441,924
TOTAL DOMESTIC EQUITY FUNDS
(Cost $86,476,248)		105,533,889

International Equity Funds - 13.8%
Fidelity Series Emerging Markets Fund Class F (a)	1,466,310	23,079,723
Fidelity Series International Growth Fund Class F (a)	1,173,513	15,044,432
Fidelity Series International Small Cap Fund Class F (a)	243,412	3,471,056
Fidelity Series International Value Fund Class F (a)	1,673,851	15,365,951
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,651,725)		56,961,162

Bond Funds - 40.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	278,036	2,769,234
Fidelity Series Floating Rate High Income Fund Class F (a)	112,530	1,069,033
Fidelity Series High Income Fund Class F (a)	1,055,808	9,935,157
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,412,504	13,828,410
Fidelity Series Investment Grade Bond Fund Class F (a)	12,388,396	137,511,199
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	16,235	137,021
Fidelity Series Real Estate Income Fund Class F (a)	186,716	2,031,467
TOTAL BOND FUNDS
(Cost $170,943,552)		167,281,521

Short-Term Funds - 19.9%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	55,572,412	55,572,412
Fidelity Series Short-Term Credit Fund Class F (a)	2,633,779	26,206,101
TOTAL SHORT-TERM FUNDS
(Cost $81,873,202)		81,778,513
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $391,944,727)		411,555,085
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,347)
NET ASSETS - 100%		$411,538,738

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$47,441,367	$1,314,063	$48,755,430	$20,432	$--
Fidelity Series 100 Index Fund Class F	3,866,478	597,039	1,278,996	78,669	3,474,612
Fidelity Series 1000 Value Index Fund Class F	2,177,699	2,533,693	724,887	64,462	4,263,275
Fidelity Series All-Sector Equity Fund Class F	12,192,115	2,107,270	7,898,141	98,289	6,479,974
Fidelity Series Blue Chip Growth Fund Class F	8,461,024	1,200,509	3,612,478	34,788	6,488,559
Fidelity Series Commodity Strategy Fund Class F	5,142,672	2,699,798	1,257,686	--	7,189,277
Fidelity Series Emerging Markets Debt Fund Class F	2,628,093	430,103	413,314	133,956	2,769,234
Fidelity Series Emerging Markets Fund Class F	22,876,423	3,144,126	4,276,756	316,713	23,079,723
Fidelity Series Equity-Income Fund Class F	16,387,413	2,735,666	5,075,915	368,384	15,994,110
Fidelity Series Floating Rate High Income Fund Class F	1,043,112	159,769	192,942	36,825	1,069,033
Fidelity Series Government Money Market Fund Class F 0.40%	--	61,084,326	5,511,914	92,387	55,572,412
Fidelity Series Growth & Income Fund Class F	12,558,621	1,869,829	4,788,650	231,998	11,255,564
Fidelity Series Growth Company Fund Class F	14,955,602	866,697	4,233,131	34,310	12,894,415
Fidelity Series High Income Fund Class F	12,459,563	761,154	4,284,446	512,011	9,935,157
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,841,584	2,716,290	2,586,757	20,166	13,828,410
Fidelity Series International Growth Fund Class F	14,098,754	4,719,855	3,167,616	205,921	15,044,432
Fidelity Series International Small Cap Fund Class F	3,474,793	1,099,819	916,814	41,629	3,471,056
Fidelity Series International Value Fund Class F	13,990,554	4,561,772	3,248,747	388,666	15,365,951
Fidelity Series Intrinsic Opportunities Fund Class F	9,554,408	1,384,612	2,014,995	142,603	9,692,987
Fidelity Series Investment Grade Bond Fund Class F	144,290,219	24,924,619	29,126,731	2,939,621	137,511,199
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	163,346	1,272	1,531	137,021
Fidelity Series Opportunistic Insights Fund Class F	8,161,330	1,178,563	2,325,464	13,365	7,115,501
Fidelity Series Real Estate Equity Fund Class F	1,505,283	318,276	392,625	26,885	1,314,813
Fidelity Series Real Estate Income Fund Class F	2,045,888	410,515	423,769	91,609	2,031,467
Fidelity Series Short-Term Credit Fund Class F	25,534,104	6,877,714	6,093,848	234,850	26,206,101
Fidelity Series Small Cap Discovery Fund Class F	2,132,879	290,251	689,084	12,935	2,044,526
Fidelity Series Small Cap Opportunities Fund Class F	6,564,448	890,375	2,508,505	41,427	5,884,352
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,852,061	2,173,081	2,851,501	162,882	11,441,924
Total	$418,236,487	$133,213,130	$148,652,414	$6,347,314	$411,555,085

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $393,455,055. Net unrealized appreciation aggregated $18,100,030, of which $25,416,446 related to appreciated investment securities and $7,316,416 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2055 Fund

December 31, 2016

FF-K-55-QTLY-0217
1.937869.105

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,845,404	$41,343,722
Fidelity Series 1000 Value Index Fund Class F (a)	4,340,680	50,655,741
Fidelity Series All-Sector Equity Fund Class F (a)	6,435,652	77,099,110
Fidelity Series Blue Chip Growth Fund Class F (a)	6,778,984	77,280,419
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,168,742	33,804,707
Fidelity Series Equity-Income Fund Class F (a)	14,710,401	190,205,481
Fidelity Series Growth & Income Fund Class F (a)	9,433,570	133,862,363
Fidelity Series Growth Company Fund Class F (a)	11,206,803	149,722,892
Fidelity Series Intrinsic Opportunities Fund Class F (a)	7,422,798	113,346,125
Fidelity Series Opportunistic Insights Fund Class F (a)	5,758,599	84,766,573
Fidelity Series Real Estate Equity Fund Class F (a)	1,278,861	16,548,461
Fidelity Series Small Cap Discovery Fund Class F (a)	2,086,718	24,122,458
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,976,554	70,069,882
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	10,953,876	136,047,137
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,111,860,042)		1,198,875,071

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	11,592,493	182,465,838
Fidelity Series International Growth Fund Class F (a)	13,540,597	173,590,452
Fidelity Series International Small Cap Fund Class F (a)	2,820,563	40,221,232
Fidelity Series International Value Fund Class F (a)	19,294,376	177,122,373
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $596,182,662)		573,399,895

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,195,717	11,909,341
Fidelity Series Floating Rate High Income Fund Class F (a)	494,324	4,696,082
Fidelity Series High Income Fund Class F (a)	4,480,861	42,164,899
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,599,610	15,660,177
Fidelity Series Investment Grade Bond Fund Class F (a)	836,315	9,283,100
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	1,214	10,242
Fidelity Series Real Estate Income Fund Class F (a)	825,726	8,983,903
TOTAL BOND FUNDS
(Cost $94,253,383)		92,707,744

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	2,515,962	2,515,962
Fidelity Series Short-Term Credit Fund Class F (a)	118,799	1,182,054
TOTAL SHORT-TERM FUNDS
(Cost $3,699,199)		3,698,016
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,805,995,286)		1,868,680,726
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,699)
NET ASSETS - 100%		$1,868,608,027

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$455,531	$10,676	$466,207	$211	$--
Fidelity Series 100 Index Fund Class F	31,840,693	11,145,729	4,376,907	922,936	41,343,722
Fidelity Series 1000 Value Index Fund Class F	17,957,432	31,553,996	2,285,876	755,179	50,655,741
Fidelity Series All-Sector Equity Fund Class F	100,298,308	31,972,209	54,181,010	1,152,904	77,099,110
Fidelity Series Blue Chip Growth Fund Class F	69,568,514	23,709,707	19,739,276	360,749	77,280,419
Fidelity Series Commodity Strategy Fund Class F	18,119,907	17,749,047	4,431,484	--	33,804,707
Fidelity Series Emerging Markets Debt Fund Class F	8,977,559	3,024,396	519,866	526,577	11,909,341
Fidelity Series Emerging Markets Fund Class F	131,834,459	50,559,379	6,921,712	2,471,706	182,465,838
Fidelity Series Equity-Income Fund Class F	134,711,174	55,962,235	19,606,305	3,778,708	190,205,481
Fidelity Series Floating Rate High Income Fund Class F	3,529,277	1,177,926	233,412	143,509	4,696,082
Fidelity Series Government Money Market Fund Class F 0.40%	--	2,571,895	55,933	2,044	2,515,962
Fidelity Series Growth & Income Fund Class F	103,294,695	35,782,321	21,434,297	2,325,852	133,862,363
Fidelity Series Growth Company Fund Class F	122,398,793	24,187,955	8,869,666	397,282	149,722,892
Fidelity Series High Income Fund Class F	40,725,138	6,169,990	8,342,065	1,930,446	42,164,899
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,134,800	9,316,198	520,067	13,173	15,660,177
Fidelity Series International Growth Fund Class F	127,082,347	62,962,163	9,139,287	2,346,000	173,590,452
Fidelity Series International Small Cap Fund Class F	29,763,064	14,706,718	2,270,989	476,348	40,221,232
Fidelity Series International Value Fund Class F	125,354,254	61,151,678	9,500,246	4,424,942	177,122,373
Fidelity Series Intrinsic Opportunities Fund Class F	75,785,277	30,497,662	--	1,488,682	113,346,125
Fidelity Series Investment Grade Bond Fund Class F	7,028,055	3,661,063	1,213,668	172,115	9,283,100
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,171	114	112	10,242
Fidelity Series Opportunistic Insights Fund Class F	67,151,661	24,261,241	6,994,920	156,911	84,766,573
Fidelity Series Real Estate Equity Fund Class F	12,374,986	7,200,327	1,865,550	290,054	16,548,461
Fidelity Series Real Estate Income Fund Class F	7,024,423	2,667,080	666,946	369,226	8,983,903
Fidelity Series Short-Term Credit Fund Class F	244,180	983,571	43,367	4,059	1,182,054
Fidelity Series Small Cap Discovery Fund Class F	17,994,303	6,021,971	3,157,298	138,258	24,122,458
Fidelity Series Small Cap Opportunities Fund Class F	54,016,664	18,131,899	11,533,329	435,948	70,069,882
Fidelity Series Stock Selector Large Cap Value Fund Class F	88,836,599	42,351,592	8,081,660	1,909,542	136,047,137
Total	$1,403,502,093	$579,502,795	$206,451,457	$26,993,473	$1,868,680,726

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,810,801,792. Net unrealized appreciation aggregated $57,878,934, of which $107,110,399 related to appreciated investment securities and $49,231,465 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2016

FRI-QTLY-0217
1.811331.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	816,645	$11,865,845
Fidelity Series 1000 Value Index Fund (a)	1,228,913	14,329,127
Fidelity Series All-Sector Equity Fund (a)	1,845,425	22,163,550
Fidelity Series Blue Chip Growth Fund (a)	1,945,398	22,177,538
Fidelity Series Commodity Strategy Fund (a)(b)	6,780,491	36,750,261
Fidelity Series Equity-Income Fund (a)	4,225,201	54,631,843
Fidelity Series Growth & Income Fund (a)	2,713,152	38,445,370
Fidelity Series Growth Company Fund (a)	3,315,545	44,295,682
Fidelity Series Intrinsic Opportunities Fund (a)	2,145,059	32,733,602
Fidelity Series Opportunistic Insights Fund (a)	1,655,110	24,313,560
Fidelity Series Real Estate Equity Fund (a)	356,707	4,615,783
Fidelity Series Small Cap Discovery Fund (a)	632,329	7,309,719
Fidelity Series Small Cap Opportunities Fund (a)	1,436,023	20,104,325
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,131,318	38,859,657
TOTAL DOMESTIC EQUITY FUNDS
(Cost $301,853,685)		372,595,862

International Equity Funds - 10.1%
Fidelity Series Emerging Markets Fund (a)	6,175,515	96,955,590
Fidelity Series International Growth Fund (a)	4,051,518	51,859,433
Fidelity Series International Small Cap Fund (a)	819,486	11,661,284
Fidelity Series International Value Fund (a)	5,779,434	52,939,614
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $200,256,501)		213,415,921

Bond Funds - 45.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,422,642	14,169,519
Fidelity Series Floating Rate High Income Fund (a)	579,971	5,509,721
Fidelity Series High Income Fund (a)	5,622,488	52,907,612
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,265,599	80,754,902
Fidelity Series Investment Grade Bond Fund (a)	71,329,934	791,048,966
Fidelity Series Long-Term Treasury Bond Index Fund (a)	87,758	740,676
Fidelity Series Real Estate Income Fund (a)	965,269	10,502,130
TOTAL BOND FUNDS
(Cost $930,477,049)		955,633,526

Short-Term Funds - 27.0%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	387,526,992	387,526,992
Fidelity Series Short-Term Credit Fund (a)	18,342,236	182,505,251
TOTAL SHORT-TERM FUNDS
(Cost $570,651,231)		570,032,243
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,003,238,466)		2,111,677,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,850)
NET ASSETS - 100%		$2,111,669,702

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$361,804,933	$7,185,854	$368,990,787	$158,724	$--
Fidelity Series 100 Index Fund	13,381,328	572,289	3,072,782	262,191	11,865,845
Fidelity Series 1000 Value Index Fund	7,536,729	7,043,201	1,179,026	211,932	14,329,127
Fidelity Series All-Sector Equity Fund	42,190,365	3,451,526	23,710,848	289,275	22,163,550
Fidelity Series Blue Chip Growth Fund	29,248,682	680,808	9,211,569	73,261	22,177,538
Fidelity Series Commodity Strategy Fund	26,814,515	9,748,565	2,770,481	--	36,750,261
Fidelity Series Emerging Markets Debt Fund	13,717,841	828,869	1,052,334	681,182	14,169,519
Fidelity Series Emerging Markets Fund	96,622,467	2,753,810	7,754,390	1,187,937	96,955,590
Fidelity Series Equity-Income Fund	56,664,913	2,446,744	11,142,806	1,175,888	54,631,843
Fidelity Series Floating Rate High Income Fund	5,418,638	246,738	463,953	185,234	5,509,721
Fidelity Series Government Money Market Fund 0.40%	--	409,398,148	21,871,156	658,654	387,526,992
Fidelity Series Growth & Income Fund	43,465,994	1,302,992	11,789,543	740,127	38,445,370
Fidelity Series Growth Company Fund	52,047,879	2,064,869	14,302,424	48,893	44,295,682
Fidelity Series High Income Fund	66,012,169	2,740,299	21,362,881	2,740,279	52,907,612
Fidelity Series Inflation-Protected Bond Index Fund	82,864,420	5,555,555	6,770,464	36,758	80,754,902
Fidelity Series International Growth Fund	44,489,196	14,969,693	5,452,563	632,010	51,859,433
Fidelity Series International Small Cap Fund	11,162,200	3,054,663	1,879,666	122,056	11,661,284
Fidelity Series International Value Fund	44,139,893	14,394,632	5,753,678	1,263,573	52,939,614
Fidelity Series Intrinsic Opportunities Fund	33,163,750	898,322	3,877,156	426,650	32,733,602
Fidelity Series Investment Grade Bond Fund	847,712,225	48,502,181	91,062,088	16,525,904	791,048,966
Fidelity Series Long-Term Treasury Bond Index Fund	--	917,556	40,458	7,767	740,676
Fidelity Series Opportunistic Insights Fund	28,245,045	787,063	5,045,376	6,543	24,313,560
Fidelity Series Real Estate Equity Fund	5,209,839	476,410	669,542	86,413	4,615,783
Fidelity Series Real Estate Income Fund	10,578,572	1,007,768	1,091,278	455,372	10,502,130
Fidelity Series Short-Term Credit Fund	194,899,180	14,438,127	26,094,273	1,534,924	182,505,251
Fidelity Series Small Cap Discovery Fund	7,366,759	123,569	1,250,237	34,144	7,309,719
Fidelity Series Small Cap Opportunities Fund	22,720,796	413,444	6,218,877	103,801	20,104,325
Fidelity Series Stock Selector Large Cap Value Fund	37,527,034	2,736,971	5,706,926	504,155	38,859,657
Total	$2,185,005,362	$558,740,666	$659,587,562	$30,153,647	$2,111,677,552

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,008,314,602. Net unrealized appreciation aggregated $103,362,950, of which $126,777,180 related to appreciated investment securities and $23,414,230 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® Income Fund

December 31, 2016

FF-K-INC-QTLY-0217
1.907099.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	628,941	$9,138,516
Fidelity Series 1000 Value Index Fund Class F (a)	947,688	11,059,520
Fidelity Series All-Sector Equity Fund Class F (a)	1,422,830	17,045,498
Fidelity Series Blue Chip Growth Fund Class F (a)	1,497,058	17,066,458
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,177,628	28,373,404
Fidelity Series Equity-Income Fund Class F (a)	3,254,060	42,075,002
Fidelity Series Growth & Income Fund Class F (a)	2,086,449	29,606,712
Fidelity Series Growth Company Fund Class F (a)	2,547,757	34,038,028
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,679,062	25,639,272
Fidelity Series Opportunistic Insights Fund Class F (a)	1,271,629	18,718,374
Fidelity Series Real Estate Equity Fund Class F (a)	270,891	3,505,334
Fidelity Series Small Cap Discovery Fund Class F (a)	488,441	5,646,382
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,099,504	15,481,018
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,411,014	29,944,790
TOTAL DOMESTIC EQUITY FUNDS
(Cost $237,418,369)		287,338,308

International Equity Funds - 10.1%
Fidelity Series Emerging Markets Fund Class F (a)	4,751,086	74,782,099
Fidelity Series International Growth Fund Class F (a)	3,127,057	40,088,867
Fidelity Series International Small Cap Fund Class F (a)	638,342	9,102,755
Fidelity Series International Value Fund Class F (a)	4,460,477	40,947,183
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $154,766,811)		164,920,904

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,097,467	10,930,772
Fidelity Series Floating Rate High Income Fund Class F (a)	447,216	4,248,553
Fidelity Series High Income Fund Class F (a)	4,256,723	40,055,766
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,364,612	62,309,550
Fidelity Series Investment Grade Bond Fund Class F (a)	54,981,174	610,291,026
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	68,540	578,480
Fidelity Series Real Estate Income Fund Class F (a)	742,390	8,077,207
TOTAL BOND FUNDS
(Cost $750,672,477)		736,491,354

Short-Term Funds - 27.0%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	298,754,802	298,754,802
Fidelity Series Short-Term Credit Fund Class F (a)	14,142,921	140,722,066
TOTAL SHORT-TERM FUNDS
(Cost $439,951,221)		439,476,868
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,582,808,878)		1,628,227,434
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,580)
NET ASSETS - 100%		$1,628,161,854

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$276,274,522	$6,540,150	$282,814,672	$120,851	$--
Fidelity Series 100 Index Fund Class F	10,218,688	914,505	2,756,011	208,542	9,138,516
Fidelity Series 1000 Value Index Fund Class F	5,755,491	5,838,197	1,265,671	168,532	11,059,520
Fidelity Series All-Sector Equity Fund Class F	32,219,875	4,264,578	19,629,089	260,564	17,045,498
Fidelity Series Blue Chip Growth Fund Class F	22,358,615	1,602,268	8,001,769	89,942	17,066,458
Fidelity Series Commodity Strategy Fund Class F	20,547,294	8,630,827	3,180,427	--	28,373,404
Fidelity Series Emerging Markets Debt Fund Class F	10,478,636	1,084,986	1,142,446	535,652	10,930,772
Fidelity Series Emerging Markets Fund Class F	73,837,094	5,284,106	8,435,753	1,033,163	74,782,099
Fidelity Series Equity-Income Fund Class F	43,310,394	3,804,565	10,177,002	975,191	42,075,002
Fidelity Series Floating Rate High Income Fund Class F	4,130,496	385,983	504,623	146,675	4,248,553
Fidelity Series Government Money Market Fund Class F 0.40%	--	324,008,536	25,253,734	510,943	298,754,802
Fidelity Series Growth & Income Fund Class F	33,192,987	2,577,926	10,407,038	616,005	29,606,712
Fidelity Series Growth Company Fund Class F	39,671,524	1,492,754	10,575,411	91,041	34,038,028
Fidelity Series High Income Fund Class F	50,114,236	2,537,198	16,751,264	2,111,361	40,055,766
Fidelity Series Inflation-Protected Bond Index Fund Class F	62,930,647	7,347,171	7,327,292	91,331	62,309,550
Fidelity Series International Growth Fund Class F	33,969,127	13,416,354	5,564,835	552,487	40,088,867
Fidelity Series International Small Cap Fund Class F	8,529,848	3,030,210	1,933,165	109,929	9,102,755
Fidelity Series International Value Fund Class F	33,703,165	12,911,715	5,787,884	1,042,838	40,947,183
Fidelity Series Intrinsic Opportunities Fund Class F	25,731,101	1,698,555	3,774,465	372,219	25,639,272
Fidelity Series Investment Grade Bond Fund Class F	647,884,228	62,079,377	88,344,046	13,230,584	610,291,026
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	734,113	46,490	6,732	578,480
Fidelity Series Opportunistic Insights Fund Class F	21,569,666	1,646,407	4,742,368	35,431	18,718,374
Fidelity Series Real Estate Equity Fund Class F	3,978,373	619,020	786,714	71,197	3,505,334
Fidelity Series Real Estate Income Fund Class F	8,081,761	1,129,808	1,136,370	362,461	8,077,207
Fidelity Series Short-Term Credit Fund Class F	148,850,113	16,995,075	24,538,813	1,302,218	140,722,066
Fidelity Series Small Cap Discovery Fund Class F	5,586,013	373,857	1,133,963	35,420	5,646,382
Fidelity Series Small Cap Opportunities Fund Class F	17,349,348	1,151,717	5,468,318	107,436	15,481,018
Fidelity Series Stock Selector Large Cap Value Fund Class F	28,683,670	3,322,767	5,407,810	429,590	29,944,790
Total	$1,668,956,912	$495,422,725	$556,887,443	$24,618,335	$1,628,227,434

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,587,103,061. Net unrealized appreciation aggregated $41,124,373 of which $69,270,309 related to appreciated investment securities and $28,145,936 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2016

FF55-QTLY-0217
1.927052.105

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,244,444	$18,081,778
Fidelity Series 1000 Value Index Fund (a)	1,899,609	22,149,438
Fidelity Series All-Sector Equity Fund (a)	2,812,387	33,776,765
Fidelity Series Blue Chip Growth Fund (a)	2,967,087	33,824,795
Fidelity Series Commodity Strategy Fund (a)(b)	2,714,943	14,714,992
Fidelity Series Equity-Income Fund (a)	6,436,771	83,227,446
Fidelity Series Growth & Income Fund (a)	4,133,572	58,572,717
Fidelity Series Growth Company Fund (a)	4,912,853	65,635,710
Fidelity Series Intrinsic Opportunities Fund (a)	3,267,345	49,859,691
Fidelity Series Opportunistic Insights Fund (a)	2,524,401	37,083,449
Fidelity Series Real Estate Equity Fund (a)	559,980	7,246,144
Fidelity Series Small Cap Discovery Fund (a)	912,516	10,548,680
Fidelity Series Small Cap Opportunities Fund (a)	2,190,149	30,662,086
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,796,560	59,525,308
TOTAL DOMESTIC EQUITY FUNDS
(Cost $477,577,992)		524,908,999

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	5,091,355	79,934,275
Fidelity Series International Growth Fund (a)	5,940,467	76,037,975
Fidelity Series International Small Cap Fund (a)	1,238,041	17,617,317
Fidelity Series International Value Fund (a)	8,467,575	77,562,989
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $259,857,768)		251,152,556

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	524,168	5,220,712
Fidelity Series Floating Rate High Income Fund (a)	215,523	2,047,466
Fidelity Series High Income Fund (a)	1,968,117	18,519,980
Fidelity Series Inflation-Protected Bond Index Fund (a)	713,258	6,968,535
Fidelity Series Investment Grade Bond Fund (a)	366,635	4,065,984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	519	4,380
Fidelity Series Real Estate Income Fund (a)	364,203	3,962,524
TOTAL BOND FUNDS
(Cost $41,718,447)		40,789,581

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	1,101,356	1,101,356
Fidelity Series Short-Term Credit Fund (a)	52,062	518,018
TOTAL SHORT-TERM FUNDS
(Cost $1,620,014)		1,619,374
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $780,774,221)		818,470,510
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16)
NET ASSETS - 100%		$818,470,494

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$210,997	$4,654	$215,651	$100	$--
Fidelity Series 100 Index Fund	14,712,348	4,143,847	2,002,965	392,767	18,081,778
Fidelity Series 1000 Value Index Fund	8,286,576	13,387,494	1,038,096	322,041	22,149,438
Fidelity Series All-Sector Equity Fund	46,395,718	12,622,528	24,980,250	433,344	33,776,765
Fidelity Series Blue Chip Growth Fund	32,164,948	8,689,701	8,744,962	99,990	33,824,795
Fidelity Series Commodity Strategy Fund	8,354,063	6,918,155	1,622,245	--	14,714,992
Fidelity Series Emerging Markets Debt Fund	4,154,621	1,139,145	271,156	231,546	5,220,712
Fidelity Series Emerging Markets Fund	60,995,120	19,335,132	3,574,317	964,335	79,934,275
Fidelity Series Equity-Income Fund	62,262,981	21,147,047	8,816,009	1,573,220	83,227,446
Fidelity Series Floating Rate High Income Fund	1,616,113	442,412	111,035	62,251	2,047,466
Fidelity Series Government Money Market Fund 0.40%	--	1,130,501	29,144	934	1,101,356
Fidelity Series Growth & Income Fund	47,784,000	13,150,823	9,601,142	966,360	58,572,717
Fidelity Series Growth Company Fund	55,485,371	9,055,587	4,375,468	72,071	65,635,710
Fidelity Series High Income Fund	18,935,916	1,924,834	3,982,753	855,785	18,519,980
Fidelity Series Inflation-Protected Bond Index Fund	3,353,582	4,001,188	260,179	1,639	6,968,535
Fidelity Series International Growth Fund	58,632,856	24,672,992	4,159,206	912,570	76,037,975
Fidelity Series International Small Cap Fund	13,739,803	5,791,655	1,045,768	181,583	17,617,317
Fidelity Series International Value Fund	58,203,786	23,697,166	4,444,962	1,823,724	77,562,989
Fidelity Series Intrinsic Opportunities Fund	36,795,620	11,082,911	1,177,028	589,118	49,859,691
Fidelity Series Investment Grade Bond Fund	3,249,947	1,434,994	535,426	74,231	4,065,984
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,162	5	45	4,380
Fidelity Series Opportunistic Insights Fund	31,055,536	8,722,052	2,894,191	9,806	37,083,449
Fidelity Series Real Estate Equity Fund	5,727,324	2,777,023	739,679	118,934	7,246,144
Fidelity Series Real Estate Income Fund	3,259,636	1,021,956	305,807	159,559	3,962,524
Fidelity Series Short-Term Credit Fund	112,925	427,530	21,422	1,667	518,018
Fidelity Series Small Cap Discovery Fund	8,227,953	2,211,897	1,349,258	45,749	10,548,680
Fidelity Series Small Cap Opportunities Fund	24,975,909	6,557,853	5,110,620	144,810	30,662,086
Fidelity Series Stock Selector Large Cap Value Fund	40,927,588	16,581,178	3,762,673	759,214	59,525,308
Total	$649,621,237	$222,077,417	$95,171,417	$10,797,393	$818,470,510

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $785,279,630. Net unrealized appreciation aggregated $33,190,880, of which $55,030,018 related to appreciated investment securities and $21,839,138 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2030 Fund

December 31, 2016

FF-K-30-QTLY-0217
1.907114.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	21,636,933	$314,384,634
Fidelity Series 1000 Value Index Fund Class F (a)	32,907,983	384,036,157
Fidelity Series All-Sector Equity Fund Class F (a)	48,938,680	586,285,391
Fidelity Series Blue Chip Growth Fund Class F (a)	51,511,735	587,233,782
Fidelity Series Commodity Strategy Fund Class F (a)(b)	50,809,765	278,437,510
Fidelity Series Equity-Income Fund Class F (a)	111,279,591	1,438,845,111
Fidelity Series Growth & Income Fund Class F (a)	71,641,670	1,016,595,303
Fidelity Series Growth Company Fund Class F (a)	87,418,643	1,167,913,071
Fidelity Series Intrinsic Opportunities Fund Class F (a)	57,270,623	874,522,412
Fidelity Series Opportunistic Insights Fund Class F (a)	43,760,892	644,160,335
Fidelity Series Real Estate Equity Fund Class F (a)	9,620,330	124,487,072
Fidelity Series Small Cap Discovery Fund Class F (a)	15,820,173	182,881,202
Fidelity Series Small Cap Opportunities Fund Class F (a)	37,825,426	532,581,998
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	82,877,947	1,029,344,104
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,734,897,781)		9,161,708,082

International Equity Funds - 27.4%
Fidelity Series Emerging Markets Fund Class F (a)	92,601,114	1,457,541,531
Fidelity Series International Growth Fund Class F (a)	103,338,037	1,324,793,634
Fidelity Series International Small Cap Fund Class F (a)	21,381,590	304,901,470
Fidelity Series International Value Fund Class F (a)	147,368,298	1,352,840,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,363,904,872)		4,440,077,614

Bond Funds - 15.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,681,548	106,388,213
Fidelity Series Floating Rate High Income Fund Class F (a)	4,293,859	40,791,657
Fidelity Series High Income Fund Class F (a)	42,218,688	397,277,853
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	15,416,249	150,925,074
Fidelity Series Investment Grade Bond Fund Class F (a)	162,797,778	1,807,055,333
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	177,656	1,499,414
Fidelity Series Real Estate Income Fund Class F (a)	7,369,872	80,184,205
TOTAL BOND FUNDS
(Cost $2,628,836,963)		2,584,121,749

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	21,082,816	21,082,816
Fidelity Series Short-Term Credit Fund Class F (a)	333,697	3,320,285
TOTAL SHORT-TERM FUNDS
(Cost $24,415,388)		24,403,101
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,752,055,004)		16,210,310,546
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643,000)
NET ASSETS - 100%		$16,209,667,546

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$4,970,874	$27,841	$4,998,715	$2,378	$--
Fidelity Series 100 Index Fund Class F	312,979,593	26,318,953	49,057,601	7,142,410	314,384,634
Fidelity Series 1000 Value Index Fund Class F	176,385,655	208,025,520	28,871,969	5,826,357	384,036,157
Fidelity Series All-Sector Equity Fund Class F	986,382,823	128,441,056	530,406,951	8,923,394	586,285,391
Fidelity Series Blue Chip Growth Fund Class F	684,519,159	51,559,306	183,622,801	2,956,109	587,233,782
Fidelity Series Commodity Strategy Fund Class F	193,432,176	81,006,885	19,469,136	--	278,437,510
Fidelity Series Emerging Markets Debt Fund Class F	98,649,179	10,124,118	7,180,375	5,122,787	106,388,213
Fidelity Series Emerging Markets Fund Class F	1,349,270,426	126,688,055	92,751,287	20,058,640	1,457,541,531
Fidelity Series Equity-Income Fund Class F	1,325,670,482	154,433,201	205,841,298	31,843,189	1,438,845,111
Fidelity Series Floating Rate High Income Fund Class F	38,664,940	3,378,189	3,484,407	1,386,761	40,791,657
Fidelity Series Government Money Market Fund Class F 0.40%	--	22,716,802	1,633,986	20,480	21,082,816
Fidelity Series Growth & Income Fund Class F	1,016,008,775	81,295,929	217,874,070	20,001,387	1,016,595,303
Fidelity Series Growth Company Fund Class F	1,211,016,994	33,560,560	186,148,136	3,110,765	1,167,913,071
Fidelity Series High Income Fund Class F	459,010,009	19,967,762	120,017,480	19,838,724	397,277,853
Fidelity Series Inflation-Protected Bond Index Fund Class F	79,551,481	81,761,173	7,797,165	131,039	150,925,074
Fidelity Series International Growth Fund Class F	1,240,588,009	254,105,062	117,599,151	18,186,038	1,324,793,634
Fidelity Series International Small Cap Fund Class F	293,175,718	60,752,475	33,792,289	3,667,436	304,901,470
Fidelity Series International Value Fund Class F	1,222,125,805	247,311,711	121,826,308	34,319,820	1,352,840,979
Fidelity Series Intrinsic Opportunities Fund Class F	752,036,235	60,827,491	--	12,140,123	874,522,412
Fidelity Series Investment Grade Bond Fund Class F	1,469,877,688	458,039,424	84,965,367	34,051,028	1,807,055,333
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,775,764	1,911	16,733	1,499,414
Fidelity Series Opportunistic Insights Fund Class F	660,386,035	58,490,869	81,493,858	1,213,968	644,160,335
Fidelity Series Real Estate Equity Fund Class F	121,989,565	33,748,933	22,023,437	2,368,581	124,487,072
Fidelity Series Real Estate Income Fund Class F	77,863,871	10,817,426	8,470,539	3,553,843	80,184,205
Fidelity Series Short-Term Credit Fund Class F	2,687,488	1,079,802	431,609	25,116	3,320,285
Fidelity Series Small Cap Discovery Fund Class F	176,500,908	11,633,788	32,298,265	1,130,046	182,881,202
Fidelity Series Small Cap Opportunities Fund Class F	531,149,221	35,962,691	114,818,073	3,557,589	532,581,998
Fidelity Series Stock Selector Large Cap Value Fund Class F	869,587,973	146,384,596	96,352,360	14,764,203	1,029,344,104
Total	$15,354,481,082	$2,410,235,382	$2,373,228,544	$255,358,944	$16,210,310,546

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $14,796,196,474. Net unrealized appreciation aggregated $1,414,114,072, of which $1,738,286,377 related to appreciated investment securities and $324,172,305 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2016

F50-QTLY-0217
1.843411.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,023,930	$58,467,701
Fidelity Series 1000 Value Index Fund (a)	6,142,756	71,624,537
Fidelity Series All-Sector Equity Fund (a)	9,093,274	109,210,226
Fidelity Series Blue Chip Growth Fund (a)	9,592,360	109,352,902
Fidelity Series Commodity Strategy Fund (a)(b)	8,536,161	46,265,992
Fidelity Series Equity-Income Fund (a)	20,814,422	269,130,480
Fidelity Series Growth & Income Fund (a)	13,366,596	189,404,667
Fidelity Series Growth Company Fund (a)	16,121,958	215,389,358
Fidelity Series Intrinsic Opportunities Fund (a)	10,514,157	160,446,033
Fidelity Series Opportunistic Insights Fund (a)	8,161,194	119,887,936
Fidelity Series Real Estate Equity Fund (a)	1,810,816	23,431,965
Fidelity Series Small Cap Discovery Fund (a)	2,940,109	33,987,659
Fidelity Series Small Cap Opportunities Fund (a)	7,081,453	99,140,338
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,510,938	192,490,737
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,387,596,397)		1,698,230,531

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	16,425,487	257,880,142
Fidelity Series International Growth Fund (a)	19,210,905	245,899,590
Fidelity Series International Small Cap Fund (a)	3,987,330	56,739,710
Fidelity Series International Value Fund (a)	27,392,087	250,911,519
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $782,033,202)		811,430,961

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	1,723,850	17,169,549
Fidelity Series Floating Rate High Income Fund (a)	706,375	6,710,567
Fidelity Series High Income Fund (a)	6,719,114	63,226,862
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,465,457	24,087,513
Fidelity Series Investment Grade Bond Fund (a)	1,104,173	12,245,274
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,510	12,741
Fidelity Series Real Estate Income Fund (a)	1,202,975	13,088,368
TOTAL BOND FUNDS
(Cost $140,614,487)		136,540,874

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	3,424,084	3,424,084
Fidelity Series Short-Term Credit Fund (a)	90,757	903,034
TOTAL SHORT-TERM FUNDS
(Cost $4,329,091)		4,327,118
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,314,573,177)		2,650,529,484
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74)
NET ASSETS - 100%		$2,650,529,410

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$768,326	$6,212	$774,538	$354	$--
Fidelity Series 100 Index Fund	53,463,025	6,513,434	5,736,265	1,282,690	58,467,701
Fidelity Series 1000 Value Index Fund	30,118,880	39,318,682	2,908,629	1,051,763	71,624,537
Fidelity Series All-Sector Equity Fund	168,611,304	26,295,411	85,505,904	1,415,184	109,210,226
Fidelity Series Blue Chip Growth Fund	116,880,898	13,351,715	26,913,579	331,043	109,352,902
Fidelity Series Commodity Strategy Fund	30,135,468	15,236,653	2,676,081	--	46,265,992
Fidelity Series Emerging Markets Debt Fund	15,230,843	1,994,113	796,393	793,630	17,169,549
Fidelity Series Emerging Markets Fund	221,677,165	34,240,869	9,884,509	3,138,987	257,880,142
Fidelity Series Equity-Income Fund	226,287,224	39,321,550	25,771,464	5,308,509	269,130,480
Fidelity Series Floating Rate High Income Fund	5,970,275	711,811	323,474	214,560	6,710,567
Fidelity Series Government Money Market Fund 0.40%	--	3,624,998	200,914	3,231	3,424,084
Fidelity Series Growth & Income Fund	173,686,957	19,790,080	28,405,071	3,284,646	189,404,667
Fidelity Series Growth Company Fund	207,316,024	7,010,804	18,023,444	236,990	215,389,358
Fidelity Series High Income Fund	69,754,881	3,062,702	15,470,832	3,011,480	63,226,862
Fidelity Series Inflation-Protected Bond Index Fund	12,038,210	13,222,619	728,800	5,616	24,087,513
Fidelity Series International Growth Fund	213,030,573	54,724,557	12,247,717	2,977,336	245,899,590
Fidelity Series International Small Cap Fund	49,948,269	13,226,814	3,647,890	589,964	56,739,710
Fidelity Series International Value Fund	211,476,024	52,311,172	13,584,157	5,951,046	250,911,519
Fidelity Series Intrinsic Opportunities Fund	129,645,600	20,069,944	--	1,938,704	160,446,033
Fidelity Series Investment Grade Bond Fund	11,823,820	2,879,713	2,230,221	245,673	12,245,274
Fidelity Series Long-Term Treasury Bond Index Fund	--	15,219	159	132	12,741
Fidelity Series Opportunistic Insights Fund	112,623,958	15,648,686	9,356,380	32,026	119,887,936
Fidelity Series Real Estate Equity Fund	20,817,173	6,925,675	2,641,035	399,328	23,431,965
Fidelity Series Real Estate Income Fund	12,035,472	2,009,732	942,982	547,251	13,088,368
Fidelity Series Short-Term Credit Fund	410,011	547,507	51,513	4,242	903,034
Fidelity Series Small Cap Discovery Fund	29,925,715	3,376,310	4,177,912	152,446	33,987,659
Fidelity Series Small Cap Opportunities Fund	90,607,109	9,259,212	14,968,395	478,143	99,140,338
Fidelity Series Stock Selector Large Cap Value Fund	149,097,910	34,136,156	10,278,965	2,479,563	192,490,737
Total	$2,363,381,114	$438,832,350	$298,247,223	$35,874,537	$2,650,529,484

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,323,742,480. Net unrealized appreciation aggregated $326,787,004, of which $372,814,947 related to appreciated investment securities and $46,027,943 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

December 31, 2016

FRX-X05-QTLY-0217
1.906833.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,911,876)	322,452	20,807,807

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,213,582)	172,679	946,279

International Equity Funds - 10.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,372,568)	876,439	9,334,079

Bond Funds - 37.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $33,021,912)	2,860,917	32,871,933

Inflation-Protected Bond Funds - 4.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $4,565,403)	440,565	4,313,132

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $20,047,094)	20,047,094	20,047,094
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $81,132,435)		88,320,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,156)
NET ASSETS - 100%		$88,315,168

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$17,442,500	$888,940	$18,331,440	$9,102	$--
Fidelity Series Commodity Strategy Fund Class F	853,689	219,010	223,263	--	946,279
Fidelity Series Global ex U.S. Index Fund	8,738,127	2,702,185	2,318,809	231,508	9,334,079
Fidelity Series Government Money Market Fund	--	974,265	974,265	17	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	22,917,927	2,870,832	33,472	20,047,094
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,778,796	1,230,635	648,897	5,909	4,313,132
Fidelity Total Market Index Fund Class F	19,519,820	5,459,090	6,002,659	378,328	20,807,807
Fidelity U.S. Bond Index Fund Class F	29,370,920	9,511,287	5,180,073	577,655	32,871,933
Total	$79,703,852	$43,903,339	$36,550,238	$1,235,991	$88,320,324

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $81,538,932. Net unrealized appreciation aggregated $6,781,392, of which $8,260,428 related to appreciated investment securities and $1,479,036 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2025 Fund

December 31, 2016

FF-K-25-QTLY-0217
1.907112.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	15,021,528	$218,262,801
Fidelity Series 1000 Value Index Fund Class F (a)	22,822,271	266,335,905
Fidelity Series All-Sector Equity Fund Class F (a)	33,978,725	407,065,125
Fidelity Series Blue Chip Growth Fund Class F (a)	35,765,763	407,729,698
Fidelity Series Commodity Strategy Fund Class F (a)(b)	43,928,573	240,728,578
Fidelity Series Equity-Income Fund Class F (a)	77,695,445	1,004,602,098
Fidelity Series Growth & Income Fund Class F (a)	49,820,755	706,956,509
Fidelity Series Growth Company Fund Class F (a)	60,568,506	809,195,245
Fidelity Series Intrinsic Opportunities Fund Class F (a)	39,360,133	601,029,225
Fidelity Series Opportunistic Insights Fund Class F (a)	30,382,243	447,226,619
Fidelity Series Real Estate Equity Fund Class F (a)	6,654,804	86,113,169
Fidelity Series Small Cap Discovery Fund Class F (a)	11,033,484	127,547,072
Fidelity Series Small Cap Opportunities Fund Class F (a)	26,255,582	369,678,589
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	57,757,473	717,347,811
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,403,047,950)		6,409,818,444

International Equity Funds - 23.1%
Fidelity Series Emerging Markets Fund Class F (a)	69,817,076	1,098,920,774
Fidelity Series International Growth Fund Class F (a)	72,108,029	924,424,932
Fidelity Series International Small Cap Fund Class F (a)	15,014,043	214,100,260
Fidelity Series International Value Fund Class F (a)	102,806,217	943,761,073
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,091,783,049)		3,181,207,039

Bond Funds - 25.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	9,035,434	89,992,918
Fidelity Series Floating Rate High Income Fund Class F (a)	3,680,784	34,967,451
Fidelity Series High Income Fund Class F (a)	34,792,752	327,399,798
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	11,267,356	110,307,413
Fidelity Series Investment Grade Bond Fund Class F (a)	254,643,336	2,826,541,035
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	301,530	2,544,916
Fidelity Series Real Estate Income Fund Class F (a)	6,247,504	67,972,847
TOTAL BOND FUNDS
(Cost $3,566,100,308)		3,459,726,378

Short-Term Funds - 5.3%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	499,151,934	499,151,934
Fidelity Series Short-Term Credit Fund Class F (a)	23,612,658	234,945,945
TOTAL SHORT-TERM FUNDS
(Cost $735,122,382)		734,097,879
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,796,053,689)		13,784,849,740
NET OTHER ASSETS (LIABILITIES) - 0.0%		(541,361)
NET ASSETS - 100%		$13,784,308,379

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$350,185,339	$3,003,310	$353,188,649	$157,965	$--
Fidelity Series 100 Index Fund Class F	215,287,551	22,969,003	36,699,921	4,933,568	218,262,801
Fidelity Series 1000 Value Index Fund Class F	121,256,266	143,756,749	17,435,552	4,020,216	266,335,905
Fidelity Series All-Sector Equity Fund Class F	678,850,088	100,534,525	373,034,183	6,163,832	407,065,125
Fidelity Series Blue Chip Growth Fund Class F	471,088,834	46,509,469	133,750,345	2,043,068	407,729,698
Fidelity Series Commodity Strategy Fund Class F	159,950,785	76,820,482	15,659,690	--	240,728,578
Fidelity Series Emerging Markets Debt Fund Class F	81,072,431	10,199,831	5,190,572	4,256,375	89,992,918
Fidelity Series Emerging Markets Fund Class F	1,002,514,471	100,809,101	59,305,327	15,053,582	1,098,920,774
Fidelity Series Equity-Income Fund Class F	912,438,301	111,606,754	132,787,025	21,906,287	1,004,602,098
Fidelity Series Floating Rate High Income Fund Class F	31,903,937	3,676,174	2,473,776	1,162,805	34,967,451
Fidelity Series Government Money Market Fund Class F 0.40%	--	516,215,430	17,063,496	763,272	499,151,934
Fidelity Series Growth & Income Fund Class F	699,257,536	73,163,084	160,610,371	13,781,572	706,956,509
Fidelity Series Growth Company Fund Class F	833,281,469	22,804,348	122,075,965	2,145,512	809,195,245
Fidelity Series High Income Fund Class F	380,589,324	17,295,176	102,211,746	16,345,582	327,399,798
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,215,403	51,743,675	5,927,141	107,811	110,307,413
Fidelity Series International Growth Fund Class F	841,946,599	202,699,342	83,839,830	12,631,720	924,424,932
Fidelity Series International Small Cap Fund Class F	201,876,828	43,249,975	19,983,424	2,563,543	214,100,260
Fidelity Series International Value Fund Class F	835,693,916	194,064,624	89,361,187	23,833,297	943,761,073
Fidelity Series Intrinsic Opportunities Fund Class F	517,100,433	54,071,569	12,862,413	8,387,735	601,029,225
Fidelity Series Investment Grade Bond Fund Class F	2,552,081,699	492,830,034	163,182,206	56,405,884	2,826,541,035
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	3,010,994	1,146	28,360	2,544,916
Fidelity Series Opportunistic Insights Fund Class F	454,435,001	48,608,476	60,382,417	838,479	447,226,619
Fidelity Series Real Estate Equity Fund Class F	83,816,486	21,774,353	12,894,560	1,637,802	86,113,169
Fidelity Series Real Estate Income Fund Class F	64,222,731	10,407,494	6,599,038	2,967,959	67,972,847
Fidelity Series Short-Term Credit Fund Class F	187,259,264	60,280,816	11,545,118	1,878,883	234,945,945
Fidelity Series Small Cap Discovery Fund Class F	121,500,829	10,940,412	23,632,784	778,069	127,547,072
Fidelity Series Small Cap Opportunities Fund Class F	365,500,545	33,676,816	84,922,187	2,456,530	369,678,589
Fidelity Series Stock Selector Large Cap Value Fund Class F	603,916,949	103,100,414	64,540,385	10,194,514	717,347,811
Total	$12,833,243,015	$2,579,822,430	$2,171,160,454	$217,444,222	$13,784,849,740

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $12,836,204,128. Net unrealized appreciation aggregated $948,645,612, of which $1,240,536,484 related to appreciated investment securities and $291,890,872 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2016

F45-QTLY-0217
1.843410.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,902,577	$71,234,446
Fidelity Series 1000 Value Index Fund (a)	7,478,666	87,201,245
Fidelity Series All-Sector Equity Fund (a)	11,079,049	133,059,378
Fidelity Series Blue Chip Growth Fund (a)	11,687,612	133,238,774
Fidelity Series Commodity Strategy Fund (a)(b)	10,395,805	56,345,265
Fidelity Series Equity-Income Fund (a)	25,359,594	327,899,550
Fidelity Series Growth & Income Fund (a)	16,285,438	230,764,651
Fidelity Series Growth Company Fund (a)	19,630,305	262,260,879
Fidelity Series Intrinsic Opportunities Fund (a)	12,810,834	195,493,324
Fidelity Series Opportunistic Insights Fund (a)	9,939,480	146,010,968
Fidelity Series Real Estate Equity Fund (a)	2,201,341	28,485,348
Fidelity Series Small Cap Discovery Fund (a)	3,593,195	41,537,331
Fidelity Series Small Cap Opportunities Fund (a)	8,628,072	120,793,005
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,892,883	234,460,675
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,691,820,742)		2,068,784,839

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	19,999,290	313,988,855
Fidelity Series International Growth Fund (a)	23,398,998	299,507,171
Fidelity Series International Small Cap Fund (a)	4,853,328	69,062,852
Fidelity Series International Value Fund (a)	33,362,631	305,601,704
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $955,861,522)		988,160,582

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,100,229	20,918,277
Fidelity Series Floating Rate High Income Fund (a)	855,359	8,125,907
Fidelity Series High Income Fund (a)	8,227,729	77,422,926
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,038,714	29,688,236
Fidelity Series Investment Grade Bond Fund (a)	1,329,422	14,743,293
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,789	15,100
Fidelity Series Real Estate Income Fund (a)	1,468,232	15,974,360
TOTAL BOND FUNDS
(Cost $171,033,203)		166,888,099

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	4,171,130	4,171,130
Fidelity Series Short-Term Credit Fund (a)	92,958	924,933
TOTAL SHORT-TERM FUNDS
(Cost $5,098,494)		5,096,063
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,823,813,961)		3,228,929,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133)
NET ASSETS - 100%		$3,228,929,450

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$947,216	$6,026	$953,242	$436	$--
Fidelity Series 100 Index Fund	65,803,373	7,541,729	7,277,215	1,563,249	71,234,446
Fidelity Series 1000 Value Index Fund	37,122,023	47,771,576	3,896,208	1,280,886	87,201,245
Fidelity Series All-Sector Equity Fund	207,816,099	31,007,722	105,602,570	1,724,757	133,059,378
Fidelity Series Blue Chip Growth Fund	144,056,686	15,133,439	33,352,033	403,463	133,238,774
Fidelity Series Commodity Strategy Fund	37,065,965	18,117,981	3,177,488	--	56,345,265
Fidelity Series Emerging Markets Debt Fund	18,756,472	2,307,883	1,061,544	970,253	20,918,277
Fidelity Series Emerging Markets Fund	273,148,747	39,747,686	13,557,771	3,823,017	313,988,855
Fidelity Series Equity-Income Fund	278,917,934	46,177,900	32,959,545	6,487,326	327,899,550
Fidelity Series Floating Rate High Income Fund	7,310,053	815,499	428,383	260,897	8,125,907
Fidelity Series Government Money Market Fund 0.40%	--	4,420,164	249,035	3,939	4,171,130
Fidelity Series Growth & Income Fund	214,071,267	22,551,561	35,547,010	4,017,108	230,764,651
Fidelity Series Growth Company Fund	255,698,304	7,674,526	24,532,248	288,493	262,260,879
Fidelity Series High Income Fund	86,194,805	3,787,853	19,816,951	3,708,767	77,422,926
Fidelity Series Inflation-Protected Bond Index Fund	14,891,762	16,279,089	936,579	6,889	29,688,236
Fidelity Series International Growth Fund	262,537,558	64,754,842	16,165,821	3,627,393	299,507,171
Fidelity Series International Small Cap Fund	61,553,434	15,700,032	4,799,273	718,288	69,062,852
Fidelity Series International Value Fund	260,624,130	62,010,470	17,901,156	7,250,009	305,601,704
Fidelity Series Intrinsic Opportunities Fund	159,627,697	22,745,862	--	2,367,342	195,493,324
Fidelity Series Investment Grade Bond Fund	14,573,489	3,311,606	2,876,562	298,967	14,743,293
Fidelity Series Long-Term Treasury Bond Index Fund	--	18,067	206	158	15,100
Fidelity Series Opportunistic Insights Fund	138,960,626	17,942,325	12,106,102	39,017	146,010,968
Fidelity Series Real Estate Equity Fund	25,657,430	8,246,390	3,390,662	487,413	28,485,348
Fidelity Series Real Estate Income Fund	14,852,237	2,356,837	1,222,756	670,186	15,974,360
Fidelity Series Short-Term Credit Fund	505,128	489,100	65,908	4,878	924,933
Fidelity Series Small Cap Discovery Fund	37,033,000	3,713,695	5,126,115	186,435	41,537,331
Fidelity Series Small Cap Opportunities Fund	111,722,534	10,456,174	18,766,363	582,395	120,793,005
Fidelity Series Stock Selector Large Cap Value Fund	183,524,487	40,503,916	13,395,494	3,021,100	234,460,675
Total	$2,912,972,456	$515,589,950	$379,164,240	$43,793,061	$3,228,929,583

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,835,286,922. Net unrealized appreciation aggregated $393,642,661, of which $453,088,497 related to appreciated investment securities and $59,445,836 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

December 31, 2016

FRX-INC-QTLY-0217
1.906829.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $24,317,049)	612,002	39,492,516

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,636,352)	499,574	2,737,667

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $18,083,355)	1,713,943	18,253,494

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $101,517,414)	8,801,550	101,129,814

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,096,509)	1,536,770	15,044,979

Short-Term Funds - 29.9%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $75,467,776)	75,467,776	75,467,776
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $239,118,455)		252,126,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,700)
NET ASSETS - 100%		$252,113,546

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$74,654,882	$2,279,540	$76,934,422	$38,739	$--
Fidelity Series Commodity Strategy Fund Class F	2,686,206	409,760	655,655	--	2,737,667
Fidelity Series Global ex U.S. Index Fund	17,936,908	3,556,972	3,677,811	471,024	18,253,494
Fidelity Series Government Money Market Fund	--	4,100,111	4,100,111	72	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	85,800,690	10,332,914	136,578	75,467,776
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,859,669	2,447,247	2,093,308	22,614	15,044,979
Fidelity Total Market Index Fund Class F	39,146,637	6,529,350	9,841,022	757,820	39,492,516
Fidelity U.S. Bond Index Fund Class F	100,073,079	17,954,857	14,247,576	1,917,192	101,129,814
Total	$249,357,381	$123,078,527	$121,882,819	$3,344,039	$252,126,246

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $239,907,433. Net unrealized appreciation aggregated $12,218,813, of which $16,253,999 related to appreciated investment securities and $4,035,186 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2016

AFF20-QTLY-0217
1.811328.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,516,250	$107,343,305
Fidelity Advisor Series Equity-Income Fund (a)	15,395,890	198,914,893
Fidelity Advisor Series Growth & Income Fund (a)	9,802,029	137,228,402
Fidelity Advisor Series Growth Opportunities Fund (a)	6,823,752	70,830,547
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,729,070	99,455,647
Fidelity Advisor Series Small Cap Fund (a)	4,924,547	54,810,211
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	10,571,554	133,201,586
Fidelity Series 100 Index Fund (a)	3,911,730	56,837,433
Fidelity Series 1000 Value Index Fund (a)	1,896,196	22,109,648
Fidelity Series All-Sector Equity Fund (a)	6,363,678	76,427,770
Fidelity Series Commodity Strategy Fund (a)(b)	8,185,620	44,366,061
Fidelity Series Real Estate Equity Fund (a)	1,042,279	13,487,091
Fidelity Series Small Cap Opportunities Fund (a)	4,683,284	65,565,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $898,993,335)		1,080,578,564

International Equity Funds - 21.3%
Fidelity Series Emerging Markets Fund (a)	12,293,756	193,011,969
Fidelity Series International Growth Fund (a)	12,179,879	155,902,454
Fidelity Series International Small Cap Fund (a)	2,529,504	35,994,844
Fidelity Series International Value Fund (a)	17,374,900	159,154,085
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $500,765,369)		544,063,352

Bond Funds - 28.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,705,630	16,988,079
Fidelity Series Floating Rate High Income Fund (a)	689,089	6,546,341
Fidelity Series High Income Fund (a)	6,597,075	62,078,480
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,963,479	28,953,189
Fidelity Series Investment Grade Bond Fund (a)	55,059,071	610,605,096
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,537	570,013
Fidelity Series Real Estate Income Fund (a)	1,181,053	12,849,859
TOTAL BOND FUNDS
(Cost $748,070,006)		738,591,057

Short-Term Funds - 7.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	6,240,372	62,154,104
Fidelity Series Government Money Market Fund 0.40% (a)(c)	132,156,807	132,156,807
TOTAL SHORT-TERM FUNDS
(Cost $194,513,975)		194,310,911
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,342,342,685)		2,557,543,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(528,203)
NET ASSETS - 100%		$2,557,015,681

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$115,799,462	$5,541,810	$20,022,088	$134,153	$107,343,305
Fidelity Advisor Series Equity-Income Fund	208,978,797	15,266,527	49,604,794	4,589,023	198,914,893
Fidelity Advisor Series Growth & Income Fund	144,377,200	6,317,211	32,110,364	2,489,189	137,228,402
Fidelity Advisor Series Growth Opportunities Fund	76,278,340	6,133,804	12,470,705	245,348	70,830,547
Fidelity Advisor Series Opportunistic Insights Fund	107,469,917	7,581,761	18,286,844	--	99,455,647
Fidelity Advisor Series Short-Term Credit Fund	51,085,323	19,791,759	8,473,938	491,856	62,154,104
Fidelity Advisor Series Small Cap Fund	57,798,864	3,911,225	12,445,040	467,654	54,810,211
Fidelity Advisor Series Stock Selector Large Cap Value Fund	138,959,744	10,055,867	32,218,813	1,943,321	133,201,586
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	95,816,471	6,178,647	101,995,118	44,012	--
Fidelity Series 100 Index Fund	63,079,196	2,797,425	13,746,773	1,257,655	56,837,433
Fidelity Series 1000 Value Index Fund	23,142,211	1,021,317	4,796,194	327,455	22,109,648
Fidelity Series All-Sector Equity Fund	138,800,525	12,711,873	75,870,364	998,919	76,427,770
Fidelity Series Commodity Strategy Fund	32,984,928	13,770,473	6,086,813	--	44,366,061
Fidelity Series Emerging Markets Debt Fund	17,275,432	1,220,826	2,370,761	839,859	16,988,079
Fidelity Series Emerging Markets Fund	200,255,462	9,810,495	28,471,370	2,369,269	193,011,969
Fidelity Series Floating Rate High Income Fund	6,758,527	384,747	978,013	227,227	6,546,341
Fidelity Series Government Money Market Fund 0.40%	--	146,687,151	14,530,344	208,738	132,156,807
Fidelity Series High Income Fund	81,452,654	3,319,535	29,396,607	3,307,007	62,078,480
Fidelity Series Inflation-Protected Bond Index Fund	29,379,906	4,501,821	4,590,642	13,081	28,953,189
Fidelity Series International Growth Fund	159,060,118	29,709,539	27,101,993	1,903,587	155,902,454
Fidelity Series International Small Cap Fund	38,139,374	6,497,145	6,714,719	377,413	35,994,844
Fidelity Series International Value Fund	157,872,541	28,667,480	28,252,631	3,806,354	159,154,085
Fidelity Series Investment Grade Bond Fund	676,203,688	52,818,892	107,871,091	12,983,710	610,605,096
Fidelity Series Long-Term Treasury Bond Index Fund	--	747,342	70,882	6,053	570,013
Fidelity Series Real Estate Equity Fund	14,492,629	2,991,020	2,954,694	248,115	13,487,091
Fidelity Series Real Estate Income Fund	13,615,994	1,419,026	2,213,053	570,993	12,849,859
Fidelity Series Small Cap Opportunities Fund	69,761,956	3,538,394	17,785,148	327,773	65,565,970
	$2,718,839,259	$403,393,112	$661,429,796	$40,177,764	$2,557,543,884

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,348,589,823. Net unrealized appreciation aggregated $208,954,061, of which $249,738,494 related to appreciated investment securities and $40,784,433 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2016

AFF35-QTLY-0217
1.811337.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,240,707	$138,075,179
Fidelity Advisor Series Equity-Income Fund (a)	19,798,735	255,799,649
Fidelity Advisor Series Growth & Income Fund (a)	12,604,938	176,469,128
Fidelity Advisor Series Growth Opportunities Fund (a)	8,777,728	91,112,819
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,655,371	127,926,379
Fidelity Advisor Series Small Cap Fund (a)	6,333,936	70,496,703
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,594,083	171,285,440
Fidelity Series 100 Index Fund (a)	5,030,966	73,099,939
Fidelity Series 1000 Value Index Fund (a)	2,438,415	28,431,920
Fidelity Series All-Sector Equity Fund (a)	8,185,599	98,309,044
Fidelity Series Commodity Strategy Fund (a)(b)	6,639,365	35,985,359
Fidelity Series Real Estate Equity Fund (a)	1,340,118	17,341,132
Fidelity Series Small Cap Opportunities Fund (a)	6,024,457	84,342,403
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,162,331,279)		1,368,675,094

International Equity Funds - 30.5%
Fidelity Series Emerging Markets Fund (a)	13,205,592	207,327,797
Fidelity Series International Growth Fund (a)	15,456,869	197,847,917
Fidelity Series International Small Cap Fund (a)	3,198,768	45,518,476
Fidelity Series International Value Fund (a)	22,045,772	201,939,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $622,006,854)		652,633,459

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,410,318	14,046,763
Fidelity Series Floating Rate High Income Fund (a)	573,363	5,446,953
Fidelity Series High Income Fund (a)	5,633,944	53,015,418
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,095,108	20,469,204
Fidelity Series Investment Grade Bond Fund (a)	1,321,553	14,656,017
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,178	9,941
Fidelity Series Real Estate Income Fund (a)	988,308	10,752,795
TOTAL BOND FUNDS
(Cost $120,460,870)		118,397,091

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	43,645	434,704
Fidelity Series Government Money Market Fund 0.40% (a)(c)	2,765,723	2,765,723
TOTAL SHORT-TERM FUNDS
(Cost $3,200,977)		3,200,427
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,907,999,980)		2,142,906,071
NET OTHER ASSETS (LIABILITIES) - 0.0%		(406,361)
NET ASSETS - 100%		$2,142,499,710

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$136,452,426	$14,717,254	$20,293,131	$171,934	$138,075,179
Fidelity Advisor Series Equity-Income Fund	246,239,392	30,114,815	50,287,044	5,676,746	255,799,649
Fidelity Advisor Series Growth & Income Fund	170,120,907	16,504,813	33,211,392	3,074,943	176,469,128
Fidelity Advisor Series Growth Opportunities Fund	89,875,129	11,973,732	11,646,552	314,451	91,112,819
Fidelity Advisor Series Opportunistic Insights Fund	126,641,706	16,699,864	18,448,352	--	127,926,379
Fidelity Advisor Series Short-Term Credit Fund	373,538	152,945	89,796	3,256	434,704
Fidelity Advisor Series Small Cap Fund	68,109,059	7,888,322	12,393,776	599,323	70,496,703
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,743,859	19,753,691	32,380,286	2,490,019	171,285,440
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	692,866	3,504	696,370	318	--
Fidelity Series 100 Index Fund	74,302,711	5,151,309	12,066,539	1,611,691	73,099,939
Fidelity Series 1000 Value Index Fund	27,269,591	1,996,892	4,164,115	419,580	28,431,920
Fidelity Series All-Sector Equity Fund	163,558,642	18,908,147	84,580,212	1,280,277	98,309,044
Fidelity Series Commodity Strategy Fund	26,916,854	10,227,269	4,163,407	--	35,985,359
Fidelity Series Emerging Markets Debt Fund	13,775,876	1,249,378	1,658,184	682,977	14,046,763
Fidelity Series Emerging Markets Fund	200,352,082	20,474,039	24,603,589	2,535,664	207,327,797
Fidelity Series Floating Rate High Income Fund	5,403,701	418,850	684,262	185,228	5,446,953
Fidelity Series Government Money Market Fund 0.40%	--	3,044,704	278,982	2,707	2,765,723
Fidelity Series High Income Fund	64,411,139	2,845,515	19,568,336	2,682,652	53,015,418
Fidelity Series Inflation-Protected Bond Index Fund	10,719,074	11,752,516	1,619,271	4,809	20,469,204
Fidelity Series International Growth Fund	192,686,846	37,180,934	24,537,084	2,406,942	197,847,917
Fidelity Series International Small Cap Fund	45,179,649	9,341,779	6,771,162	475,537	45,518,476
Fidelity Series International Value Fund	191,280,936	35,502,849	25,738,647	4,812,257	201,939,269
Fidelity Series Investment Grade Bond Fund	10,704,351	6,468,679	2,330,156	230,957	14,656,017
Fidelity Series Long-Term Treasury Bond Index Fund	--	12,954	1,173	105	9,941
Fidelity Series Real Estate Equity Fund	17,075,429	4,370,545	2,793,720	307,360	17,341,132
Fidelity Series Real Estate Income Fund	10,970,564	1,365,964	1,596,050	469,884	10,752,795
Fidelity Series Small Cap Opportunities Fund	82,223,574	7,609,255	17,931,590	409,224	84,342,403
Total	$2,139,079,901	$295,730,518	$414,533,178	$30,848,841	$2,142,906,071

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,915,192,566. Net unrealized appreciation aggregated $227,713,505, of which $262,460,891 related to appreciated investment securities and $34,747,386 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

December 31, 2016

FRX-X35-QTLY-0217
1.906847.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $809,276,248)	16,904,846	1,090,869,707

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $28,972,937)	4,419,146	24,216,919

International Equity Funds - 26.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $490,479,306)	44,855,013	477,705,889

Bond Funds - 10.3%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $185,396,591)	15,970,919	183,505,860

Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $133,855)	13,536	132,513
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,514,258,937)		1,776,430,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138,932)
NET ASSETS - 100%		$1,776,291,956

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,326,332	$5,594,345	$2,971,403	$--	$24,216,919
Fidelity Series Global ex U.S. Index Fund	394,680,096	122,503,254	48,563,931	12,283,438	477,705,889
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	173,446	39,115	15	132,513
Fidelity Total Market Index Fund Class F	902,049,704	217,362,354	116,227,990	20,051,988	1,090,869,707
Fidelity U.S. Bond Index Fund Class F	146,079,513	52,158,008	10,273,902	3,003,963	183,505,860
Total	$1,462,135,645	$397,791,407	$178,076,341	$35,339,404	$1,776,430,888

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,519,686,353. Net unrealized appreciation aggregated $256,744,535, of which $289,465,974 related to appreciated investment securities and $32,721,439 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2016

AFF50-QTLY-0217
1.843409.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,082,771	$57,333,655
Fidelity Advisor Series Equity-Income Fund (a)	8,218,663	106,185,124
Fidelity Advisor Series Growth & Income Fund (a)	5,232,568	73,255,953
Fidelity Advisor Series Growth Opportunities Fund (a)	3,644,864	37,833,693
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,593,954	53,118,638
Fidelity Advisor Series Small Cap Fund (a)	2,629,632	29,267,801
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,642,951	71,101,186
Fidelity Series 100 Index Fund (a)	2,088,508	30,346,016
Fidelity Series 1000 Value Index Fund (a)	1,012,160	11,801,783
Fidelity Series All-Sector Equity Fund (a)	3,398,303	40,813,622
Fidelity Series Commodity Strategy Fund (a)(b)	2,878,156	15,599,606
Fidelity Series Real Estate Equity Fund (a)	556,237	7,197,704
Fidelity Series Small Cap Opportunities Fund (a)	2,501,121	35,015,698
TOTAL DOMESTIC EQUITY FUNDS
(Cost $488,329,779)		568,870,479

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	5,482,952	86,082,354
Fidelity Series International Growth Fund (a)	6,420,383	82,180,897
Fidelity Series International Small Cap Fund (a)	1,329,752	18,922,373
Fidelity Series International Value Fund (a)	9,154,813	83,858,088
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $261,753,977)		271,043,712

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	581,478	5,791,517
Fidelity Series Floating Rate High Income Fund (a)	237,335	2,254,685
Fidelity Series High Income Fund (a)	2,257,472	21,242,814
Fidelity Series Inflation-Protected Bond Index Fund (a)	834,057	8,148,740
Fidelity Series Investment Grade Bond Fund (a)	372,174	4,127,406
Fidelity Series Long-Term Treasury Bond Index Fund (a)	532	4,487
Fidelity Series Real Estate Income Fund (a)	406,298	4,420,525
TOTAL BOND FUNDS
(Cost $46,951,734)		45,990,174

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	18,074	180,020
Fidelity Series Government Money Market Fund 0.40% (a)(c)	1,145,667	1,145,667
TOTAL SHORT-TERM FUNDS
(Cost $1,325,867)		1,325,687
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $798,361,357)		887,230,052
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159,014)
NET ASSETS - 100%		$887,071,038

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$53,444,997	$9,086,033	$8,071,458	$70,806	$57,333,655
Fidelity Advisor Series Equity-Income Fund	96,445,139	17,185,489	19,458,335	2,301,888	106,185,124
Fidelity Advisor Series Growth & Income Fund	66,631,764	10,205,154	12,921,259	1,245,716	73,255,953
Fidelity Advisor Series Growth Opportunities Fund	35,201,691	6,882,909	4,578,434	129,501	37,833,693
Fidelity Advisor Series Opportunistic Insights Fund	49,602,389	9,648,898	7,312,302	--	53,118,638
Fidelity Advisor Series Short-Term Credit Fund	145,425	70,642	35,244	1,316	180,020
Fidelity Advisor Series Small Cap Fund	26,676,520	4,665,842	4,868,281	246,793	29,267,801
Fidelity Advisor Series Stock Selector Large Cap Value Fund	64,134,084	11,293,844	12,482,632	1,025,246	71,101,186
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	272,285	3,162	275,447	127	--
Fidelity Series 100 Index Fund	29,102,345	3,631,959	4,688,161	663,632	30,346,016
Fidelity Series 1000 Value Index Fund	10,680,890	1,412,562	1,633,373	172,750	11,801,783
Fidelity Series All-Sector Equity Fund	64,061,708	10,284,569	33,586,484	527,184	40,813,622
Fidelity Series Commodity Strategy Fund	10,616,309	5,628,121	1,881,957	--	15,599,606
Fidelity Series Emerging Markets Debt Fund	5,382,582	774,376	632,409	275,776	5,791,517
Fidelity Series Emerging Markets Fund	78,542,100	13,184,390	10,056,550	1,044,162	86,082,354
Fidelity Series Floating Rate High Income Fund	2,114,129	283,606	266,567	74,859	2,254,685
Fidelity Series Government Money Market Fund 0.40%	--	1,266,094	120,427	1,106	1,145,667
Fidelity Series High Income Fund	25,037,460	1,130,304	7,007,365	1,057,248	21,242,814
Fidelity Series Inflation-Protected Bond Index Fund	4,198,268	4,754,639	653,326	1,968	8,148,740
Fidelity Series International Growth Fund	75,554,508	19,656,162	9,892,357	991,617	82,180,897
Fidelity Series International Small Cap Fund	17,708,115	4,822,989	2,692,667	196,073	18,922,373
Fidelity Series International Value Fund	74,902,889	18,906,486	10,277,284	1,982,206	83,858,088
Fidelity Series Investment Grade Bond Fund	4,192,443	847,392	836,297	86,386	4,127,406
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,577	274	47	4,487
Fidelity Series Real Estate Equity Fund	6,697,352	2,142,173	1,099,690	125,357	7,197,704
Fidelity Series Real Estate Income Fund	4,275,417	762,653	618,870	189,454	4,420,525
Fidelity Series Small Cap Opportunities Fund	32,194,064	4,770,409	6,996,898	167,130	35,015,698
Total	$837,814,873	$163,306,434	$162,944,348	$12,578,348	$887,230,052

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $803,112,838. Net unrealized appreciation aggregated $84,117,214, of which $99,786,504 related to appreciated investment securities and $15,669,290 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2050 Fund

December 31, 2016

FF-K-50-QTLY-0217
1.907122.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	9,246,644	$134,353,737
Fidelity Series 1000 Value Index Fund Class F (a)	14,112,448	164,692,274
Fidelity Series All-Sector Equity Fund Class F (a)	20,916,296	250,577,229
Fidelity Series Blue Chip Growth Fund Class F (a)	22,025,997	251,096,368
Fidelity Series Commodity Strategy Fund Class F (a)(b)	19,508,972	106,909,166
Fidelity Series Equity-Income Fund Class F (a)	47,822,493	618,344,837
Fidelity Series Growth & Income Fund Class F (a)	30,666,428	435,156,613
Fidelity Series Growth Company Fund Class F (a)	37,080,225	495,391,807
Fidelity Series Intrinsic Opportunities Fund Class F (a)	24,250,441	370,304,231
Fidelity Series Opportunistic Insights Fund Class F (a)	18,708,663	275,391,512
Fidelity Series Real Estate Equity Fund Class F (a)	4,139,543	53,565,690
Fidelity Series Small Cap Discovery Fund Class F (a)	6,763,030	78,180,626
Fidelity Series Small Cap Opportunities Fund Class F (a)	16,170,717	227,683,702
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	35,610,082	442,277,220
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,426,995,361)		3,903,925,012

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund Class F (a)	37,737,558	593,989,168
Fidelity Series International Growth Fund Class F (a)	44,112,577	565,523,238
Fidelity Series International Small Cap Fund Class F (a)	9,175,983	130,849,524
Fidelity Series International Value Fund Class F (a)	62,885,923	577,292,777
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,882,828,475)		1,867,654,707

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,946,094	39,303,095
Fidelity Series Floating Rate High Income Fund Class F (a)	1,618,498	15,375,729
Fidelity Series High Income Fund Class F (a)	15,148,409	142,546,527
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,389,565	52,763,838
Fidelity Series Investment Grade Bond Fund Class F (a)	2,651,859	29,435,632
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	3,733	31,504
Fidelity Series Real Estate Income Fund Class F (a)	2,739,010	29,800,426
TOTAL BOND FUNDS
(Cost $313,970,894)		309,256,751

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	7,787,723	7,787,723
Fidelity Series Short-Term Credit Fund Class F (a)	346,160	3,444,293
TOTAL SHORT-TERM FUNDS
(Cost $11,235,491)		11,232,016
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,635,030,221)		6,092,068,486
NET OTHER ASSETS (LIABILITIES) - 0.0%		(240,106)
NET ASSETS - 100%		$6,091,828,380

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$1,693,060	$22,479	$1,715,539	$767	$--
Fidelity Series 100 Index Fund Class F	120,322,368	20,093,965	15,724,485	3,033,775	134,353,737
Fidelity Series 1000 Value Index Fund Class F	67,909,464	93,917,460	8,994,757	2,483,368	164,692,274
Fidelity Series All-Sector Equity Fund Class F	378,727,830	73,747,160	200,845,264	3,790,301	250,577,229
Fidelity Series Blue Chip Growth Fund Class F	262,908,796	41,883,854	67,240,402	1,214,475	251,096,368
Fidelity Series Commodity Strategy Fund Class F	67,450,509	39,522,087	8,409,346	--	106,909,166
Fidelity Series Emerging Markets Debt Fund Class F	34,123,688	5,914,606	2,376,071	1,836,403	39,303,095
Fidelity Series Emerging Markets Fund Class F	496,999,487	97,256,033	27,063,790	8,129,543	593,989,168
Fidelity Series Equity-Income Fund Class F	508,891,743	113,896,117	71,009,657	13,019,706	618,344,837
Fidelity Series Floating Rate High Income Fund Class F	13,406,769	2,189,640	1,016,560	501,505	15,375,729
Fidelity Series Government Money Market Fund Class F 0.40%	--	8,009,660	221,937	7,233	7,787,723
Fidelity Series Growth & Income Fund Class F	390,075,609	63,634,682	74,347,913	8,081,664	435,156,613
Fidelity Series Growth Company Fund Class F	463,703,528	24,241,728	35,702,617	1,318,139	495,391,807
Fidelity Series High Income Fund Class F	156,896,487	6,979,724	34,409,767	6,854,800	142,546,527
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,730,468	29,270,590	2,307,490	46,259	52,763,838
Fidelity Series International Growth Fund Class F	479,097,382	148,064,173	38,624,226	7,720,965	565,523,238
Fidelity Series International Small Cap Fund Class F	112,334,536	34,517,166	9,495,725	1,565,375	130,849,524
Fidelity Series International Value Fund Class F	472,935,988	143,114,837	40,110,450	14,567,167	577,292,777
Fidelity Series Intrinsic Opportunities Fund Class F	286,187,905	59,612,131	--	4,987,312	370,304,231
Fidelity Series Investment Grade Bond Fund Class F	26,547,086	7,232,402	3,757,665	593,059	29,435,632
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	37,425	238	348	31,504
Fidelity Series Opportunistic Insights Fund Class F	253,304,138	46,248,395	26,242,146	515,749	275,391,512
Fidelity Series Real Estate Equity Fund Class F	47,043,723	17,226,688	6,776,289	982,579	53,565,690
Fidelity Series Real Estate Income Fund Class F	26,924,542	5,679,459	2,747,311	1,283,225	29,800,426
Fidelity Series Short-Term Credit Fund Class F	897,336	2,713,464	159,881	12,876	3,444,293
Fidelity Series Small Cap Discovery Fund Class F	68,050,543	10,548,221	11,536,459	467,189	78,180,626
Fidelity Series Small Cap Opportunities Fund Class F	204,035,803	30,616,419	39,567,284	1,469,084	227,683,702
Fidelity Series Stock Selector Large Cap Value Fund Class F	333,925,656	95,042,547	31,435,137	6,278,900	442,277,220
Total	$5,301,124,444	$1,221,233,112	$761,838,406	$90,761,766	$6,092,068,486

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $5,648,651,460. Net unrealized appreciation aggregated $443,417,026, of which $568,614,762 related to appreciated investment securities and $125,197,736 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2016

AFF10-QTLY-0217
1.811320.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,441,090	$16,255,499
Fidelity Advisor Series Equity-Income Fund (a)	2,332,798	30,139,745
Fidelity Advisor Series Growth & Income Fund (a)	1,485,104	20,791,452
Fidelity Advisor Series Growth Opportunities Fund (a)	1,033,487	10,727,592
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,019,101	15,062,309
Fidelity Advisor Series Small Cap Fund (a)	746,064	8,303,690
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,601,830	20,183,057
Fidelity Series 100 Index Fund (a)	592,649	8,611,192
Fidelity Series 1000 Value Index Fund (a)	287,331	3,350,284
Fidelity Series All-Sector Equity Fund (a)	964,080	11,578,601
Fidelity Series Commodity Strategy Fund (a)(b)	1,669,582	9,049,134
Fidelity Series Real Estate Equity Fund (a)	157,973	2,044,171
Fidelity Series Small Cap Opportunities Fund (a)	709,342	9,930,789
TOTAL DOMESTIC EQUITY FUNDS
(Cost $136,331,565)		166,027,515

International Equity Funds - 16.7%
Fidelity Series Emerging Markets Fund (a)	2,145,526	33,684,758
Fidelity Series International Growth Fund (a)	1,857,605	23,777,347
Fidelity Series International Small Cap Fund (a)	384,996	5,478,500
Fidelity Series International Value Fund (a)	2,651,235	24,285,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $79,360,665)		87,225,919

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund (a)	355,486	3,540,636
Fidelity Series Floating Rate High Income Fund (a)	142,684	1,355,503
Fidelity Series High Income Fund (a)	1,350,484	12,708,050
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,450,656	14,172,906
Fidelity Series Investment Grade Bond Fund (a)	14,070,989	156,047,264
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,331	154,713
Fidelity Series Real Estate Income Fund (a)	240,905	2,621,046
TOTAL BOND FUNDS
(Cost $189,567,582)		190,600,118

Short-Term Funds - 14.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,496,131	24,861,460
Fidelity Series Government Money Market Fund 0.40% (a)(c)	52,806,165	52,806,165
TOTAL SHORT-TERM FUNDS
(Cost $77,741,540)		77,667,625
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $483,001,352)		521,521,177
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119,389)
NET ASSETS - 100%		$521,401,788

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$19,223,571	$547,558	$4,508,171	$20,455	$16,255,499
Fidelity Advisor Series Equity-Income Fund	34,692,643	1,970,883	10,420,313	726,236	30,139,745
Fidelity Advisor Series Growth & Income Fund	23,968,262	1,148,014	7,313,459	395,860	20,791,452
Fidelity Advisor Series Growth Opportunities Fund	12,663,650	742,713	2,855,175	37,411	10,727,592
Fidelity Advisor Series Opportunistic Insights Fund	17,840,714	842,929	4,093,880	--	15,062,309
Fidelity Advisor Series Short-Term Credit Fund	24,946,264	5,600,647	5,583,405	221,739	24,861,460
Fidelity Advisor Series Small Cap Fund	9,595,026	334,741	2,504,464	71,326	8,303,690
Fidelity Advisor Series Stock Selector Large Cap Value Fund	23,068,709	1,317,432	6,823,392	296,403	20,183,057
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	46,496,787	3,870,812	50,367,599	21,096	--
Fidelity Series 100 Index Fund	10,471,663	472,734	3,096,023	191,802	8,611,192
Fidelity Series 1000 Value Index Fund	3,841,614	178,756	1,114,796	49,947	3,350,284
Fidelity Series All-Sector Equity Fund	23,042,034	2,020,095	13,687,961	152,348	11,578,601
Fidelity Series Commodity Strategy Fund	7,283,256	2,835,137	1,852,859	--	9,049,134
Fidelity Series Emerging Markets Debt Fund	3,796,091	281,545	726,267	179,676	3,540,636
Fidelity Series Emerging Markets Fund	37,818,521	1,978,105	8,294,900	416,394	33,684,758
Fidelity Series Floating Rate High Income Fund	1,485,738	90,885	303,399	48,659	1,355,503
Fidelity Series Government Money Market Fund 0.40%	--	61,910,282	9,104,117	90,844	52,806,165
Fidelity Series High Income Fund	17,860,306	718,178	7,318,518	706,714	12,708,050
Fidelity Series Inflation-Protected Bond Index Fund	16,052,693	1,568,265	3,295,868	6,987	14,172,906
Fidelity Series International Growth Fund	25,703,990	5,195,752	6,234,904	292,323	23,777,347
Fidelity Series International Small Cap Fund	6,291,737	1,102,205	1,613,296	56,355	5,478,500
Fidelity Series International Value Fund	25,507,981	5,029,082	6,409,514	584,685	24,285,314
Fidelity Series Investment Grade Bond Fund	187,331,407	14,829,833	43,447,834	3,440,725	156,047,264
Fidelity Series Long-Term Treasury Bond Index Fund	--	201,882	18,554	1,627	154,713
Fidelity Series Real Estate Equity Fund	2,405,962	422,630	618,143	38,925	2,044,171
Fidelity Series Real Estate Income Fund	2,943,588	314,422	645,964	119,149	2,621,046
Fidelity Series Small Cap Opportunities Fund	11,581,740	438,044	3,689,825	51,701	9,930,789
Total	$595,913,947	$115,963,561	$205,942,600	$8,219,387	$521,521,177

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $484,110,340. Net unrealized appreciation aggregated $37,410,837, of which $43,492,335 related to appreciated investment securities and $6,081,498 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2016

AFF25-QTLY-0217
1.811335.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,743,848	$132,470,602
Fidelity Advisor Series Equity-Income Fund (a)	18,998,303	245,458,073
Fidelity Advisor Series Growth & Income Fund (a)	12,095,387	169,335,414
Fidelity Advisor Series Growth Opportunities Fund (a)	8,421,360	87,413,722
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,304,187	122,735,883
Fidelity Advisor Series Small Cap Fund (a)	6,077,247	67,639,761
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,044,887	164,365,581
Fidelity Series 100 Index Fund (a)	4,827,392	70,142,007
Fidelity Series 1000 Value Index Fund (a)	2,339,872	27,282,903
Fidelity Series All-Sector Equity Fund (a)	7,854,311	94,330,277
Fidelity Series Commodity Strategy Fund (a)(b)	9,053,496	49,069,951
Fidelity Series Real Estate Equity Fund (a)	1,286,358	16,645,468
Fidelity Series Small Cap Opportunities Fund (a)	5,779,880	80,918,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,106,697,884)		1,327,807,967

International Equity Funds - 23.0%
Fidelity Series Emerging Markets Fund (a)	14,454,651	226,938,021
Fidelity Series International Growth Fund (a)	14,933,374	191,147,186
Fidelity Series International Small Cap Fund (a)	3,101,994	44,141,381
Fidelity Series International Value Fund (a)	21,301,969	195,126,040
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $613,291,287)		657,352,628

Bond Funds - 25.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,904,165	18,965,481
Fidelity Series Floating Rate High Income Fund (a)	766,956	7,286,080
Fidelity Series High Income Fund (a)	7,253,380	68,254,308
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,506,943	24,492,836
Fidelity Series Investment Grade Bond Fund (a)	52,699,459	584,436,995
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,172	533,172
Fidelity Series Real Estate Income Fund (a)	1,313,574	14,291,687
TOTAL BOND FUNDS
(Cost $731,751,340)		718,260,559

Short-Term Funds - 5.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,862,004	48,425,556
Fidelity Series Government Money Market Fund 0.40% (a)(c)	103,067,288	103,067,288
TOTAL SHORT-TERM FUNDS
(Cost $151,661,156)		151,492,844
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,603,401,667)		2,854,913,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(544,064)
NET ASSETS - 100%		$2,854,369,934

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$137,707,630	$8,500,362	$21,000,473	$165,462	$132,470,602
Fidelity Advisor Series Equity-Income Fund	248,516,697	21,704,790	54,219,784	5,573,906	245,458,073
Fidelity Advisor Series Growth & Income Fund	171,691,621	9,794,938	34,828,488	3,019,398	169,335,414
Fidelity Advisor Series Growth Opportunities Fund	90,709,153	8,630,702	12,947,514	302,611	87,413,722
Fidelity Advisor Series Opportunistic Insights Fund	127,802,313	10,849,942	19,110,979	--	122,735,883
Fidelity Advisor Series Short-Term Credit Fund	42,517,011	11,802,689	5,681,038	393,527	48,425,556
Fidelity Advisor Series Small Cap Fund	68,733,085	5,586,046	13,454,576	576,776	67,639,761
Fidelity Advisor Series Stock Selector Large Cap Value Fund	165,249,648	14,181,352	34,998,430	2,396,587	164,365,581
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	79,546,299	556,508	80,102,807	36,058	--
Fidelity Series 100 Index Fund	75,012,557	4,217,024	14,781,816	1,551,127	70,142,007
Fidelity Series 1000 Value Index Fund	27,519,283	1,595,098	5,152,827	403,834	27,282,903
Fidelity Series All-Sector Equity Fund	165,059,094	17,318,314	88,730,449	1,232,198	94,330,277
Fidelity Series Commodity Strategy Fund	36,396,483	13,999,783	5,485,143	--	49,069,951
Fidelity Series Emerging Markets Debt Fund	18,635,514	1,572,097	2,168,216	406,759	18,965,481
Fidelity Series Emerging Markets Fund	228,047,458	12,713,257	26,576,855	3,300,796	226,938,021
Fidelity Series Floating Rate High Income Fund	7,253,136	514,790	895,948	248,297	7,286,080
Fidelity Series Government Money Market Fund 0.40%	--	113,426,506	10,359,218	164,824	103,067,288
Fidelity Series High Income Fund	86,805,502	3,788,369	29,535,225	3,577,810	68,254,308
Fidelity Series Inflation-Protected Bond Index Fund	14,683,385	12,425,323	2,195,196	6,786	24,492,836
Fidelity Series International Growth Fund	191,131,613	35,378,210	28,277,241	2,332,571	191,147,186
Fidelity Series International Small Cap Fund	45,765,205	7,375,517	6,715,941	462,564	44,141,381
Fidelity Series International Value Fund	189,706,229	34,078,930	29,664,355	4,663,899	195,126,040
Fidelity Series Investment Grade Bond Fund	578,801,411	89,494,954	72,953,238	11,871,659	584,436,995
Fidelity Series Long-Term Treasury Bond Index Fund	--	661,495	30,222	5,596	533,172
Fidelity Series Real Estate Equity Fund	17,233,328	3,845,971	3,157,557	302,032	16,645,468
Fidelity Series Real Estate Income Fund	14,628,008	1,737,137	2,091,855	627,041	14,291,687
Fidelity Series Small Cap Opportunities Fund	82,959,715	5,015,565	19,263,292	401,114	80,918,325
Total	$2,912,111,378	$450,765,669	$624,378,683	$44,023,232	$2,854,913,998

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,611,251,303. Net unrealized appreciation aggregated $243,662,695, of which $293,377,245 related to appreciated investment securities and $49,714,550 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

December 31, 2016

X60-QTLY-0217
1.9858344.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $28,360,355)	474,890	30,644,626

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $637,015)	122,437	670,954

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $13,337,741)	1,259,745	13,416,284

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $5,048,350)	432,104	4,964,869
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,383,461)		49,696,733
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,488)
NET ASSETS - 100%		$49,692,245

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$354,151	$495,799	$229,721	$--	$670,954
Fidelity Series Global ex U.S. Index Fund	7,157,920	10,450,380	4,248,708	408,333	13,416,284
Fidelity Total Market Index Fund Class F	16,361,650	22,174,101	10,126,425	626,117	30,644,626
Fidelity U.S. Bond Index Fund Class F	2,649,719	3,971,742	1,500,823	75,743	4,964,869
Total	$26,523,440	$37,092,022	$16,105,677	$1,110,193	$49,696,733

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $47,567,751. Net unrealized appreciation aggregated $2,128,982, of which $2,589,166 related to appreciated investment securities and $460,184 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

December 31, 2016

FRX-X30-QTLY-0217
1.906844.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,176,630,517)	24,967,008	1,611,121,012

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $48,251,364)	7,233,546	39,639,831

International Equity Funds - 23.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $727,570,170)	66,402,688	707,188,626

Bond Funds - 20.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $607,114,843)	52,153,794	599,247,093

Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $24,775,222)	2,462,585	24,108,707
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,584,342,116)		2,981,305,269
NET OTHER ASSETS (LIABILITIES) - 0.0%		(221,600)
NET ASSETS - 100%		$2,981,083,669

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$32,252,771	$7,754,524	$4,108,476	$--	$39,639,831
Fidelity Series Global ex U.S. Index Fund	602,068,590	166,433,680	74,994,561	18,072,791	707,188,626
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,196,324	8,558,034	1,351,599	29,492	24,108,707
Fidelity Total Market Index Fund Class F	1,372,593,954	289,459,523	181,805,799	29,583,255	1,611,121,012
Fidelity U.S. Bond Index Fund Class F	456,350,844	178,097,389	20,411,709	9,590,994	599,247,093
Total	$2,480,462,483	$650,303,150	$282,672,144	$57,276,532	$2,981,305,269

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,593,639,903. Net unrealized appreciation aggregated $387,665,366, of which $447,352,491 related to appreciated investment securities and $59,687,125 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2060 Fund

December 31, 2016

FK60-QTLY-0217
1.9858334.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	298,212	$4,333,014
Fidelity Series 1000 Value Index Fund Class F (a)	453,815	5,296,026
Fidelity Series All-Sector Equity Fund Class F (a)	674,754	8,083,559
Fidelity Series Blue Chip Growth Fund Class F (a)	711,327	8,109,133
Fidelity Series Commodity Strategy Fund Class F (a)(b)	609,480	3,339,952
Fidelity Series Equity-Income Fund Class F (a)	1,541,793	19,935,386
Fidelity Series Growth & Income Fund Class F (a)	988,756	14,030,444
Fidelity Series Growth Company Fund Class F (a)	1,099,149	14,684,637
Fidelity Series Intrinsic Opportunities Fund Class F (a)	774,612	11,828,323
Fidelity Series Opportunistic Insights Fund Class F (a)	603,457	8,882,892
Fidelity Series Real Estate Equity Fund Class F (a)	132,905	1,719,794
Fidelity Series Small Cap Discovery Fund Class F (a)	217,041	2,508,992
Fidelity Series Small Cap Opportunities Fund Class F (a)	521,828	7,347,337
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	1,147,897	14,256,876
TOTAL DOMESTIC EQUITY FUNDS
(Cost $118,385,261)		124,356,365

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	1,203,859	18,948,742
Fidelity Series International Growth Fund Class F (a)	1,407,296	18,041,535
Fidelity Series International Small Cap Fund Class F (a)	292,778	4,175,009
Fidelity Series International Value Fund Class F (a)	2,002,874	18,386,379
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $60,920,812)		59,551,665

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	118,038	1,175,661
Fidelity Series Floating Rate High Income Fund Class F (a)	51,074	485,200
Fidelity Series High Income Fund Class F (a)	497,282	4,679,428
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	170,140	1,665,667
Fidelity Series Investment Grade Bond Fund Class F (a)	86,071	955,386
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	121	1,022
Fidelity Series Real Estate Income Fund Class F (a)	82,927	902,240
TOTAL BOND FUNDS
(Cost $9,680,892)		9,864,604

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	257,137	257,137
Fidelity Series Short-Term Credit Fund Class F (a)	11,833	117,741
TOTAL SHORT-TERM FUNDS
(Cost $375,033)		374,878
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $189,361,998)		194,147,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,238)
NET ASSETS - 100%		$194,140,274

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$28,941	$1,712	$30,653	$14	$--
Fidelity Series 100 Index Fund Class F	2,024,736	2,473,838	380,774	93,635	4,333,014
Fidelity Series 1000 Value Index Fund Class F	1,140,384	3,992,450	126,472	76,425	5,296,026
Fidelity Series All-Sector Equity Fund Class F	6,385,886	5,859,198	3,858,771	116,995	8,083,559
Fidelity Series Blue Chip Growth Fund Class F	4,432,129	5,322,670	1,903,075	33,011	8,109,133
Fidelity Series Commodity Strategy Fund Class F	1,149,762	2,138,292	122,576	--	3,339,952
Fidelity Series Emerging Markets Debt Fund Class F	552,919	632,138	31,264	42,893	1,175,661
Fidelity Series Emerging Markets Fund Class F	8,387,755	10,552,647	327,060	249,255	18,948,742
Fidelity Series Equity-Income Fund Class F	8,580,542	11,539,198	1,769,946	330,999	19,935,386
Fidelity Series Floating Rate High Income Fund Class F	222,236	259,010	12,901	11,825	485,200
Fidelity Series Government Money Market Fund Class F 0.40%	--	261,164	4,027	202	257,137
Fidelity Series Growth & Income Fund Class F	6,575,813	7,998,444	1,950,529	197,392	14,030,444
Fidelity Series Growth Company Fund Class F	7,666,635	6,432,189	312,223	38,670	14,684,637
Fidelity Series High Income Fund Class F	2,651,390	2,466,588	718,788	162,677	4,679,428
Fidelity Series Inflation-Protected Bond Index Fund Class F	454,250	1,276,014	34,386	1,057	1,665,667
Fidelity Series International Growth Fund Class F	8,062,474	11,278,611	474,562	236,839	18,041,535
Fidelity Series International Small Cap Fund Class F	1,881,464	2,605,763	110,921	48,037	4,175,009
Fidelity Series International Value Fund Class F	8,003,809	10,968,434	512,546	446,359	18,386,379
Fidelity Series Intrinsic Opportunities Fund Class F	4,982,637	6,324,622	61,341	139,545	11,828,323
Fidelity Series Investment Grade Bond Fund Class F	447,320	637,496	107,351	14,284	955,386
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,419	207	12	1,022
Fidelity Series Opportunistic Insights Fund Class F	4,273,907	5,331,157	669,585	15,908	8,882,892
Fidelity Series Real Estate Equity Fund Class F	788,241	1,161,587	119,373	26,135	1,719,794
Fidelity Series Real Estate Income Fund Class F	433,286	520,997	41,572	31,378	902,240
Fidelity Series Short-Term Credit Fund Class F	15,606	106,364	3,968	364	117,741
Fidelity Series Small Cap Discovery Fund Class F	1,142,780	1,370,409	296,946	12,602	2,508,992
Fidelity Series Small Cap Opportunities Fund Class F	3,437,265	4,138,720	1,054,119	40,093	7,347,337
Fidelity Series Stock Selector Large Cap Value Fund Class F	5,621,011	8,304,259	780,408	193,721	14,256,876
Total	$89,343,178	$113,955,390	$15,816,344	$2,560,327	$194,147,512

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $189,960,050. Net unrealized appreciation aggregated $4,187,462, of which $8,113,202 related to appreciated investment securities and $3,925,740 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

December 31, 2016

FRX-X25-QTLY-0217
1.906841.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $738,148,440)	16,219,524	1,046,645,853

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $36,597,146)	5,587,843	30,621,379

International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $467,664,952)	43,348,421	461,660,684

Bond Funds - 28.5%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $686,944,220)	58,967,714	677,539,035

Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $39,985,850)	3,936,521	38,538,539

Short-Term Funds - 5.0%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $118,487,344)	118,487,344	118,487,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,087,827,952)		2,373,492,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		(174,176)
NET ASSETS - 100%		$2,373,318,658

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$78,284,051	$5,449,229	$83,733,280	$41,174	$--
Fidelity Series Commodity Strategy Fund Class F	25,103,313	6,218,693	3,565,150	--	30,621,379
Fidelity Series Global ex U.S. Index Fund	393,983,564	119,317,962	60,672,517	11,849,450	461,660,684
Fidelity Series Government Money Market Fund	--	4,468,018	4,468,018	79	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	123,365,812	4,878,468	182,070	118,487,344
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,741,585	11,653,246	2,389,055	49,135	38,538,539
Fidelity Total Market Index Fund Class F	894,380,763	218,603,200	152,143,919	19,323,990	1,046,645,853
Fidelity U.S. Bond Index Fund Class F	551,303,177	185,887,852	42,578,024	11,322,641	677,539,035
Total	$1,972,796,453	$674,964,012	$354,428,431	$42,768,539	$2,373,492,834

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,098,142,741. Net unrealized appreciation aggregated $275,350,093, of which $317,436,556 related to appreciated investment securities and $42,086,463 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2016

F35-QTLY-0217
1.811348.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,748,113	$141,640,085
Fidelity Series 1000 Value Index Fund (a)	14,869,873	173,382,725
Fidelity Series All-Sector Equity Fund (a)	22,028,829	264,566,235
Fidelity Series Blue Chip Growth Fund (a)	23,240,115	264,937,313
Fidelity Series Commodity Strategy Fund (a)(b)	20,650,058	111,923,312
Fidelity Series Equity-Income Fund (a)	50,423,606	651,977,221
Fidelity Series Growth & Income Fund (a)	32,380,764	458,835,432
Fidelity Series Growth Company Fund (a)	39,097,913	522,348,117
Fidelity Series Intrinsic Opportunities Fund (a)	25,377,085	387,254,321
Fidelity Series Opportunistic Insights Fund (a)	19,763,595	290,327,206
Fidelity Series Real Estate Equity Fund (a)	4,377,135	56,640,126
Fidelity Series Small Cap Discovery Fund (a)	7,144,813	82,594,039
Fidelity Series Small Cap Opportunities Fund (a)	17,155,568	240,177,950
Fidelity Series Stock Selector Large Cap Value Fund (a)	37,565,607	466,189,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,439,353,411)		4,112,793,264

International Equity Funds - 30.5%
Fidelity Series Emerging Markets Fund (a)	39,704,333	623,358,025
Fidelity Series International Growth Fund (a)	46,478,296	594,922,185
Fidelity Series International Small Cap Fund (a)	9,616,383	136,841,131
Fidelity Series International Value Fund (a)	66,270,029	607,033,468
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,929,207,190)		1,962,154,809

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,207,694	41,908,631
Fidelity Series Floating Rate High Income Fund (a)	1,717,430	16,315,588
Fidelity Series High Income Fund (a)	16,663,889	156,807,199
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,247,373	61,036,833
Fidelity Series Investment Grade Bond Fund (a)	3,979,647	44,134,281
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,673	30,997
Fidelity Series Real Estate Income Fund (a)	2,938,964	31,975,925
TOTAL BOND FUNDS
(Cost $360,784,299)		352,209,454

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	8,316,374	8,316,374
Fidelity Series Short-Term Credit Fund (a)	140,245	1,395,435
TOTAL SHORT-TERM FUNDS
(Cost $9,716,285)		9,711,809
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,739,061,185)		6,436,869,336
NET OTHER ASSETS (LIABILITIES) - 0.0%		(294)
NET ASSETS - 100%		$6,436,869,042

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$1,930,155	$4,339	$1,934,494	$884	$--
Fidelity Series 100 Index Fund	134,851,010	10,490,737	14,107,920	3,110,793	141,640,085
Fidelity Series 1000 Value Index Fund	76,399,576	92,275,543	7,700,447	2,548,824	173,382,725
Fidelity Series All-Sector Equity Fund	425,636,049	50,664,776	211,861,676	3,432,128	264,566,235
Fidelity Series Blue Chip Growth Fund	295,179,097	19,903,513	65,146,558	806,943	264,937,313
Fidelity Series Commodity Strategy Fund	75,534,320	32,137,225	4,456,771	--	111,923,312
Fidelity Series Emerging Markets Debt Fund	38,444,221	3,547,422	1,970,495	1,958,317	41,908,631
Fidelity Series Emerging Markets Fund	558,658,181	60,741,829	26,233,702	7,595,066	623,358,025
Fidelity Series Equity-Income Fund	571,011,361	72,883,263	63,702,720	13,023,420	651,977,221
Fidelity Series Floating Rate High Income Fund	15,081,225	1,187,077	826,833	529,276	16,315,588
Fidelity Series Government Money Market Fund 0.40%	--	8,803,521	487,147	7,876	8,316,374
Fidelity Series Growth & Income Fund	438,444,277	30,382,660	69,490,801	8,083,809	458,835,432
Fidelity Series Growth Company Fund	524,506,883	12,490,145	61,944,851	574,692	522,348,117
Fidelity Series High Income Fund	177,223,438	7,670,190	43,030,889	7,600,475	156,807,199
Fidelity Series Inflation-Protected Bond Index Fund	30,441,638	33,630,945	1,912,197	13,770	61,036,833
Fidelity Series International Growth Fund	537,063,287	110,436,421	29,810,290	7,210,247	594,922,185
Fidelity Series International Small Cap Fund	125,912,507	26,822,150	9,166,713	1,424,195	136,841,131
Fidelity Series International Value Fund	533,150,816	105,273,921	33,326,400	14,411,071	607,033,468
Fidelity Series Intrinsic Opportunities Fund	322,160,798	38,770,253	--	4,715,121	387,254,321
Fidelity Series Investment Grade Bond Fund	29,823,232	21,414,650	6,582,194	652,889	44,134,281
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,436	887	313	30,997
Fidelity Series Opportunistic Insights Fund	284,651,988	26,175,172	23,122,131	77,643	290,327,206
Fidelity Series Real Estate Equity Fund	52,942,465	14,641,980	6,898,751	977,730	56,640,126
Fidelity Series Real Estate Income Fund	30,462,027	3,884,215	2,364,034	1,352,027	31,975,925
Fidelity Series Short-Term Credit Fund	1,041,816	476,351	116,507	9,024	1,395,435
Fidelity Series Small Cap Discovery Fund	76,103,500	4,977,476	10,296,594	373,270	82,594,039
Fidelity Series Small Cap Opportunities Fund	228,924,297	13,319,244	36,900,805	1,163,476	240,177,950
Fidelity Series Stock Selector Large Cap Value Fund	375,509,642	68,191,980	25,283,136	6,011,740	466,189,182
Total	$5,961,087,806	$871,234,434	$758,675,943	$87,665,019	$6,436,869,336

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $5,754,034,387. Net unrealized appreciation aggregated $682,834,949, of which $811,536,225 related to appreciated investment securities and $128,701,276 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2016

FRX-X15-QTLY-0217
1.906837.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $209,438,410)	5,373,301	346,739,134

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,692,305)	2,049,931	11,233,622

International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $152,864,063)	14,413,815	153,507,126

Bond Funds - 31.8%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $308,685,501)	26,645,977	306,162,273

Inflation-Protected Bond Funds - 3.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $33,069,893)	3,200,850	31,336,326

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $115,170,241)	115,170,241	115,170,241
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $833,920,413)		964,148,722
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64,992)
NET ASSETS - 100%		$964,083,730

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$102,954,321	$2,324,173	$105,278,494	$53,032	$--
Fidelity Series Commodity Strategy Fund Class F	10,437,138	1,025,464	1,365,740	--	11,233,622
Fidelity Series Global ex U.S. Index Fund	147,341,830	26,841,478	24,155,189	3,885,572	153,507,126
Fidelity Series Government Money Market Fund	--	5,604,306	5,604,306	99	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	122,048,702	6,878,462	190,468	115,170,241
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,391,365	5,795,206	2,509,692	43,158	31,336,326
Fidelity Total Market Index Fund Class F	333,289,359	45,580,241	62,006,820	6,428,708	346,739,134
Fidelity U.S. Bond Index Fund Class F	285,756,519	54,776,724	26,966,570	5,408,170	306,162,273
Total	$908,170,532	$263,996,294	$234,765,273	$16,009,207	$964,148,722

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $837,455,207. Net unrealized appreciation aggregated $126,693,515, of which $142,353,081 related to appreciated investment securities and $15,659,566 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2020 Fund

December 31, 2016

FF-K-20-QTLY-0217
1.907109.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,043,422	$233,110,927
Fidelity Series 1000 Value Index Fund Class F (a)	24,362,069	284,305,339
Fidelity Series All-Sector Equity Fund Class F (a)	36,287,828	434,728,181
Fidelity Series Blue Chip Growth Fund Class F (a)	38,189,969	435,365,645
Fidelity Series Commodity Strategy Fund Class F (a)(b)	51,713,721	283,391,191
Fidelity Series Equity-Income Fund Class F (a)	82,983,780	1,072,980,274
Fidelity Series Growth & Income Fund Class F (a)	53,210,124	755,051,654
Fidelity Series Growth Company Fund Class F (a)	64,938,327	867,576,055
Fidelity Series Intrinsic Opportunities Fund Class F (a)	42,322,533	646,265,074
Fidelity Series Opportunistic Insights Fund Class F (a)	32,444,961	477,589,825
Fidelity Series Real Estate Equity Fund Class F (a)	7,095,879	91,820,677
Fidelity Series Small Cap Discovery Fund Class F (a)	11,826,022	136,708,819
Fidelity Series Small Cap Opportunities Fund Class F (a)	28,041,819	394,828,814
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	61,675,926	766,015,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,710,064,565)		6,879,737,478

International Equity Funds - 21.3%
Fidelity Series Emerging Markets Fund Class F (a)	78,075,510	1,228,908,527
Fidelity Series International Growth Fund Class F (a)	77,575,353	994,516,026
Fidelity Series International Small Cap Fund Class F (a)	16,136,716	230,109,572
Fidelity Series International Value Fund Class F (a)	110,626,894	1,015,554,884
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,289,811,536)		3,469,089,009

Bond Funds - 28.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,769,884	107,268,046
Fidelity Series Floating Rate High Income Fund Class F (a)	4,346,490	41,291,657
Fidelity Series High Income Fund Class F (a)	41,847,442	393,784,426
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	18,848,430	184,526,130
Fidelity Series Investment Grade Bond Fund Class F (a)	350,857,239	3,894,515,353
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	429,948	3,628,762
Fidelity Series Real Estate Income Fund Class F (a)	7,406,101	80,578,376
TOTAL BOND FUNDS
(Cost $4,858,148,001)		4,705,592,750

Short-Term Funds - 7.6%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	843,341,337	843,341,337
Fidelity Series Short-Term Credit Fund Class F (a)	39,879,841	396,804,416
TOTAL SHORT-TERM FUNDS
(Cost $1,241,825,108)		1,240,145,753
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,099,849,210)		16,294,564,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		(557,809)
NET ASSETS - 100%		$16,294,007,181

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$571,701,080	$31,161,217	$602,862,297	$260,006	$--
Fidelity Series 100 Index Fund Class F	244,660,959	14,970,708	45,081,940	5,289,782	233,110,927
Fidelity Series 1000 Value Index Fund Class F	137,955,491	148,683,068	23,167,390	4,308,155	284,305,339
Fidelity Series All-Sector Equity Fund Class F	770,680,737	87,761,201	426,523,007	6,608,667	434,728,181
Fidelity Series Blue Chip Growth Fund Class F	534,911,997	26,639,906	152,873,324	2,217,699	435,365,645
Fidelity Series Commodity Strategy Fund Class F	201,002,871	80,345,595	21,376,691	--	283,391,191
Fidelity Series Emerging Markets Debt Fund Class F	102,504,167	8,396,457	8,644,293	5,214,718	107,268,046
Fidelity Series Emerging Markets Fund Class F	1,186,962,515	59,803,527	84,509,013	16,893,575	1,228,908,527
Fidelity Series Equity-Income Fund Class F	1,035,760,821	73,321,879	160,954,080	24,014,702	1,072,980,274
Fidelity Series Floating Rate High Income Fund Class F	40,034,702	2,733,882	3,763,389	1,415,926	41,291,657
Fidelity Series Government Money Market Fund Class F 0.40%	--	886,919,018	43,577,681	1,294,319	843,341,337
Fidelity Series Growth & Income Fund Class F	793,857,980	44,602,467	187,995,984	15,193,819	755,051,654
Fidelity Series Growth Company Fund Class F	947,110,437	23,491,171	187,168,087	2,305,577	867,576,055
Fidelity Series High Income Fund Class F	481,432,267	20,379,431	147,958,096	20,341,718	393,784,426
Fidelity Series Inflation-Protected Bond Index Fund Class F	170,785,381	32,167,575	16,374,300	257,631	184,526,130
Fidelity Series International Growth Fund Class F	945,668,345	198,270,300	110,718,390	13,637,108	994,516,026
Fidelity Series International Small Cap Fund Class F	227,006,807	43,337,471	28,002,687	2,764,834	230,109,572
Fidelity Series International Value Fund Class F	938,635,502	189,310,601	116,844,946	25,734,981	1,015,554,884
Fidelity Series Intrinsic Opportunities Fund Class F	582,740,130	32,047,138	15,800,885	9,127,154	646,265,074
Fidelity Series Investment Grade Bond Fund Class F	4,024,998,184	378,690,913	438,918,531	82,468,334	3,894,515,353
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	4,412,265	116,074	40,699	3,628,762
Fidelity Series Opportunistic Insights Fund Class F	516,039,013	29,172,279	73,324,304	898,948	477,589,825
Fidelity Series Real Estate Equity Fund Class F	95,469,402	19,297,901	15,922,832	1,780,863	91,820,677
Fidelity Series Real Estate Income Fund Class F	80,513,965	9,489,357	9,459,033	3,598,301	80,578,376
Fidelity Series Short-Term Credit Fund Class F	306,142,393	119,972,899	27,607,949	3,143,524	396,804,416
Fidelity Series Small Cap Discovery Fund Class F	138,240,859	5,847,760	27,813,442	850,359	136,708,819
Fidelity Series Small Cap Opportunities Fund Class F	415,106,633	18,370,814	99,477,128	2,662,715	394,828,814
Fidelity Series Stock Selector Large Cap Value Fund Class F	681,764,492	83,835,740	82,034,594	10,928,591	766,015,003
Total	$16,171,687,130	$2,673,432,540	$3,158,870,367	$263,252,705	$16,294,564,990

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $15,134,959,181. Net unrealized appreciation aggregated $1,159,605,809, of which $1,490,009,249 related to appreciated investment securities and $330,403,440 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2016

F25-QTLY-0217
1.811340.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,054,413	$146,090,620
Fidelity Series 1000 Value Index Fund (a)	15,279,699	178,161,289
Fidelity Series All-Sector Equity Fund (a)	22,721,583	272,886,214
Fidelity Series Blue Chip Growth Fund (a)	23,956,540	273,104,555
Fidelity Series Commodity Strategy Fund (a)(b)	29,754,682	161,270,374
Fidelity Series Equity-Income Fund (a)	52,012,552	672,522,296
Fidelity Series Growth & Income Fund (a)	33,400,118	473,279,673
Fidelity Series Growth Company Fund (a)	40,327,460	538,774,869
Fidelity Series Intrinsic Opportunities Fund (a)	26,308,833	401,472,799
Fidelity Series Opportunistic Insights Fund (a)	20,386,214	299,473,485
Fidelity Series Real Estate Equity Fund (a)	4,458,089	57,687,668
Fidelity Series Small Cap Discovery Fund (a)	7,388,112	85,406,572
Fidelity Series Small Cap Opportunities Fund (a)	17,687,129	247,619,810
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,695,491	480,211,049
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,546,971,909)		4,287,961,273

International Equity Funds - 23.1%
Fidelity Series Emerging Markets Fund (a)	46,737,318	733,775,890
Fidelity Series International Growth Fund (a)	48,282,556	618,016,716
Fidelity Series International Small Cap Fund (a)	10,031,009	142,741,252
Fidelity Series International Value Fund (a)	68,850,349	630,669,197
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,053,604,039)		2,125,203,055

Bond Funds - 25.1%
Fidelity Series Emerging Markets Debt Fund (a)	6,076,858	60,525,509
Fidelity Series Floating Rate High Income Fund (a)	2,462,692	23,395,573
Fidelity Series High Income Fund (a)	23,181,183	218,134,931
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,134,364	79,472,741
Fidelity Series Investment Grade Bond Fund (a)	170,388,654	1,889,610,175
Fidelity Series Long-Term Treasury Bond Index Fund (a)	190,913	1,611,309
Fidelity Series Real Estate Income Fund (a)	4,208,321	45,786,530
TOTAL BOND FUNDS
(Cost $2,361,594,206)		2,318,536,768

Short-Term Funds - 5.3%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	333,328,967	333,328,967
Fidelity Series Short-Term Credit Fund (a)	15,727,640	156,490,017
TOTAL SHORT-TERM FUNDS
(Cost $490,486,976)		489,818,984
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,452,657,130)		9,221,520,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34,829)
NET ASSETS - 100%		$9,221,485,251

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$238,137,551	$675,035	$238,812,586	$108,225	$--
Fidelity Series 100 Index Fund	146,188,368	10,333,220	21,595,437	3,205,184	146,090,620
Fidelity Series 1000 Value Index Fund	82,337,547	92,513,900	8,979,019	2,616,311	178,161,289
Fidelity Series All-Sector Equity Fund	460,925,445	53,116,793	242,131,465	3,536,359	272,886,214
Fidelity Series Blue Chip Growth Fund	319,529,991	19,086,422	81,702,613	852,912	273,104,555
Fidelity Series Commodity Strategy Fund	109,096,257	45,986,311	6,645,942	--	161,270,374
Fidelity Series Emerging Markets Debt Fund	55,632,589	5,114,774	2,958,905	2,830,414	60,525,509
Fidelity Series Emerging Markets Fund	680,135,524	49,671,919	32,950,015	8,932,317	733,775,890
Fidelity Series Equity-Income Fund	619,041,557	53,222,454	75,931,452	13,668,753	672,522,296
Fidelity Series Floating Rate High Income Fund	21,632,550	1,725,234	1,216,126	759,195	23,395,573
Fidelity Series Government Money Market Fund 0.40%	--	345,959,044	12,630,077	510,023	333,328,967
Fidelity Series Growth & Income Fund	474,840,979	31,608,563	96,786,993	8,592,552	473,279,673
Fidelity Series Growth Company Fund	568,362,490	12,872,051	93,280,606	592,267	538,774,869
Fidelity Series High Income Fund	259,524,335	11,116,680	74,374,065	10,977,279	218,134,931
Fidelity Series Inflation-Protected Bond Index Fund	44,976,916	39,107,224	3,258,180	20,682	79,472,741
Fidelity Series International Growth Fund	572,051,099	114,182,768	44,892,469	7,483,264	618,016,716
Fidelity Series International Small Cap Fund	136,919,217	24,338,768	11,217,090	1,484,248	142,741,252
Fidelity Series International Value Fund	567,793,738	109,586,200	49,060,530	14,958,273	630,669,197
Fidelity Series Intrinsic Opportunities Fund	351,164,778	24,986,092	2,974,612	4,975,712	401,472,799
Fidelity Series Investment Grade Bond Fund	1,732,464,364	288,350,540	95,537,099	36,467,350	1,889,610,175
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,958,625	50,559	16,896	1,611,309
Fidelity Series Opportunistic Insights Fund	308,578,024	22,370,750	34,594,363	80,006	299,473,485
Fidelity Series Real Estate Equity Fund	56,916,724	12,663,787	7,599,781	1,021,689	57,687,668
Fidelity Series Real Estate Income Fund	43,692,299	5,569,491	3,470,896	1,936,702	45,786,530
Fidelity Series Short-Term Credit Fund	127,434,820	36,582,983	6,836,182	1,147,268	156,490,017
Fidelity Series Small Cap Discovery Fund	82,017,994	4,389,227	13,533,607	391,065	85,406,572
Fidelity Series Small Cap Opportunities Fund	248,196,395	13,519,892	51,113,199	1,222,932	247,619,810
Fidelity Series Stock Selector Large Cap Value Fund	409,985,984	54,399,646	34,052,109	6,186,071	480,211,049
Total	$8,717,577,535	$1,485,008,393	$1,348,185,977	$134,573,949	$9,221,520,080

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $8,472,019,019. Net unrealized appreciation aggregated $749,501,061, of which $930,643,814 related to appreciated investment securities and $181,142,753 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

December 31, 2016

FRX-X50-QTLY-0217
1.906854.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $514,085,823)	10,310,050	665,307,515

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $17,186,490)	2,655,610	14,552,743

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $298,831,183)	27,350,365	291,281,383

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $109,477,492)	9,380,794	107,785,324
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $939,580,988)		1,078,926,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84,832)
NET ASSETS - 100%		$1,078,842,133

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,176,215	$3,679,722	$2,733,164	$--	$14,552,743
Fidelity Series Global ex U.S. Index Fund	248,737,255	81,355,682	44,302,328	7,868,119	291,281,383
Fidelity Total Market Index Fund Class F	568,490,468	145,581,822	105,227,747	12,828,533	665,307,515
Fidelity U.S. Bond Index Fund Class F	92,061,871	32,569,959	13,949,614	1,901,689	107,785,324
Total	$921,465,809	$263,187,185	$166,212,853	$22,598,341	$1,078,926,965

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $945,388,110. Net unrealized appreciation aggregated $133,538,855, of which $155,268,899 related to appreciated investment securities and $21,730,044 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2016

F30-QTLY-0217
1.811347.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	14,288,707	$207,614,914
Fidelity Series 1000 Value Index Fund (a)	21,815,642	254,370,389
Fidelity Series All-Sector Equity Fund (a)	32,289,502	387,796,917
Fidelity Series Blue Chip Growth Fund (a)	34,053,708	388,212,272
Fidelity Series Commodity Strategy Fund (a)(b)	34,030,979	184,447,906
Fidelity Series Equity-Income Fund (a)	73,492,685	950,260,414
Fidelity Series Growth & Income Fund (a)	47,389,923	671,515,213
Fidelity Series Growth Company Fund (a)	57,503,714	768,249,624
Fidelity Series Intrinsic Opportunities Fund (a)	37,127,672	566,568,267
Fidelity Series Opportunistic Insights Fund (a)	28,976,573	425,665,859
Fidelity Series Real Estate Equity Fund (a)	6,406,178	82,895,945
Fidelity Series Small Cap Discovery Fund (a)	10,501,898	121,401,944
Fidelity Series Small Cap Opportunities Fund (a)	25,140,419	351,965,869
Fidelity Series Stock Selector Large Cap Value Fund (a)	54,744,723	679,382,007
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,008,984,197)		6,040,347,540

International Equity Funds - 27.3%
Fidelity Series Emerging Markets Fund (a)	61,051,871	958,514,371
Fidelity Series International Growth Fund (a)	68,194,192	872,885,652
Fidelity Series International Small Cap Fund (a)	14,067,018	200,173,661
Fidelity Series International Value Fund (a)	97,243,505	890,750,510
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,883,554,123)		2,922,324,194

Bond Funds - 16.0%
Fidelity Series Emerging Markets Debt Fund (a)	6,902,303	68,746,935
Fidelity Series Floating Rate High Income Fund (a)	2,849,424	27,069,532
Fidelity Series High Income Fund (a)	28,154,965	264,938,218
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,662,206	104,169,757
Fidelity Series Investment Grade Bond Fund (a)	107,347,152	1,190,479,919
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,837	927,021
Fidelity Series Real Estate Income Fund (a)	4,894,351	53,250,539
TOTAL BOND FUNDS
(Cost $1,748,352,704)		1,709,581,921

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	13,919,536	13,919,536
Fidelity Series Short-Term Credit Fund (a)	226,221	2,250,900
TOTAL SHORT-TERM FUNDS
(Cost $16,178,551)		16,170,436
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,657,069,575)		10,688,424,091
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$10,688,424,032

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$3,287,171	$5,535	$3,292,706	$1,587	$--
Fidelity Series 100 Index Fund	206,666,084	11,937,082	26,669,512	4,562,124	207,614,914
Fidelity Series 1000 Value Index Fund	116,400,980	132,048,394	12,291,568	3,741,307	254,370,389
Fidelity Series All-Sector Equity Fund	651,618,742	69,331,157	334,481,135	5,033,421	387,796,917
Fidelity Series Blue Chip Growth Fund	451,701,527	22,483,142	108,804,057	1,205,079	388,212,272
Fidelity Series Commodity Strategy Fund	128,483,254	48,917,000	8,005,451	--	184,447,906
Fidelity Series Emerging Markets Debt Fund	64,084,312	4,937,333	3,432,944	3,236,841	68,746,935
Fidelity Series Emerging Markets Fund	892,764,259	66,890,145	49,240,156	11,684,308	958,514,371
Fidelity Series Equity-Income Fund	875,121,040	73,765,211	106,142,966	19,406,300	950,260,414
Fidelity Series Floating Rate High Income Fund	25,555,795	1,584,585	1,541,382	886,927	27,069,532
Fidelity Series Government Money Market Fund 0.40%	--	14,764,603	845,067	13,299	13,919,536
Fidelity Series Growth & Income Fund	671,268,114	33,614,554	122,329,473	12,142,718	671,515,213
Fidelity Series Growth Company Fund	803,430,096	18,416,079	124,962,402	844,676	768,249,624
Fidelity Series High Income Fund	302,455,925	13,057,804	76,045,388	12,936,936	264,938,218
Fidelity Series Inflation-Protected Bond Index Fund	52,620,545	57,276,824	3,838,922	23,738	104,169,757
Fidelity Series International Growth Fund	820,213,784	141,731,287	56,109,347	10,583,945	872,885,652
Fidelity Series International Small Cap Fund	193,440,811	34,467,370	17,753,936	2,084,287	200,173,661
Fidelity Series International Value Fund	808,386,035	135,376,667	56,195,428	21,155,731	890,750,510
Fidelity Series Intrinsic Opportunities Fund	497,047,981	29,503,833	--	7,032,945	566,568,267
Fidelity Series Investment Grade Bond Fund	971,095,770	291,323,845	49,013,924	21,491,020	1,190,479,919
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,126,519	28,620	9,729	927,021
Fidelity Series Opportunistic Insights Fund	435,289,244	27,601,374	41,536,217	113,900	425,665,859
Fidelity Series Real Estate Equity Fund	80,453,961	20,451,114	11,964,353	1,456,350	82,895,945
Fidelity Series Real Estate Income Fund	51,552,032	5,758,064	4,068,923	2,267,029	53,250,539
Fidelity Series Short-Term Credit Fund	1,774,399	678,543	192,095	15,044	2,250,900
Fidelity Series Small Cap Discovery Fund	114,969,158	4,311,437	15,485,303	554,880	121,401,944
Fidelity Series Small Cap Opportunities Fund	350,857,738	13,305,522	64,426,974	1,730,258	351,965,869
Fidelity Series Stock Selector Large Cap Value Fund	579,598,642	78,585,294	50,148,487	8,815,641	679,382,007
Total	$10,150,137,399	$1,353,250,317	$1,348,846,736	$153,030,020	$10,688,424,091

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $9,683,768,811. Net unrealized appreciation aggregated $1,004,655,280, of which $1,228,851,950 related to appreciated investment securities and $224,196,670 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2016

AFF45-QTLY-0217
1.843408.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,588,244	$74,315,394
Fidelity Advisor Series Equity-Income Fund (a)	10,654,006	137,649,758
Fidelity Advisor Series Growth & Income Fund (a)	6,782,999	94,961,984
Fidelity Advisor Series Growth Opportunities Fund (a)	4,724,354	49,038,796
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,658,402	68,851,187
Fidelity Advisor Series Small Cap Fund (a)	3,408,717	37,939,021
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,315,066	92,169,835
Fidelity Series 100 Index Fund (a)	2,707,302	39,337,097
Fidelity Series 1000 Value Index Fund (a)	1,312,087	15,298,940
Fidelity Series All-Sector Equity Fund (a)	4,405,136	52,905,688
Fidelity Series Commodity Strategy Fund (a)(b)	3,702,669	20,068,465
Fidelity Series Real Estate Equity Fund (a)	721,147	9,331,646
Fidelity Series Small Cap Opportunities Fund (a)	3,242,237	45,391,314
TOTAL DOMESTIC EQUITY FUNDS
(Cost $632,706,253)		737,259,125

International Equity Funds - 30.5%
Fidelity Series Emerging Markets Fund (a)	7,102,378	111,507,333
Fidelity Series International Growth Fund (a)	8,320,219	106,498,798
Fidelity Series International Small Cap Fund (a)	1,721,770	24,500,782
Fidelity Series International Value Fund (a)	11,864,866	108,682,171
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $339,762,877)		351,189,084

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund (a)	753,155	7,501,427
Fidelity Series Floating Rate High Income Fund (a)	307,622	2,922,411
Fidelity Series High Income Fund (a)	2,950,289	27,762,222
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,091,796	10,666,850
Fidelity Series Investment Grade Bond Fund (a)	481,576	5,340,683
Fidelity Series Long-Term Treasury Bond Index Fund (a)	664	5,602
Fidelity Series Real Estate Income Fund (a)	527,420	5,738,335
TOTAL BOND FUNDS
(Cost $60,880,741)		59,937,530

Short-Term Funds - 0.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	23,655	235,601
Fidelity Series Government Money Market Fund 0.40% (a)(c)	1,485,632	1,485,632
TOTAL SHORT-TERM FUNDS
(Cost $1,721,495)		1,721,233
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,035,071,366)		1,150,106,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		(208,749)
NET ASSETS - 100%		$1,149,898,223

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,529,106	$10,623,103	$10,607,989	$92,199	$74,315,394
Fidelity Advisor Series Equity-Income Fund	127,274,993	20,525,922	25,852,832	3,004,683	137,649,758
Fidelity Advisor Series Growth & Income Fund	87,931,477	12,001,623	17,170,656	1,625,888	94,961,984
Fidelity Advisor Series Growth Opportunities Fund	46,454,280	8,214,294	6,074,980	168,626	49,038,796
Fidelity Advisor Series Opportunistic Insights Fund	65,458,404	11,446,759	9,612,863	--	68,851,187
Fidelity Advisor Series Short-Term Credit Fund	191,797	88,871	43,999	1,724	235,601
Fidelity Advisor Series Small Cap Fund	35,204,033	5,503,277	6,423,081	321,368	37,939,021
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,635,390	13,504,226	16,633,059	1,335,114	92,169,835
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	359,444	3,265	362,709	163	--
Fidelity Series 100 Index Fund	38,406,456	4,142,254	6,222,046	864,191	39,337,097
Fidelity Series 1000 Value Index Fund	14,095,055	1,621,018	2,172,533	224,959	15,298,940
Fidelity Series All-Sector Equity Fund	84,552,674	12,400,228	44,150,165	686,500	52,905,688
Fidelity Series Commodity Strategy Fund	13,989,987	6,790,770	2,324,080	--	20,068,465
Fidelity Series Emerging Markets Debt Fund	7,108,174	904,394	861,692	359,626	7,501,427
Fidelity Series Emerging Markets Fund	103,631,453	15,190,964	13,082,464	1,358,652	111,507,333
Fidelity Series Floating Rate High Income Fund	2,790,663	323,276	353,254	97,668	2,922,411
Fidelity Series Government Money Market Fund 0.40%	--	1,637,160	151,529	1,440	1,485,632
Fidelity Series High Income Fund	33,096,448	1,456,163	9,536,320	1,389,233	27,762,222
Fidelity Series Inflation-Protected Bond Index Fund	5,540,326	6,188,513	862,948	2,552	10,666,850
Fidelity Series International Growth Fund	99,675,360	23,768,200	12,889,510	1,290,862	106,498,798
Fidelity Series International Small Cap Fund	23,364,477	5,912,931	3,584,791	255,027	24,500,782
Fidelity Series International Value Fund	98,848,932	22,899,565	13,514,469	2,580,639	108,682,171
Fidelity Series Investment Grade Bond Fund	5,532,670	1,018,809	1,112,766	112,597	5,340,683
Fidelity Series Long-Term Treasury Bond Index Fund	--	7,252	626	59	5,602
Fidelity Series Real Estate Equity Fund	8,825,852	2,666,952	1,462,357	163,237	9,331,646
Fidelity Series Real Estate Income Fund	5,654,015	911,898	830,947	247,212	5,738,335
Fidelity Series Small Cap Opportunities Fund	42,485,373	5,563,151	9,246,858	217,660	45,391,314
Total	$1,105,636,839	$195,314,838	$215,141,523	$16,401,879	$1,150,106,972

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,040,494,106. Net unrealized appreciation aggregated $109,612,866, of which $129,756,861 related to appreciated investment securities and $20,143,995 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2015 Fund

December 31, 2016

FF-K-15-QTLY-0217
1.907107.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	4,551,781	$66,137,371
Fidelity Series 1000 Value Index Fund Class F (a)	6,908,424	80,621,304
Fidelity Series All-Sector Equity Fund Class F (a)	10,294,667	123,330,111
Fidelity Series Blue Chip Growth Fund Class F (a)	10,832,571	123,491,315
Fidelity Series Commodity Strategy Fund Class F (a)(b)	16,277,836	89,202,540
Fidelity Series Equity-Income Fund Class F (a)	23,543,399	304,416,146
Fidelity Series Growth & Income Fund Class F (a)	15,096,320	214,216,778
Fidelity Series Growth Company Fund Class F (a)	18,485,074	246,960,585
Fidelity Series Intrinsic Opportunities Fund Class F (a)	11,989,080	183,073,249
Fidelity Series Opportunistic Insights Fund Class F (a)	9,203,697	135,478,425
Fidelity Series Real Estate Equity Fund Class F (a)	2,009,031	25,996,858
Fidelity Series Small Cap Discovery Fund Class F (a)	3,369,105	38,946,859
Fidelity Series Small Cap Opportunities Fund Class F (a)	7,953,994	111,992,238
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	17,495,130	217,289,518
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,588,607,068)		1,961,153,297

International Equity Funds - 19.5%
Fidelity Series Emerging Markets Fund Class F (a)	23,204,760	365,242,926
Fidelity Series International Growth Fund Class F (a)	22,081,852	283,089,347
Fidelity Series International Small Cap Fund Class F (a)	4,597,212	65,556,244
Fidelity Series International Value Fund Class F (a)	31,492,157	289,098,002
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $925,252,824)		1,002,986,519

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,327,765	33,144,535
Fidelity Series Floating Rate High Income Fund Class F (a)	1,384,989	13,157,394
Fidelity Series High Income Fund Class F (a)	13,335,777	125,489,662
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,114,143	99,017,456
Fidelity Series Investment Grade Bond Fund Class F (a)	122,035,681	1,354,596,056
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	150,545	1,270,599
Fidelity Series Real Estate Income Fund Class F (a)	2,250,638	24,486,940
TOTAL BOND FUNDS
(Cost $1,694,807,603)		1,651,162,642

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	361,695,532	361,695,532
Fidelity Series Short-Term Credit Fund Class F (a)	17,114,402	170,288,297
TOTAL SHORT-TERM FUNDS
(Cost $532,673,104)		531,983,829
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,741,340,599)		5,147,286,287
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197,235)
NET ASSETS - 100%		$5,147,089,052

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$254,876,955	$52,343,724	$307,220,679	$122,099	$--
Fidelity Series 100 Index Fund Class F	75,295,664	3,556,595	18,226,575	1,500,694	66,137,371
Fidelity Series 1000 Value Index Fund Class F	42,408,639	43,021,005	10,679,839	1,221,665	80,621,304
Fidelity Series All-Sector Equity Fund Class F	237,413,523	23,218,944	138,787,442	1,874,838	123,330,111
Fidelity Series Blue Chip Growth Fund Class F	164,740,280	6,539,122	55,814,047	641,421	123,491,315
Fidelity Series Commodity Strategy Fund Class F	68,626,204	23,936,995	11,003,568	--	89,202,540
Fidelity Series Emerging Markets Debt Fund Class F	33,967,677	2,319,357	4,796,076	1,649,689	33,144,535
Fidelity Series Emerging Markets Fund Class F	381,109,352	13,693,349	50,997,809	5,021,385	365,242,926
Fidelity Series Equity-Income Fund Class F	319,118,331	18,781,660	70,171,187	7,036,453	304,416,146
Fidelity Series Floating Rate High Income Fund Class F	13,671,101	843,486	2,114,990	464,303	13,157,394
Fidelity Series Government Money Market Fund Class F 0.40%	--	395,459,691	33,764,159	584,685	361,695,532
Fidelity Series Growth & Income Fund Class F	244,567,148	10,375,602	71,376,204	4,482,623	214,216,778
Fidelity Series Growth Company Fund Class F	292,169,579	8,351,061	78,635,626	655,471	246,960,585
Fidelity Series High Income Fund Class F	165,258,200	6,715,914	59,822,547	6,710,109	125,489,662
Fidelity Series Inflation-Protected Bond Index Fund Class F	102,736,543	12,677,989	15,397,015	146,986	99,017,456
Fidelity Series International Growth Fund Class F	289,869,678	55,635,278	51,504,145	3,881,935	283,089,347
Fidelity Series International Small Cap Fund Class F	70,100,053	11,613,894	12,620,984	787,654	65,556,244
Fidelity Series International Value Fund Class F	287,697,295	53,278,053	53,242,779	7,325,634	289,098,002
Fidelity Series Intrinsic Opportunities Fund Class F	185,844,082	7,342,016	24,411,114	2,673,008	183,073,249
Fidelity Series Investment Grade Bond Fund Class F	1,577,777,099	115,590,591	315,789,276	29,620,626	1,354,596,056
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,573,969	68,318	14,286	1,270,599
Fidelity Series Opportunistic Insights Fund Class F	158,937,341	6,951,855	32,343,003	255,018	135,478,425
Fidelity Series Real Estate Equity Fund Class F	29,313,264	4,838,779	6,044,989	518,815	25,996,858
Fidelity Series Real Estate Income Fund Class F	26,401,984	2,692,132	4,659,016	1,118,121	24,486,940
Fidelity Series Short-Term Credit Fund Class F	136,694,630	58,826,038	24,552,889	1,453,555	170,288,297
Fidelity Series Small Cap Discovery Fund Class F	41,247,007	2,038,388	10,234,984	244,852	38,946,859
Fidelity Series Small Cap Opportunities Fund Class F	127,829,044	3,925,554	37,545,904	767,197	111,992,238
Fidelity Series Stock Selector Large Cap Value Fund Class F	210,704,484	21,969,002	39,276,875	3,099,946	217,289,518
Total	$5,538,375,157	$968,110,043	$1,541,102,039	$83,873,068	$5,147,286,287

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $4,755,526,128. Net unrealized appreciation aggregated $391,760,159, of which $484,009,773 related to appreciated investment securities and $92,249,614 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

December 31, 2016

FRX-55-QTLY-0217
1.927056.105

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $174,242,079)	3,174,173	204,829,396

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $4,715,829)	818,180	4,483,628

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $91,761,907)	8,420,260	89,675,772

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $33,620,883)	2,888,517	33,189,061
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $304,340,698)		332,177,857
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28,993)
NET ASSETS - 100%		$332,148,864

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$3,772,993	$1,754,444	$1,503,509	$--	$4,483,628
Fidelity Series Global ex U.S. Index Fund	77,082,253	38,736,655	27,699,056	2,752,374	89,675,772
Fidelity Total Market Index Fund Class F	176,172,155	73,065,803	63,506,251	4,421,734	204,829,396
Fidelity U.S. Bond Index Fund Class F	28,528,984	15,093,336	9,380,445	630,019	33,189,061
Total	$285,556,385	$128,650,238	$102,089,261	$7,804,127	$332,177,857

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $305,846,490. Net unrealized appreciation aggregated $26,331,367, of which $31,935,937 related to appreciated investment securities and $5,604,570 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2045 Fund

December 31, 2016

FF-K-45-QTLY-0217
1.907120.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,834,357	$157,423,205
Fidelity Series 1000 Value Index Fund Class F (a)	16,520,947	192,799,454
Fidelity Series All-Sector Equity Fund Class F (a)	24,506,502	293,587,899
Fidelity Series Blue Chip Growth Fund Class F (a)	25,806,229	294,191,012
Fidelity Series Commodity Strategy Fund Class F (a)(b)	22,825,707	125,084,875
Fidelity Series Equity-Income Fund Class F (a)	56,032,559	724,500,994
Fidelity Series Growth & Income Fund Class F (a)	35,931,216	509,863,952
Fidelity Series Growth Company Fund Class F (a)	43,480,576	580,900,491
Fidelity Series Intrinsic Opportunities Fund Class F (a)	28,430,194	434,129,056
Fidelity Series Opportunistic Insights Fund Class F (a)	21,908,270	322,489,739
Fidelity Series Real Estate Equity Fund Class F (a)	4,859,026	62,875,799
Fidelity Series Small Cap Discovery Fund Class F (a)	7,934,181	91,719,130
Fidelity Series Small Cap Opportunities Fund Class F (a)	18,943,625	266,726,233
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	41,724,033	518,212,485
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,985,240,372)		4,574,504,324

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund Class F (a)	44,184,751	695,467,973
Fidelity Series International Growth Fund Class F (a)	51,679,958	662,537,056
Fidelity Series International Small Cap Fund Class F (a)	10,741,886	153,179,290
Fidelity Series International Value Fund Class F (a)	73,675,057	676,337,024
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,193,817,003)		2,187,521,343

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,629,588	46,110,694
Fidelity Series Floating Rate High Income Fund Class F (a)	1,898,753	18,038,157
Fidelity Series High Income Fund Class F (a)	17,873,323	168,187,969
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,369,323	62,355,674
Fidelity Series Investment Grade Bond Fund Class F (a)	3,082,116	34,211,491
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	4,252	35,889
Fidelity Series Real Estate Income Fund Class F (a)	3,217,318	35,004,420
TOTAL BOND FUNDS
(Cost $369,159,056)		363,944,294

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	9,228,003	9,228,003
Fidelity Series Short-Term Credit Fund Class F (a)	351,417	3,496,597
TOTAL SHORT-TERM FUNDS
(Cost $12,729,576)		12,724,600
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,560,946,007)		7,138,694,561
NET OTHER ASSETS (LIABILITIES) - 0.0%		(281,680)
NET ASSETS - 100%		$7,138,412,881

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$2,005,037	$23,636	$2,028,673	$909	$--
Fidelity Series 100 Index Fund Class F	142,424,732	21,954,363	18,323,600	3,567,024	157,423,205
Fidelity Series 1000 Value Index Fund Class F	80,358,723	109,436,232	10,907,520	2,917,269	192,799,454
Fidelity Series All-Sector Equity Fund Class F	448,423,167	79,349,962	232,945,936	4,456,434	293,587,899
Fidelity Series Blue Chip Growth Fund Class F	311,263,739	45,206,164	78,218,769	1,429,752	294,191,012
Fidelity Series Commodity Strategy Fund Class F	79,791,952	45,609,429	10,178,922	--	125,084,875
Fidelity Series Emerging Markets Debt Fund Class F	40,451,314	6,652,659	2,939,831	2,164,524	46,110,694
Fidelity Series Emerging Markets Fund Class F	588,462,875	110,539,265	34,934,274	9,549,195	695,467,973
Fidelity Series Equity-Income Fund Class F	602,562,989	127,790,973	84,175,770	15,351,766	724,500,994
Fidelity Series Floating Rate High Income Fund Class F	15,889,446	2,447,398	1,239,369	591,269	18,038,157
Fidelity Series Government Money Market Fund Class F 0.40%	--	9,746,029	518,026	8,680	9,228,003
Fidelity Series Growth & Income Fund Class F	461,863,178	70,775,058	88,409,229	9,541,768	509,863,952
Fidelity Series Growth Company Fund Class F	549,265,039	27,078,086	46,299,839	1,548,403	580,900,491
Fidelity Series High Income Fund Class F	186,024,267	8,225,684	41,590,746	8,121,624	168,187,969
Fidelity Series Inflation-Protected Bond Index Fund Class F	31,631,863	34,698,681	2,871,356	54,571	62,355,674
Fidelity Series International Growth Fund Class F	567,357,027	168,704,007	46,518,639	9,074,106	662,537,056
Fidelity Series International Small Cap Fund Class F	133,025,622	39,777,641	11,990,597	1,838,267	153,179,290
Fidelity Series International Value Fund Class F	559,945,688	162,936,132	48,130,543	17,118,922	676,337,024
Fidelity Series Intrinsic Opportunities Fund Class F	339,500,858	65,766,969	--	5,873,910	434,129,056
Fidelity Series Investment Grade Bond Fund Class F	31,437,872	8,246,540	4,778,436	697,310	34,211,491
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	42,622	230	397	35,889
Fidelity Series Opportunistic Insights Fund Class F	299,959,801	51,067,201	31,013,021	606,113	322,489,739
Fidelity Series Real Estate Equity Fund Class F	55,649,234	19,941,201	8,098,848	1,155,835	62,875,799
Fidelity Series Real Estate Income Fund Class F	31,926,007	6,442,561	3,301,838	1,512,556	35,004,420
Fidelity Series Short-Term Credit Fund Class F	1,065,357	2,627,590	187,872	14,298	3,496,597
Fidelity Series Small Cap Discovery Fund Class F	80,524,197	11,576,260	13,443,797	549,316	91,719,130
Fidelity Series Small Cap Opportunities Fund Class F	241,558,521	34,038,925	47,270,469	1,728,246	266,726,233
Fidelity Series Stock Selector Large Cap Value Fund Class F	395,372,623	107,037,405	36,824,536	7,382,382	518,212,485
Total	$6,277,741,128	$1,377,738,673	$907,140,686	$106,854,846	$7,138,694,561

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $6,580,169,037. Net unrealized appreciation aggregated $558,525,524, of which $701,179,563 related to appreciated investment securities and $142,654,039 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2016

AFF15-QTLY-0217
1.811321.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,128,438	$46,568,776
Fidelity Advisor Series Equity-Income Fund (a)	6,679,714	86,301,905
Fidelity Advisor Series Growth & Income Fund (a)	4,252,721	59,538,088
Fidelity Advisor Series Growth Opportunities Fund (a)	2,960,835	30,733,472
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,919,296	43,147,201
Fidelity Advisor Series Small Cap Fund (a)	2,136,508	23,779,332
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	4,586,588	57,791,011
Fidelity Series 100 Index Fund (a)	1,697,182	24,660,052
Fidelity Series 1000 Value Index Fund (a)	822,581	9,591,295
Fidelity Series All-Sector Equity Fund (a)	2,760,985	33,159,434
Fidelity Series Commodity Strategy Fund (a)(b)	3,954,767	21,434,840
Fidelity Series Real Estate Equity Fund (a)	452,437	5,854,540
Fidelity Series Small Cap Opportunities Fund (a)	2,032,077	28,449,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $386,274,884)		471,009,018

International Equity Funds - 19.5%
Fidelity Series Emerging Markets Fund (a)	5,578,905	87,588,801
Fidelity Series International Growth Fund (a)	5,298,181	67,816,719
Fidelity Series International Small Cap Fund (a)	1,099,923	15,651,903
Fidelity Series International Value Fund (a)	7,558,755	69,238,195
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $216,496,308)		240,295,618

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (a)	830,066	8,267,462
Fidelity Series Floating Rate High Income Fund (a)	335,302	3,185,370
Fidelity Series High Income Fund (a)	3,186,351	29,983,564
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,430,465	23,745,643
Fidelity Series Investment Grade Bond Fund (a)	29,272,350	324,630,361
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,211	305,624
Fidelity Series Real Estate Income Fund (a)	570,195	6,203,726
TOTAL BOND FUNDS
(Cost $394,132,834)		396,321,750

Short-Term Funds - 10.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,093,983	40,776,070
Fidelity Series Government Money Market Fund 0.40% (a)(c)	86,646,179	86,646,179
TOTAL SHORT-TERM FUNDS
(Cost $127,559,428)		127,422,249
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,124,463,454)		1,235,048,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(269,775)
NET ASSETS - 100%		$1,234,778,860

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$52,081,217	$1,778,895	$9,991,306	$58,198	$46,568,776
Fidelity Advisor Series Equity-Income Fund	93,989,623	5,768,516	24,203,311	2,841,809	86,301,905
Fidelity Advisor Series Growth & Income Fund	64,935,573	2,627,749	16,271,932	1,166,546	59,538,088
Fidelity Advisor Series Growth Opportunities Fund	34,307,299	2,050,200	6,060,333	1,127,786	30,733,472
Fidelity Advisor Series Opportunistic Insights Fund	48,335,419	2,894,078	9,312,494	603,788	43,147,201
Fidelity Advisor Series Short-Term Credit Fund	33,225,405	14,781,747	7,073,526	367,690	40,776,070
Fidelity Advisor Series Small Cap Fund	25,995,222	1,504,478	6,166,193	202,877	23,779,332
Fidelity Advisor Series Stock Selector Large Cap Value Fund	62,498,286	3,674,496	15,637,244	843,062	57,791,011
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	62,275,115	13,818,614	76,093,729	30,367	--
Fidelity Series 100 Index Fund	28,370,577	1,083,384	6,889,086	545,613	24,660,052
Fidelity Series 1000 Value Index Fund	10,408,089	409,879	2,443,853	206,156	9,591,295
Fidelity Series All-Sector Equity Fund	62,426,562	5,273,419	34,980,847	4,550,286	33,159,434
Fidelity Series Commodity Strategy Fund	16,485,920	6,721,133	3,552,118	--	21,434,840
Fidelity Series Emerging Markets Debt Fund	8,622,195	570,946	1,354,476	412,082	8,267,462
Fidelity Series Emerging Markets Fund	94,280,441	4,157,221	16,185,067	1,274,709	87,588,801
Fidelity Series Floating Rate High Income Fund	3,384,803	177,847	565,709	111,786	3,185,370
Fidelity Series Government Money Market Fund 0.40%	--	98,608,639	11,962,460	142,266	86,646,179
Fidelity Series High Income Fund	40,726,263	1,632,473	15,699,783	1,630,476	29,983,564
Fidelity Series Inflation-Protected Bond Index Fund	25,834,217	2,678,654	4,505,632	308,405	23,745,643
Fidelity Series International Growth Fund	71,134,041	13,141,317	13,919,796	1,692,526	67,816,719
Fidelity Series International Small Cap Fund	17,182,157	2,861,325	3,538,433	608,470	15,651,903
Fidelity Series International Value Fund	70,598,819	12,683,657	14,415,782	1,782,018	69,238,195
Fidelity Series Investment Grade Bond Fund	386,774,484	26,807,056	83,547,664	10,398,723	324,630,361
Fidelity Series Long-Term Treasury Bond Index Fund	--	412,782	51,057	3,155	305,624
Fidelity Series Real Estate Equity Fund	6,517,993	1,265,014	1,477,028	254,752	5,854,540
Fidelity Series Real Estate Income Fund	6,756,603	668,835	1,239,685	297,150	6,203,726
Fidelity Series Small Cap Opportunities Fund	31,376,947	1,134,052	8,482,083	205,220	28,449,072
Total	$1,358,523,270	$229,186,406	$395,620,627	$31,665,916	$1,235,048,635

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,126,799,795. Net unrealized appreciation aggregated $108,248,840, of which $124,499,241 related to appreciated investment securities and $16,250,401 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2016

AFF40-QTLY-0217
1.811338.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,321,525	$127,706,804
Fidelity Advisor Series Equity-Income Fund (a)	18,309,876	236,563,596
Fidelity Advisor Series Growth & Income Fund (a)	11,657,101	163,199,420
Fidelity Advisor Series Growth Opportunities Fund (a)	8,118,773	84,272,861
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,005,197	118,316,809
Fidelity Advisor Series Small Cap Fund (a)	5,858,075	65,200,379
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,571,798	158,404,650
Fidelity Series 100 Index Fund (a)	4,652,766	67,604,687
Fidelity Series 1000 Value Index Fund (a)	2,254,946	26,292,669
Fidelity Series All-Sector Equity Fund (a)	7,570,439	90,920,975
Fidelity Series Commodity Strategy Fund (a)(b)	6,186,026	33,528,258
Fidelity Series Real Estate Equity Fund (a)	1,239,428	16,038,197
Fidelity Series Small Cap Opportunities Fund (a)	5,572,237	78,011,322
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,076,291,750)		1,266,060,627

International Equity Funds - 30.5%
Fidelity Series Emerging Markets Fund (a)	12,186,557	191,328,950
Fidelity Series International Growth Fund (a)	14,290,596	182,919,634
Fidelity Series International Small Cap Fund (a)	2,952,371	42,012,242
Fidelity Series International Value Fund (a)	20,380,717	186,687,370
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $569,679,539)		602,948,196

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,300,384	12,951,821
Fidelity Series Floating Rate High Income Fund (a)	528,763	5,023,247
Fidelity Series High Income Fund (a)	5,177,549	48,720,736
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,918,466	18,743,412
Fidelity Series Investment Grade Bond Fund (a)	824,657	9,145,449
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,112	9,389
Fidelity Series Real Estate Income Fund (a)	912,110	9,923,760
TOTAL BOND FUNDS
(Cost $106,904,359)		104,517,814

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	40,307	401,461
Fidelity Series Government Money Market Fund 0.40% (a)(c)	2,552,496	2,552,496
TOTAL SHORT-TERM FUNDS
(Cost $2,954,458)		2,953,957
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,755,830,106)		1,976,480,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(395,986)
NET ASSETS - 100%		$1,976,084,608

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$125,636,822	$14,518,761	$19,062,498	$159,162	$127,706,804
Fidelity Advisor Series Equity-Income Fund	226,721,793	28,877,980	46,336,149	5,232,421	236,563,596
Fidelity Advisor Series Growth & Income Fund	156,637,067	15,978,896	30,605,888	2,832,531	163,199,420
Fidelity Advisor Series Growth Opportunities Fund	82,751,267	11,666,084	10,963,839	291,098	84,272,861
Fidelity Advisor Series Opportunistic Insights Fund	116,603,988	16,241,443	17,302,651	--	118,316,809
Fidelity Advisor Series Short-Term Credit Fund	343,943	138,005	78,672	2,995	401,461
Fidelity Advisor Series Small Cap Fund	62,710,603	7,572,974	11,415,077	554,771	65,200,379
Fidelity Advisor Series Stock Selector Large Cap Value Fund	150,765,280	18,944,996	29,842,167	2,304,692	158,404,650
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	637,976	4,044	642,020	293	--
Fidelity Series 100 Index Fund	68,412,543	5,079,086	11,132,897	1,491,791	67,604,687
Fidelity Series 1000 Value Index Fund	25,108,173	2,042,670	3,916,013	388,329	26,292,669
Fidelity Series All-Sector Equity Fund	150,620,273	18,204,832	78,204,674	1,185,065	90,920,975
Fidelity Series Commodity Strategy Fund	24,782,917	9,852,349	3,893,898	--	33,528,258
Fidelity Series Emerging Markets Debt Fund	12,674,931	1,208,088	1,554,397	627,716	12,951,821
Fidelity Series Emerging Markets Fund	184,469,900	19,596,557	22,891,241	2,342,131	191,328,950
Fidelity Series Floating Rate High Income Fund	4,976,765	410,251	647,687	170,247	5,023,247
Fidelity Series Government Money Market Fund 0.40%	--	2,803,056	250,560	2,489	2,552,496
Fidelity Series High Income Fund	59,336,074	2,596,759	18,107,984	2,463,206	48,720,736
Fidelity Series Inflation-Protected Bond Index Fund	9,869,433	10,728,151	1,505,000	4,419	18,743,412
Fidelity Series International Growth Fund	177,401,409	35,566,055	23,149,163	2,227,284	182,919,634
Fidelity Series International Small Cap Fund	41,596,824	8,825,891	6,352,143	439,288	42,012,242
Fidelity Series International Value Fund	176,107,756	34,024,514	24,262,763	4,452,577	186,687,370
Fidelity Series Investment Grade Bond Fund	9,855,886	1,471,556	2,018,338	195,803	9,145,449
Fidelity Series Long-Term Treasury Bond Index Fund	--	12,070	951	99	9,389
Fidelity Series Real Estate Equity Fund	15,721,138	4,148,978	2,626,181	283,129	16,038,197
Fidelity Series Real Estate Income Fund	10,107,601	1,302,253	1,497,173	432,186	9,923,760
Fidelity Series Small Cap Opportunities Fund	75,681,434	7,295,279	16,383,241	376,930	78,011,322
Total	$1,969,531,796	$279,111,578	$384,643,265	$28,460,652	$1,976,480,594

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,762,651,141. Net unrealized appreciation aggregated $213,829,453, of which $244,595,632 related to appreciated investment securities and $30,766,179 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2010 Fund

December 31, 2016

FF-K-10-QTLY-0217
1.907105.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	1,961,586	$28,501,843
Fidelity Series 1000 Value Index Fund Class F (a)	2,967,282	34,628,176
Fidelity Series All-Sector Equity Fund Class F (a)	4,437,266	53,158,447
Fidelity Series Blue Chip Growth Fund Class F (a)	4,668,078	53,216,084
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,427,698	46,183,786
Fidelity Series Equity-Income Fund Class F (a)	10,147,766	131,210,615
Fidelity Series Growth & Income Fund Class F (a)	6,506,885	92,332,696
Fidelity Series Growth Company Fund Class F (a)	7,968,405	106,457,886
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,221,215	79,727,958
Fidelity Series Opportunistic Insights Fund Class F (a)	3,965,769	58,376,120
Fidelity Series Real Estate Equity Fund Class F (a)	883,018	11,426,249
Fidelity Series Small Cap Discovery Fund Class F (a)	1,456,506	16,837,214
Fidelity Series Small Cap Opportunities Fund Class F (a)	3,427,649	48,261,299
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	7,530,357	93,527,032
TOTAL DOMESTIC EQUITY FUNDS
(Cost $682,492,077)		853,845,405

International Equity Funds - 16.7%
Fidelity Series Emerging Markets Fund Class F (a)	11,031,575	173,636,986
Fidelity Series International Growth Fund Class F (a)	9,567,798	122,659,169
Fidelity Series International Small Cap Fund Class F (a)	1,987,382	28,340,071
Fidelity Series International Value Fund Class F (a)	13,646,935	125,278,859
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $404,480,718)		449,915,085

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,789,489	17,823,309
Fidelity Series Floating Rate High Income Fund Class F (a)	726,543	6,902,161
Fidelity Series High Income Fund Class F (a)	6,976,895	65,652,579
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,462,991	73,062,680
Fidelity Series Investment Grade Bond Fund Class F (a)	72,497,139	804,718,239
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	90,275	761,925
Fidelity Series Real Estate Income Fund Class F (a)	1,222,131	13,296,787
TOTAL BOND FUNDS
(Cost $1,002,005,630)		982,217,680

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	272,128,431	272,128,431
Fidelity Series Short-Term Credit Fund Class F (a)	12,899,880	128,353,805
TOTAL SHORT-TERM FUNDS
(Cost $400,969,723)		400,482,236
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,489,948,148)		2,686,460,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107,644)
NET ASSETS - 100%		$2,686,352,762

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$229,786,383	$17,582,697	$247,369,080	$102,712	$--
Fidelity Series 100 Index Fund Class F	33,618,144	1,429,940	8,980,202	649,927	28,501,843
Fidelity Series 1000 Value Index Fund Class F	18,934,382	18,309,268	5,005,768	527,310	34,628,176
Fidelity Series All-Sector Equity Fund Class F	105,999,010	9,953,524	63,600,269	812,036	53,158,447
Fidelity Series Blue Chip Growth Fund Class F	73,553,572	2,458,066	26,400,904	281,960	53,216,084
Fidelity Series Commodity Strategy Fund Class F	36,321,322	11,806,759	5,923,664	--	46,183,786
Fidelity Series Emerging Markets Debt Fund Class F	18,470,330	1,201,391	2,741,509	894,321	17,823,309
Fidelity Series Emerging Markets Fund Class F	184,968,826	6,062,787	27,793,291	2,397,284	173,636,986
Fidelity Series Equity-Income Fund Class F	142,482,732	7,326,739	34,866,746	3,095,988	131,210,615
Fidelity Series Floating Rate High Income Fund Class F	7,207,962	455,538	1,160,949	245,126	6,902,161
Fidelity Series Government Money Market Fund Class F 0.40%	--	300,571,930	28,443,499	454,706	272,128,431
Fidelity Series Growth & Income Fund Class F	109,195,299	4,233,991	34,599,582	1,969,849	92,332,696
Fidelity Series Growth Company Fund Class F	130,493,734	3,420,704	38,589,792	283,844	106,457,886
Fidelity Series High Income Fund Class F	87,513,420	3,542,926	32,454,899	3,542,783	65,652,579
Fidelity Series Inflation-Protected Bond Index Fund Class F	77,812,927	8,390,716	12,408,817	110,064	73,062,680
Fidelity Series International Growth Fund Class F	126,709,751	24,928,021	24,218,760	1,689,224	122,659,169
Fidelity Series International Small Cap Fund Class F	30,968,099	5,229,556	6,303,564	341,973	28,340,071
Fidelity Series International Value Fund Class F	125,747,577	23,847,777	24,972,136	3,188,303	125,278,859
Fidelity Series Intrinsic Opportunities Fund Class F	82,994,777	2,915,430	12,501,819	1,170,631	79,727,958
Fidelity Series Investment Grade Bond Fund Class F	924,392,787	65,043,252	170,575,179	17,724,593	804,718,239
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	955,801	52,870	8,570	761,925
Fidelity Series Opportunistic Insights Fund Class F	70,962,150	2,582,724	16,059,631	110,423	58,376,120
Fidelity Series Real Estate Equity Fund Class F	13,087,907	2,101,507	2,840,603	227,430	11,426,249
Fidelity Series Real Estate Income Fund Class F	14,436,232	1,423,773	2,589,765	609,430	13,296,787
Fidelity Series Short-Term Credit Fund Class F	123,549,028	25,622,767	20,277,539	1,145,126	128,353,805
Fidelity Series Small Cap Discovery Fund Class F	18,393,553	730,350	4,887,108	107,237	16,837,214
Fidelity Series Small Cap Opportunities Fund Class F	57,074,428	1,528,186	18,181,894	336,563	48,261,299
Fidelity Series Stock Selector Large Cap Value Fund Class F	94,364,309	8,204,547	19,611,046	1,340,824	93,527,032
Total	$2,939,038,641	$561,860,667	$893,410,885	$43,368,237	$2,686,460,406

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,495,446,579. Net unrealized appreciation aggregated $191,013,827, of which $233,419,476 related to appreciated investment securities and $42,405,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2016

AFF55-QTLY-0217
1.927048.105

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,121,853	$23,934,503
Fidelity Advisor Series Equity-Income Fund (a)	3,429,792	44,312,910
Fidelity Advisor Series Growth & Income Fund (a)	2,183,726	30,572,164
Fidelity Advisor Series Growth Opportunities Fund (a)	1,521,612	15,794,333
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,500,295	22,174,367
Fidelity Advisor Series Small Cap Fund (a)	1,097,481	12,214,966
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,354,909	29,671,859
Fidelity Series 100 Index Fund (a)	871,160	12,657,959
Fidelity Series 1000 Value Index Fund (a)	421,404	4,913,569
Fidelity Series All-Sector Equity Fund (a)	1,408,772	16,919,349
Fidelity Series Commodity Strategy Fund (a)(b)	1,217,683	6,599,840
Fidelity Series Real Estate Equity Fund (a)	231,969	3,001,675
Fidelity Series Small Cap Opportunities Fund (a)	1,045,758	14,640,610
TOTAL DOMESTIC EQUITY FUNDS
(Cost $221,949,346)		237,408,104

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	2,299,598	36,103,683
Fidelity Series International Growth Fund (a)	2,684,004	34,355,252
Fidelity Series International Small Cap Fund (a)	559,375	7,959,913
Fidelity Series International Value Fund (a)	3,826,176	35,047,773
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $117,359,176)		113,466,621

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund (a)	238,252	2,372,985
Fidelity Series Floating Rate High Income Fund (a)	98,892	939,471
Fidelity Series High Income Fund (a)	886,816	8,344,934
Fidelity Series Inflation-Protected Bond Index Fund (a)	326,008	3,185,099
Fidelity Series Investment Grade Bond Fund (a)	165,646	1,837,011
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29	248
Fidelity Series Real Estate Income Fund (a)	166,341	1,809,790
TOTAL BOND FUNDS
(Cost $18,875,398)		18,489,538

Short-Term Funds - 0.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	23,640	235,453
Fidelity Series Government Money Market Fund 0.40% (a)(c)	501,684	501,684
TOTAL SHORT-TERM FUNDS
(Cost $737,379)		737,137
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $358,921,299)		370,101,400
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,103)
NET ASSETS - 100%		$370,040,297

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,983,279	$6,353,345	$2,466,071	$29,280	$23,934,503
Fidelity Advisor Series Equity-Income Fund	34,256,258	11,724,199	6,360,253	903,870	44,312,910
Fidelity Advisor Series Growth & Income Fund	23,666,811	7,460,367	4,227,430	487,147	30,572,164
Fidelity Advisor Series Growth Opportunities Fund	12,503,288	4,584,798	1,367,940	53,553	15,794,333
Fidelity Advisor Series Opportunistic Insights Fund	17,618,355	6,352,409	2,185,848	--	22,174,367
Fidelity Advisor Series Short-Term Credit Fund	51,731	193,610	9,424	751	235,453
Fidelity Advisor Series Small Cap Fund	9,475,256	3,247,613	1,620,800	102,036	12,214,966
Fidelity Advisor Series Stock Selector Large Cap Value Fund	22,779,744	7,749,789	4,054,325	423,856	29,671,859
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	96,639	2,476	99,116	46	--
Fidelity Series 100 Index Fund	10,340,624	2,927,067	1,492,399	274,221	12,657,959
Fidelity Series 1000 Value Index Fund	3,793,767	1,089,927	490,329	71,250	4,913,569
Fidelity Series All-Sector Equity Fund	22,754,147	6,477,547	12,179,821	216,485	16,919,349
Fidelity Series Commodity Strategy Fund	3,820,342	3,361,239	1,062,390	--	6,599,840
Fidelity Series Emerging Markets Debt Fund	1,900,369	568,880	188,442	106,569	2,372,985
Fidelity Series Emerging Markets Fund	27,945,150	9,696,279	3,073,655	433,831	36,103,683
Fidelity Series Floating Rate High Income Fund	740,593	234,978	82,340	28,932	939,471
Fidelity Series Government Money Market Fund 0.40%	--	512,691	11,007	435	501,684
Fidelity Series High Income Fund	8,746,147	1,009,492	2,170,418	395,555	8,344,934
Fidelity Series Inflation-Protected Bond Index Fund	1,511,390	1,910,123	177,877	755	3,185,099
Fidelity Series International Growth Fund	26,892,210	11,875,046	3,011,420	410,664	34,355,252
Fidelity Series International Small Cap Fund	6,298,136	2,882,585	833,817	81,713	7,959,913
Fidelity Series International Value Fund	26,604,703	11,513,233	3,131,623	820,729	35,047,773
Fidelity Series Investment Grade Bond Fund	1,489,038	657,710	271,768	34,329	1,837,011
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,371	1,863	15	248
Fidelity Series Real Estate Equity Fund	2,375,107	1,195,300	345,168	49,997	3,001,675
Fidelity Series Real Estate Income Fund	1,502,615	506,405	198,052	73,675	1,809,790
Fidelity Series Small Cap Opportunities Fund	11,434,991	3,587,575	2,390,908	67,643	14,640,610
Total	$297,580,690	$107,677,054	$53,504,504	$5,067,337	$370,101,400

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $361,476,924. Net unrealized appreciation aggregated $8,624,476, of which $19,413,408 related to appreciated investment securities and $10,788,932 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2040 Fund

December 31, 2016

FF-K-40-QTLY-0217
1.907118.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,617,188	$255,977,738
Fidelity Series 1000 Value Index Fund Class F (a)	26,864,738	313,511,491
Fidelity Series All-Sector Equity Fund Class F (a)	39,847,532	477,373,433
Fidelity Series Blue Chip Growth Fund Class F (a)	41,956,168	478,300,314
Fidelity Series Commodity Strategy Fund Class F (a)(b)	36,397,669	199,459,228
Fidelity Series Equity-Income Fund Class F (a)	91,114,327	1,178,108,249
Fidelity Series Growth & Income Fund Class F (a)	58,427,591	829,087,510
Fidelity Series Growth Company Fund Class F (a)	71,087,290	949,726,193
Fidelity Series Intrinsic Opportunities Fund Class F (a)	46,329,751	707,455,303
Fidelity Series Opportunistic Insights Fund Class F (a)	35,619,915	524,325,152
Fidelity Series Real Estate Equity Fund Class F (a)	7,923,189	102,526,069
Fidelity Series Small Cap Discovery Fund Class F (a)	12,905,703	149,189,930
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,803,545	433,713,916
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	67,826,388	842,403,733
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,337,869,122)		7,441,158,259

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund Class F (a)	71,782,573	1,129,857,706
Fidelity Series International Growth Fund Class F (a)	84,047,087	1,077,483,658
Fidelity Series International Small Cap Fund Class F (a)	17,432,845	248,592,374
Fidelity Series International Value Fund Class F (a)	119,845,465	1,100,181,367
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,513,874,949)		3,556,115,105

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,591,450	75,610,846
Fidelity Series Floating Rate High Income Fund Class F (a)	3,095,225	29,404,642
Fidelity Series High Income Fund Class F (a)	29,858,375	280,967,312
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,849,411	106,215,732
Fidelity Series Investment Grade Bond Fund Class F (a)	4,802,720	53,310,190
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,924	58,435
Fidelity Series Real Estate Income Fund Class F (a)	5,265,298	57,286,442
TOTAL BOND FUNDS
(Cost $612,670,546)		602,853,599

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	14,986,861	14,986,861
Fidelity Series Short-Term Credit Fund Class F (a)	363,984	3,621,636
TOTAL SHORT-TERM FUNDS
(Cost $18,615,087)		18,608,497
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,483,029,704)		11,618,735,460
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459,942)
NET ASSETS - 100%		$11,618,275,518

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,420,877	$26,872	$3,447,749	$1,548	$--
Fidelity Series 100 Index Fund Class F	242,337,354	24,476,852	29,897,676	5,806,655	255,977,738
Fidelity Series 1000 Value Index Fund Class F	137,301,925	172,718,997	19,549,474	4,749,278	313,511,491
Fidelity Series All-Sector Equity Fund Class F	764,964,074	107,733,038	395,044,687	7,254,664	477,373,433
Fidelity Series Blue Chip Growth Fund Class F	531,046,100	48,322,488	128,024,616	2,354,158	478,300,314
Fidelity Series Commodity Strategy Fund Class F	135,495,436	59,181,808	11,427,330	--	199,459,228
Fidelity Series Emerging Markets Debt Fund Class F	69,041,094	8,053,138	4,839,575	3,614,938	75,610,846
Fidelity Series Emerging Markets Fund Class F	1,003,106,049	133,294,960	61,088,978	15,529,719	1,129,857,706
Fidelity Series Equity-Income Fund Class F	1,027,845,961	158,869,213	139,118,368	25,448,255	1,178,108,249
Fidelity Series Floating Rate High Income Fund Class F	27,114,810	2,823,638	2,116,583	987,405	29,404,642
Fidelity Series Government Money Market Fund Class F 0.40%	--	16,115,298	1,128,436	14,275	14,986,861
Fidelity Series Growth & Income Fund Class F	787,900,729	76,855,803	144,611,561	15,867,502	829,087,510
Fidelity Series Growth Company Fund Class F	937,793,949	29,397,265	103,407,268	2,528,091	949,726,193
Fidelity Series High Income Fund Class F	319,182,435	13,989,914	78,891,716	13,860,945	280,967,312
Fidelity Series Inflation-Protected Bond Index Fund Class F	54,004,545	58,933,409	4,837,944	90,947	106,215,732
Fidelity Series International Growth Fund Class F	966,576,058	232,401,897	78,306,928	14,772,006	1,077,483,658
Fidelity Series International Small Cap Fund Class F	226,686,525	54,403,248	20,088,063	2,986,329	248,592,374
Fidelity Series International Value Fund Class F	955,450,851	222,517,687	81,212,257	27,873,576	1,100,181,367
Fidelity Series Intrinsic Opportunities Fund Class F	578,016,747	81,301,502	--	9,651,372	707,455,303
Fidelity Series Investment Grade Bond Fund Class F	53,621,689	11,475,021	10,801,319	1,136,572	53,310,190
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	69,449	380	649	58,435
Fidelity Series Opportunistic Insights Fund Class F	511,538,043	60,500,687	52,486,849	986,632	524,325,152
Fidelity Series Real Estate Equity Fund Class F	95,153,630	28,780,920	13,881,510	1,909,782	102,526,069
Fidelity Series Real Estate Income Fund Class F	54,570,903	8,364,579	5,605,285	2,519,395	57,286,442
Fidelity Series Short-Term Credit Fund Class F	1,799,192	2,142,782	307,583	19,925	3,621,636
Fidelity Series Small Cap Discovery Fund Class F	136,770,800	12,706,912	21,863,716	907,302	149,189,930
Fidelity Series Small Cap Opportunities Fund Class F	412,195,705	35,212,210	77,366,110	2,842,320	433,713,916
Fidelity Series Stock Selector Large Cap Value Fund Class F	674,519,863	143,336,564	62,883,431	12,014,555	842,403,733
Total	$10,707,455,344	$1,804,006,151	$1,552,235,392	$175,728,795	$11,618,735,460

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $10,515,048,741. Net unrealized appreciation aggregated $1,103,686,719, of which $1,323,891,538 related to appreciated investment securities and $220,204,819 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2016

AFF60-QTLY-0217
1.9858329.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	186,818	$2,107,301
Fidelity Advisor Series Equity-Income Fund (a)	304,802	3,938,044
Fidelity Advisor Series Growth & Income Fund (a)	194,083	2,717,162
Fidelity Advisor Series Growth Opportunities Fund (a)	134,406	1,395,137
Fidelity Advisor Series Opportunistic Insights Fund (a)	131,989	1,950,799
Fidelity Advisor Series Small Cap Fund (a)	97,582	1,086,092
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	209,257	2,636,638
Fidelity Series 100 Index Fund (a)	77,486	1,125,877
Fidelity Series 1000 Value Index Fund (a)	37,538	437,691
Fidelity Series All-Sector Equity Fund (a)	126,105	1,514,520
Fidelity Series Commodity Strategy Fund (a)(b)	104,749	567,738
Fidelity Series Real Estate Equity Fund (a)	20,611	266,706
Fidelity Series Small Cap Opportunities Fund (a)	96,892	1,356,486
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,114,808)		21,100,191

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	204,077	3,204,006
Fidelity Series International Growth Fund (a)	238,281	3,049,992
Fidelity Series International Small Cap Fund (a)	49,759	708,076
Fidelity Series International Value Fund (a)	340,106	3,115,370
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,246,036)		10,077,444

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	20,455	203,728
Fidelity Series Floating Rate High Income Fund (a)	8,732	82,957
Fidelity Series High Income Fund (a)	85,119	800,968
Fidelity Series Inflation-Protected Bond Index Fund (a)	29,550	288,704
Fidelity Series Investment Grade Bond Fund (a)	14,321	158,825
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21	174
Fidelity Series Real Estate Income Fund (a)	14,276	155,323
TOTAL BOND FUNDS
(Cost $1,652,670)		1,690,679

Short-Term Funds - 0.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,425	14,192
Fidelity Series Government Money Market Fund 0.40% (a)(c)	42,939	42,939
TOTAL SHORT-TERM FUNDS
(Cost $57,148)		57,131
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $32,070,662)		32,925,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,329)
NET ASSETS - 100%		$32,920,116

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,236,832	$1,173,356	$375,085	$2,506	$2,107,301
Fidelity Advisor Series Equity-Income Fund	2,233,656	2,153,926	799,357	69,471	3,938,044
Fidelity Advisor Series Growth & Income Fund	1,541,962	1,442,646	543,638	36,891	2,717,162
Fidelity Advisor Series Growth Opportunities Fund	807,659	814,842	224,527	4,599	1,395,137
Fidelity Advisor Series Opportunistic Insights Fund	1,147,902	1,128,302	343,161	--	1,950,799
Fidelity Advisor Series Short-Term Credit Fund	3,366	12,683	1,816	50	14,192
Fidelity Advisor Series Small Cap Fund	617,346	592,743	212,458	8,824	1,086,092
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,484,173	1,425,249	514,877	36,641	2,636,638
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	6,199	455	6,654	3	--
Fidelity Series 100 Index Fund	673,729	590,001	201,756	23,727	1,125,877
Fidelity Series 1000 Value Index Fund	248,923	226,046	75,963	6,174	437,691
Fidelity Series All-Sector Equity Fund	1,482,514	1,051,009	978,659	18,850	1,514,520
Fidelity Series Commodity Strategy Fund	249,174	368,870	84,013	--	567,738
Fidelity Series Emerging Markets Debt Fund	121,405	108,922	31,734	7,800	203,728
Fidelity Series Emerging Markets Fund	1,821,194	1,799,092	488,101	37,425	3,204,006
Fidelity Series Floating Rate High Income Fund	48,271	44,773	13,314	2,117	82,957
Fidelity Series Government Money Market Fund 0.40%	--	45,954	3,015	35	42,939
Fidelity Series High Income Fund	576,447	424,723	254,637	29,774	800,968
Fidelity Series Inflation-Protected Bond Index Fund	97,150	228,134	31,145	51	288,704
Fidelity Series International Growth Fund	1,749,667	1,926,539	497,339	35,451	3,049,992
Fidelity Series International Small Cap Fund	408,592	457,435	123,279	7,069	708,076
Fidelity Series International Value Fund	1,736,941	1,893,434	504,430	70,972	3,115,370
Fidelity Series Investment Grade Bond Fund	96,989	101,496	36,196	2,538	158,825
Fidelity Series Long-Term Treasury Bond Index Fund	--	212	8	2	174
Fidelity Series Real Estate Equity Fund	156,492	182,666	56,310	3,940	266,706
Fidelity Series Real Estate Income Fund	95,060	89,607	28,195	5,487	155,323
Fidelity Series Small Cap Opportunities Fund	746,776	695,613	242,026	5,536	1,356,486
Total	$19,388,419	$18,978,728	$6,671,693	$415,933	$32,925,445

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $32,455,347. Net unrealized appreciation aggregated $470,098, of which $1,340,791 related to appreciated investment securities and $870,693 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

December 31, 2016

FRX-X20-QTLY-0217
1.906839.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $837,181,351)	18,799,729	1,213,146,533

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $46,609,518)	6,808,880	37,312,663

International Equity Funds - 17.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $544,623,783)	50,329,559	536,009,804

Bond Funds - 30.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $922,802,910)	79,336,640	911,577,994

Inflation-Protected Bond Funds - 2.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $76,896,927)	7,518,973	73,610,744

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $254,813,931)	254,813,931	254,813,931
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,682,928,420)		3,026,471,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(200,334)
NET ASSETS - 100%		$3,026,271,335

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$210,392,054	$5,502,456	$215,894,511	$108,896	$--
Fidelity Series Commodity Strategy Fund Class F	32,340,808	4,786,748	3,446,144	--	37,312,663
Fidelity Series Global ex U.S. Index Fund	477,883,309	103,015,601	55,753,598	13,530,190	536,009,804
Fidelity Series Government Money Market Fund	--	11,519,232	11,519,232	204	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	262,529,300	7,715,369	411,180	254,813,931
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,644,547	15,890,604	3,088,070	97,055	73,610,744
Fidelity Total Market Index Fund Class F	1,082,595,781	180,093,261	149,723,493	22,218,773	1,213,146,533
Fidelity U.S. Bond Index Fund Class F	795,647,004	183,285,975	44,882,325	15,594,258	911,577,994
Total	$2,660,503,503	$766,623,177	$492,022,742	$51,960,556	$3,026,471,669

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,692,561,236. Net unrealized appreciation aggregated $333,910,433, of which $389,112,395 related to appreciated investment securities and $55,201,962 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom K® 2035 Fund

December 31, 2016

FF-K-35-QTLY-0217
1.907116.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,532,823	$240,221,922
Fidelity Series 1000 Value Index Fund Class F (a)	25,210,341	294,204,676
Fidelity Series All-Sector Equity Fund Class F (a)	37,395,377	447,996,620
Fidelity Series Blue Chip Growth Fund Class F (a)	39,375,651	448,882,424
Fidelity Series Commodity Strategy Fund Class F (a)(b)	34,784,052	190,616,606
Fidelity Series Equity-Income Fund Class F (a)	85,505,669	1,105,588,304
Fidelity Series Growth & Income Fund Class F (a)	54,830,029	778,038,118
Fidelity Series Growth Company Fund Class F (a)	66,653,291	890,487,964
Fidelity Series Intrinsic Opportunities Fund Class F (a)	43,346,451	661,900,307
Fidelity Series Opportunistic Insights Fund Class F (a)	33,428,940	492,073,990
Fidelity Series Real Estate Equity Fund Class F (a)	7,414,168	95,939,338
Fidelity Series Small Cap Discovery Fund Class F (a)	12,109,966	139,991,211
Fidelity Series Small Cap Opportunities Fund Class F (a)	28,905,616	406,991,074
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	63,670,738	790,790,569
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,979,918,715)		6,983,723,123

International Equity Funds - 30.5%
Fidelity Series Emerging Markets Fund Class F (a)	67,377,917	1,060,528,406
Fidelity Series International Growth Fund Class F (a)	78,831,832	1,010,624,085
Fidelity Series International Small Cap Fund Class F (a)	16,349,792	233,148,031
Fidelity Series International Value Fund Class F (a)	112,397,352	1,031,807,688
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,310,817,040)		3,336,108,210

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,165,088	71,364,275
Fidelity Series Floating Rate High Income Fund Class F (a)	2,906,657	27,613,237
Fidelity Series High Income Fund Class F (a)	27,911,792	262,649,962
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,070,077	98,586,055
Fidelity Series Investment Grade Bond Fund Class F (a)	6,952,674	77,174,680
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,422	54,206
Fidelity Series Real Estate Income Fund Class F (a)	4,946,051	53,813,039
TOTAL BOND FUNDS
(Cost $600,598,941)		591,255,454

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)	14,102,122	14,102,122
Fidelity Series Short-Term Credit Fund Class F (a)	338,076	3,363,858
TOTAL SHORT-TERM FUNDS
(Cost $17,472,432)		17,465,980
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,908,807,128)		10,928,552,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431,644)
NET ASSETS - 100%		$10,928,121,123

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,199,657	$31,444	$3,231,101	$1,449	$--
Fidelity Series 100 Index Fund Class F	226,990,439	26,029,811	30,618,827	5,444,583	240,221,922
Fidelity Series 1000 Value Index Fund Class F	128,250,613	163,826,695	19,444,497	4,452,934	294,204,676
Fidelity Series All-Sector Equity Fund Class F	715,396,000	106,630,955	373,677,356	6,802,105	447,996,620
Fidelity Series Blue Chip Growth Fund Class F	496,572,828	52,222,122	125,167,172	2,209,944	448,882,424
Fidelity Series Commodity Strategy Fund Class F	126,919,928	59,128,619	10,904,141	--	190,616,606
Fidelity Series Emerging Markets Debt Fund Class F	64,663,326	8,363,998	4,795,099	3,393,958	71,364,275
Fidelity Series Emerging Markets Fund Class F	938,510,058	134,635,492	63,613,780	14,565,002	1,060,528,406
Fidelity Series Equity-Income Fund Class F	960,724,075	163,557,689	140,896,763	23,816,468	1,105,588,304
Fidelity Series Floating Rate High Income Fund Class F	25,324,613	2,976,919	2,167,737	923,377	27,613,237
Fidelity Series Government Money Market Fund Class F 0.40%	--	15,137,419	1,035,297	13,413	14,102,122
Fidelity Series Growth & Income Fund Class F	736,846,410	83,049,488	143,887,229	14,849,948	778,038,118
Fidelity Series Growth Company Fund Class F	877,202,090	28,857,597	95,769,131	2,369,261	890,487,964
Fidelity Series High Income Fund Class F	298,058,138	13,027,154	73,254,379	12,898,087	262,649,962
Fidelity Series Inflation-Protected Bond Index Fund Class F	50,431,341	54,484,462	4,584,253	85,157	98,586,055
Fidelity Series International Growth Fund Class F	904,618,302	227,158,663	80,730,531	13,844,450	1,010,624,085
Fidelity Series International Small Cap Fund Class F	212,127,506	52,853,728	20,187,655	2,798,549	233,148,031
Fidelity Series International Value Fund Class F	893,431,027	218,637,801	83,403,503	26,121,193	1,031,807,688
Fidelity Series Intrinsic Opportunities Fund Class F	543,051,816	73,587,790	--	9,063,343	661,900,307
Fidelity Series Investment Grade Bond Fund Class F	50,159,195	38,036,878	10,075,908	1,170,077	77,174,680
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	64,233	148	602	54,206
Fidelity Series Opportunistic Insights Fund Class F	478,517,555	62,185,273	53,072,600	925,116	492,073,990
Fidelity Series Real Estate Equity Fund Class F	88,817,470	27,766,280	13,592,650	1,786,945	95,939,338
Fidelity Series Real Estate Income Fund Class F	51,050,080	8,467,075	5,659,067	2,360,236	53,813,039
Fidelity Series Short-Term Credit Fund Class F	1,692,662	1,977,145	294,228	18,631	3,363,858
Fidelity Series Small Cap Discovery Fund Class F	127,937,209	13,620,787	21,770,693	848,574	139,991,211
Fidelity Series Small Cap Opportunities Fund Class F	384,821,942	38,789,305	76,267,696	2,666,459	406,991,074
Fidelity Series Stock Selector Large Cap Value Fund Class F	630,786,506	142,296,719	64,191,850	11,268,560	790,790,569
Total	$10,016,100,786	$1,817,401,541	$1,522,293,291	$164,698,421	$10,928,552,767

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $9,942,027,295. Net unrealized appreciation aggregated $986,525,472, of which $1,200,845,325 related to appreciated investment securities and $214,319,853 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2016

F40-QTLY-0217
1.811349.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,339,149	$150,227,828
Fidelity Series 1000 Value Index Fund (a)	15,766,374	183,835,926
Fidelity Series All-Sector Equity Fund (a)	23,363,823	280,599,516
Fidelity Series Blue Chip Growth Fund (a)	24,646,352	280,968,415
Fidelity Series Commodity Strategy Fund (a)(b)	21,376,485	115,860,548
Fidelity Series Equity-Income Fund (a)	53,480,786	691,506,568
Fidelity Series Growth & Income Fund (a)	34,344,190	486,657,175
Fidelity Series Growth Company Fund (a)	41,687,627	556,946,691
Fidelity Series Intrinsic Opportunities Fund (a)	26,944,946	411,179,873
Fidelity Series Opportunistic Insights Fund (a)	20,968,732	308,030,675
Fidelity Series Real Estate Equity Fund (a)	4,653,068	60,210,706
Fidelity Series Small Cap Discovery Fund (a)	7,573,086	87,544,879
Fidelity Series Small Cap Opportunities Fund (a)	18,193,833	254,713,661
Fidelity Series Stock Selector Large Cap Value Fund (a)	39,838,430	494,394,911
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,613,800,180)		4,362,677,372

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	42,126,377	661,384,114
Fidelity Series International Growth Fund (a)	49,345,368	631,620,714
Fidelity Series International Small Cap Fund (a)	10,214,018	145,345,478
Fidelity Series International Value Fund (a)	70,366,787	644,559,765
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,047,962,429)		2,082,910,071

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	4,461,845	44,439,978
Fidelity Series Floating Rate High Income Fund (a)	1,818,246	17,273,340
Fidelity Series High Income Fund (a)	17,815,835	167,647,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,636,500	64,838,601
Fidelity Series Investment Grade Bond Fund (a)	2,699,752	29,940,253
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,672	30,995
Fidelity Series Real Estate Income Fund (a)	3,118,928	33,933,942
TOTAL BOND FUNDS
(Cost $367,868,444)		358,104,119

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	8,796,274	8,796,274
Fidelity Series Short-Term Credit Fund (a)	146,333	1,456,009
TOTAL SHORT-TERM FUNDS
(Cost $10,257,487)		10,252,283
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,039,888,540)		6,813,943,845
NET OTHER ASSETS (LIABILITIES) - 0.0%		(358)
NET ASSETS - 100%		$6,813,943,487

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio	$2,041,947	$4,932	$2,046,880	$928	$--
Fidelity Series 100 Index Fund	144,528,586	8,916,619	14,364,588	3,305,405	150,227,828
Fidelity Series 1000 Value Index Fund	81,705,902	96,909,810	8,038,749	2,707,381	183,835,926
Fidelity Series All-Sector Equity Fund	456,005,832	49,633,328	225,485,646	3,646,785	280,599,516
Fidelity Series Blue Chip Growth Fund	316,187,504	16,894,475	68,218,976	862,387	280,968,415
Fidelity Series Commodity Strategy Fund	81,044,966	30,352,371	4,764,973	--	115,860,548
Fidelity Series Emerging Markets Debt Fund	41,221,070	3,236,581	2,045,275	2,094,134	44,439,978
Fidelity Series Emerging Markets Fund	598,815,169	58,392,632	28,294,664	8,071,642	661,384,114
Fidelity Series Equity-Income Fund	611,987,622	66,171,709	63,466,027	13,909,368	691,506,568
Fidelity Series Floating Rate High Income Fund	16,226,060	1,041,511	932,639	567,166	17,273,340
Fidelity Series Government Money Market Fund 0.40%	--	9,331,584	535,310	8,332	8,796,274
Fidelity Series Growth & Income Fund	469,727,283	25,037,299	71,724,390	8,637,526	486,657,175
Fidelity Series Growth Company Fund	561,884,413	13,332,306	69,050,698	613,177	556,946,691
Fidelity Series High Income Fund	189,611,638	8,170,783	46,152,103	8,144,524	167,647,010
Fidelity Series Inflation-Protected Bond Index Fund	32,619,212	35,454,901	2,036,602	14,742	64,838,601
Fidelity Series International Growth Fund	575,590,222	110,973,204	30,701,832	7,667,460	631,620,714
Fidelity Series International Small Cap Fund	134,985,920	27,051,209	9,520,085	1,515,164	145,345,478
Fidelity Series International Value Fund	571,397,916	105,411,043	34,368,722	15,326,489	644,559,765
Fidelity Series Intrinsic Opportunities Fund	346,797,974	36,173,397	--	5,030,525	411,179,873
Fidelity Series Investment Grade Bond Fund	31,961,942	5,652,720	7,179,740	630,869	29,940,253
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,832	1,119	325	30,995
Fidelity Series Opportunistic Insights Fund	305,079,988	24,792,158	24,741,280	82,531	308,030,675
Fidelity Series Real Estate Equity Fund	56,565,474	15,512,418	7,545,222	1,044,287	60,210,706
Fidelity Series Real Estate Income Fund	32,690,532	3,719,343	2,475,594	1,445,156	33,933,942
Fidelity Series Short-Term Credit Fund	1,078,943	509,702	125,958	9,571	1,456,009
Fidelity Series Small Cap Discovery Fund	81,563,395	3,709,570	10,332,922	398,633	87,544,879
Fidelity Series Small Cap Opportunities Fund	245,489,020	12,098,285	40,277,154	1,242,535	254,713,661
Fidelity Series Stock Selector Large Cap Value Fund	401,757,651	67,727,309	26,159,643	6,387,090	494,394,911
	$6,388,566,181	$836,249,031	$800,586,791	$93,364,132	$6,813,943,845

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $6,056,761,847. Net unrealized appreciation aggregated $757,181,998, of which $882,722,199 related to appreciated investment securities and $125,540,201 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

December 31, 2016

FRX-X10-QTLY-0217
1.906835.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $77,374,059)	2,171,414	140,121,331

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $6,795,954)	955,592	5,236,643

International Equity Funds - 13.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $60,734,641)	5,852,907	62,333,458

Bond Funds - 34.6%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $163,612,814)	14,198,089	163,136,045

Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $20,085,584)	1,957,786	19,166,724

Short-Term Funds - 17.3%
Fidelity Series Government Money Market Fund Class F 0.40% (a)(c)
(Cost $81,721,675)	81,721,675	81,721,675
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $410,324,727)		471,715,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,422)
NET ASSETS - 100%		$471,688,454

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$73,915,755	$1,797,235	$75,712,990	$38,118	$--
Fidelity Series Commodity Strategy Fund Class F	5,065,057	526,458	908,179	--	5,236,643
Fidelity Series Global ex U.S. Index Fund	60,961,031	10,295,626	10,339,187	1,558,914	62,333,458
Fidelity Series Government Money Market Fund	--	4,021,163	4,021,163	71	--
Fidelity Series Government Money Market Fund Class F 0.40%	--	87,558,502	5,836,827	135,686	81,721,675
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,478,966	3,456,682	1,563,546	26,496	19,166,724
Fidelity Total Market Index Fund Class F	137,200,248	18,339,502	27,630,514	2,581,710	140,121,331
Fidelity U.S. Bond Index Fund Class F	152,976,872	28,993,766	14,864,103	2,883,522	163,136,045
Total	$447,597,929	$154,988,934	$140,876,509	$7,224,517	$471,715,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $412,338,269. Net unrealized appreciation aggregated $59,377,607 of which $65,759,562 related to appreciated investment securities and $6,381,955 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2016

F60-QTLY-0217
1.9858339.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	139,461	$2,026,361
Fidelity Series 1000 Value Index Fund (a)	212,816	2,481,440
Fidelity Series All-Sector Equity Fund (a)	315,267	3,786,352
Fidelity Series Blue Chip Growth Fund (a)	333,007	3,796,282
Fidelity Series Commodity Strategy Fund (a)(b)	288,014	1,561,037
Fidelity Series Equity-Income Fund (a)	721,181	9,324,875
Fidelity Series Growth & Income Fund (a)	463,153	6,562,877
Fidelity Series Growth Company Fund (a)	507,313	6,777,698
Fidelity Series Intrinsic Opportunities Fund (a)	365,416	5,576,241
Fidelity Series Opportunistic Insights Fund (a)	282,976	4,156,918
Fidelity Series Real Estate Equity Fund (a)	62,711	811,478
Fidelity Series Small Cap Discovery Fund (a)	101,905	1,178,025
Fidelity Series Small Cap Opportunities Fund (a)	245,637	3,438,917
Fidelity Series Stock Selector Large Cap Value Fund (a)	537,309	6,668,005
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,561,924)		58,146,506

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	564,404	8,861,145
Fidelity Series International Growth Fund (a)	659,367	8,439,894
Fidelity Series International Small Cap Fund (a)	137,189	1,952,206
Fidelity Series International Value Fund (a)	938,223	8,594,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,586,296)		27,847,372

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund (a)	55,672	554,498
Fidelity Series Floating Rate High Income Fund (a)	24,131	229,242
Fidelity Series High Income Fund (a)	232,548	2,188,276
Fidelity Series Inflation-Protected Bond Index Fund (a)	79,760	779,258
Fidelity Series Investment Grade Bond Fund (a)	40,129	445,035
Fidelity Series Long-Term Treasury Bond Index Fund (a)	54	459
Fidelity Series Real Estate Income Fund (a)	39,112	425,541
TOTAL BOND FUNDS
(Cost $4,558,615)		4,622,309

Short-Term Funds - 0.2%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	119,296	119,296
Fidelity Series Short-Term Credit Fund (a)	5,439	54,115
TOTAL SHORT-TERM FUNDS
(Cost $173,473)		173,411
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $88,880,308)		90,789,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		(637)
NET ASSETS - 100%		$90,788,961

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$15,226	$1,084	$16,310	$8	$--
Fidelity Series 100 Index Fund	1,065,389	1,080,353	223,017	42,876	2,026,361
Fidelity Series 1000 Value Index Fund	600,067	1,838,438	93,365	35,146	2,481,440
Fidelity Series All-Sector Equity Fund	3,360,238	2,586,599	2,040,559	47,314	3,786,352
Fidelity Series Blue Chip Growth Fund	2,329,980	2,271,790	938,045	9,667	3,796,282
Fidelity Series Commodity Strategy Fund	599,775	978,616	104,360	--	1,561,037
Fidelity Series Emerging Markets Debt Fund	291,446	271,406	20,848	20,585	554,498
Fidelity Series Emerging Markets Fund	4,408,339	4,541,525	276,936	104,418	8,861,145
Fidelity Series Equity-Income Fund	4,511,205	5,098,183	1,053,606	149,977	9,324,875
Fidelity Series Floating Rate High Income Fund	116,942	112,461	8,629	5,638	229,242
Fidelity Series Government Money Market Fund 0.40%	--	121,723	2,427	95	119,296
Fidelity Series Growth & Income Fund	3,460,251	3,471,424	1,039,545	89,339	6,562,877
Fidelity Series Growth Company Fund	3,844,502	2,680,261	204,138	7,460	6,777,698
Fidelity Series High Income Fund	1,396,867	1,022,701	372,895	78,284	2,188,276
Fidelity Series Inflation-Protected Bond Index Fund	239,066	576,306	21,718	133	779,258
Fidelity Series International Growth Fund	4,249,514	4,869,293	316,948	98,962	8,439,894
Fidelity Series International Small Cap Fund	987,001	1,132,492	74,083	19,660	1,952,206
Fidelity Series International Value Fund	4,214,335	4,724,004	317,021	197,493	8,594,127
Fidelity Series Intrinsic Opportunities Fund	2,826,265	2,752,817	284,718	59,034	5,576,241
Fidelity Series Investment Grade Bond Fund	235,123	276,877	57,131	6,755	445,035
Fidelity Series Long-Term Treasury Bond Index Fund	--	541	1	5	459
Fidelity Series Opportunistic Insights Fund	2,248,924	2,307,015	383,277	1,070	4,156,918
Fidelity Series Real Estate Equity Fund	414,734	515,247	67,742	11,726	811,478
Fidelity Series Real Estate Income Fund	229,340	224,561	24,469	14,731	425,541
Fidelity Series Short-Term Credit Fund	8,218	48,047	2,036	159	54,115
Fidelity Series Small Cap Discovery Fund	601,342	598,299	161,756	4,476	1,178,025
Fidelity Series Small Cap Opportunities Fund	1,808,818	1,789,715	554,872	14,112	3,438,917
Fidelity Series Stock Selector Large Cap Value Fund	2,941,925	3,614,472	419,752	82,849	6,668,005
Total	$47,004,832	$49,506,250	$9,080,204	$1,101,972	$90,789,598

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $89,351,192. Net unrealized appreciation aggregated $1,438,406, of which $3,626,862 related to appreciated investment securities and $2,188,456 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2016

F15-QTLY-0217
1.811323.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,616,584	$67,078,972
Fidelity Series 1000 Value Index Fund (a)	7,008,226	81,715,910
Fidelity Series All-Sector Equity Fund (a)	10,431,335	125,280,339
Fidelity Series Blue Chip Growth Fund (a)	10,995,682	125,350,772
Fidelity Series Commodity Strategy Fund (a)(b)	16,759,165	90,834,676
Fidelity Series Equity-Income Fund (a)	23,882,020	308,794,515
Fidelity Series Growth & Income Fund (a)	15,335,499	217,304,028
Fidelity Series Growth Company Fund (a)	18,688,927	249,684,063
Fidelity Series Intrinsic Opportunities Fund (a)	12,102,548	184,684,880
Fidelity Series Opportunistic Insights Fund (a)	9,357,585	137,462,923
Fidelity Series Real Estate Equity Fund (a)	2,039,292	26,388,440
Fidelity Series Small Cap Discovery Fund (a)	3,417,586	39,507,289
Fidelity Series Small Cap Opportunities Fund (a)	8,118,689	113,661,647
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,760,354	220,405,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,618,765,509)		1,988,154,448

International Equity Funds - 19.5%
Fidelity Series Emerging Markets Fund (a)	23,529,534	369,413,683
Fidelity Series International Growth Fund (a)	22,407,058	286,810,344
Fidelity Series International Small Cap Fund (a)	4,656,800	66,266,258
Fidelity Series International Value Fund (a)	31,960,917	292,762,000
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $974,523,180)		1,015,252,285

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (a)	3,507,067	34,930,391
Fidelity Series Floating Rate High Income Fund (a)	1,406,275	13,359,614
Fidelity Series High Income Fund (a)	13,459,164	126,650,732
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,265,005	100,289,097
Fidelity Series Investment Grade Bond Fund (a)	123,755,654	1,372,450,198
Fidelity Series Long-Term Treasury Bond Index Fund (a)	149,244	1,259,620
Fidelity Series Real Estate Income Fund (a)	2,389,589	25,998,726
TOTAL BOND FUNDS
(Cost $1,688,978,287)		1,674,938,378

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	366,409,427	366,409,427
Fidelity Series Short-Term Credit Fund (a)	17,321,233	172,346,268
TOTAL SHORT-TERM FUNDS
(Cost $539,457,212)		538,755,695
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,821,724,188)		5,217,100,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(264,884)
NET ASSETS - 100%		$5,216,835,922

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$245,979,946	$53,741,082	$299,721,029	$120,016	$--
Fidelity Series 100 Index Fund	72,776,140	2,617,845	13,725,534	1,480,217	67,078,972
Fidelity Series 1000 Value Index Fund	40,989,673	41,837,877	6,892,519	1,206,976	81,715,910
Fidelity Series All-Sector Equity Fund	229,453,074	20,010,432	125,311,059	1,632,998	125,280,339
Fidelity Series Blue Chip Growth Fund	159,061,772	3,913,111	45,528,897	404,397	125,350,772
Fidelity Series Commodity Strategy Fund	65,202,604	26,115,251	7,721,864	--	90,834,676
Fidelity Series Emerging Markets Debt Fund	34,297,027	2,088,967	3,147,866	1,682,861	34,930,391
Fidelity Series Emerging Markets Fund	369,404,058	12,197,925	32,500,875	4,520,938	369,413,683
Fidelity Series Equity-Income Fund	308,172,259	15,038,566	50,967,864	6,521,719	308,794,515
Fidelity Series Floating Rate High Income Fund	13,192,284	709,998	1,290,313	448,726	13,359,614
Fidelity Series Government Money Market Fund 0.40%	--	391,777,348	25,367,921	581,736	366,409,427
Fidelity Series Growth & Income Fund	236,386,018	7,717,104	57,197,831	4,122,242	217,304,028
Fidelity Series Growth Company Fund	283,355,841	5,988,138	64,323,348	275,528	249,684,063
Fidelity Series High Income Fund	159,696,787	6,603,155	52,886,588	6,565,574	126,650,732
Fidelity Series Inflation-Protected Bond Index Fund	99,879,116	11,567,207	10,014,810	44,754	100,289,097
Fidelity Series International Growth Fund	280,308,733	52,063,643	34,529,984	3,491,148	286,810,344
Fidelity Series International Small Cap Fund	67,672,463	11,358,577	9,182,915	692,648	66,266,258
Fidelity Series International Value Fund	278,204,034	49,895,993	36,514,239	6,979,570	292,762,000
Fidelity Series Intrinsic Opportunities Fund	177,385,315	5,319,529	11,959,041	2,372,086	184,684,880
Fidelity Series Investment Grade Bond Fund	1,524,187,198	102,691,114	230,867,170	28,366,846	1,372,450,198
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,568,844	77,272	13,154	1,259,620
Fidelity Series Opportunistic Insights Fund	153,617,375	5,111,323	22,994,479	36,941	137,462,923
Fidelity Series Real Estate Equity Fund	28,331,715	4,535,096	4,380,722	482,562	26,388,440
Fidelity Series Real Estate Income Fund	26,575,418	2,527,034	3,133,631	1,129,685	25,998,726
Fidelity Series Short-Term Credit Fund	131,636,279	57,855,262	16,448,013	1,317,417	172,346,268
Fidelity Series Small Cap Discovery Fund	40,740,289	1,048,934	8,199,042	184,832	39,507,289
Fidelity Series Small Cap Opportunities Fund	123,558,106	2,455,513	29,985,124	576,667	113,661,647
Fidelity Series Stock Selector Large Cap Value Fund	204,102,963	18,975,277	26,379,020	2,855,708	220,405,994
Total	$5,354,166,487	$917,330,145	$1,231,248,970	$78,107,946	$5,217,100,806

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $4,833,326,866. Net unrealized appreciation aggregated $383,773,940, of which $477,400,547 related to appreciated investment securities and $93,626,607 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

December 31, 2016

FRX-X45-QTLY-0217
1.906851.107

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $533,686,576)	10,847,937	700,017,343

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $18,300,278)	2,797,189	15,328,595

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $314,733,703)	28,776,699	306,471,849

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $115,116,360)	9,869,535	113,400,959
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $981,836,917)		1,135,218,746
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,107)
NET ASSETS - 100%		$1,135,129,639

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,366,948	$3,949,300	$2,445,436	$--	$15,328,595
Fidelity Series Global ex U.S. Index Fund	250,889,400	87,015,972	37,229,573	8,039,730	306,471,849
Fidelity Total Market Index Fund Class F	573,463,948	155,639,789	86,250,099	13,088,423	700,017,343
Fidelity U.S. Bond Index Fund Class F	92,874,151	34,183,534	10,714,819	1,934,856	113,400,959
Total	$929,594,447	$280,788,595	$136,639,927	$23,063,009	$1,135,218,746

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $985,223,478. Net unrealized appreciation aggregated $149,995,268, of which $170,915,552 related to appreciated investment securities and $20,920,284 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2016

F20-QTLY-0217
1.811330.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,669,803	$169,562,244
Fidelity Series 1000 Value Index Fund (a)	17,723,913	206,660,824
Fidelity Series All-Sector Equity Fund (a)	26,369,671	316,699,749
Fidelity Series Blue Chip Growth Fund (a)	27,800,804	316,929,163
Fidelity Series Commodity Strategy Fund (a)(b)	38,163,960	206,848,666
Fidelity Series Equity-Income Fund (a)	60,368,658	780,566,753
Fidelity Series Growth & Income Fund (a)	38,764,852	549,297,949
Fidelity Series Growth Company Fund (a)	47,108,914	629,375,091
Fidelity Series Intrinsic Opportunities Fund (a)	30,580,157	466,653,197
Fidelity Series Opportunistic Insights Fund (a)	23,658,207	347,539,054
Fidelity Series Real Estate Equity Fund (a)	5,165,128	66,836,761
Fidelity Series Small Cap Discovery Fund (a)	8,603,737	99,459,198
Fidelity Series Small Cap Opportunities Fund (a)	20,526,560	287,371,840
Fidelity Series Stock Selector Large Cap Value Fund (a)	44,902,122	557,235,338
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,102,345,286)		5,001,035,827

International Equity Funds - 21.3%
Fidelity Series Emerging Markets Fund (a)	56,861,710	892,728,847
Fidelity Series International Growth Fund (a)	56,471,790	722,838,909
Fidelity Series International Small Cap Fund (a)	11,743,258	167,106,566
Fidelity Series International Value Fund (a)	80,540,975	737,755,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,440,736,775)		2,520,429,657

Bond Funds - 28.9%
Fidelity Series Emerging Markets Debt Fund (a)	7,785,892	77,547,485
Fidelity Series Floating Rate High Income Fund (a)	3,183,282	30,241,183
Fidelity Series High Income Fund (a)	30,486,439	286,877,394
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,719,362	134,038,165
Fidelity Series Investment Grade Bond Fund (a)	255,218,905	2,830,377,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	304,871	2,573,108
Fidelity Series Real Estate Income Fund (a)	5,429,715	59,075,299
TOTAL BOND FUNDS
(Cost $3,483,527,351)		3,420,730,285

Short-Term Funds - 7.6%
Fidelity Series Government Money Market Fund 0.40% (a)(c)	612,899,737	612,899,737
Fidelity Series Short-Term Credit Fund (a)	28,967,173	288,223,370
TOTAL SHORT-TERM FUNDS
(Cost $902,336,289)		901,123,107
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,928,945,701)		11,843,318,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,373
NET ASSETS - 100%		$11,843,321,249

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	$415,095,932	$24,670,196	$439,766,128	$190,785	$--
Fidelity Series 100 Index Fund	177,210,154	8,109,595	29,077,608	3,734,343	169,562,244
Fidelity Series 1000 Value Index Fund	99,809,298	104,977,783	12,943,888	3,046,390	206,660,824
Fidelity Series All-Sector Equity Fund	558,728,879	52,937,352	297,047,976	4,119,869	316,699,749
Fidelity Series Blue Chip Growth Fund	387,327,358	13,177,253	102,949,399	1,006,575	316,929,163
Fidelity Series Commodity Strategy Fund	145,933,987	57,678,759	13,345,691	--	206,848,666
Fidelity Series Emerging Markets Debt Fund	74,033,330	4,937,185	5,073,028	3,693,306	77,547,485
Fidelity Series Emerging Markets Fund	860,935,546	40,892,970	56,465,376	10,904,827	892,728,847
Fidelity Series Equity-Income Fund	750,401,540	42,050,338	102,415,170	16,185,309	780,566,753
Fidelity Series Floating Rate High Income Fund	29,173,199	1,521,510	2,121,890	1,003,929	30,241,183
Fidelity Series Government Money Market Fund 0.40%	--	644,459,528	31,559,791	934,334	612,899,737
Fidelity Series Growth & Income Fund	575,593,371	22,105,049	123,684,986	10,198,411	549,297,949
Fidelity Series Growth Company Fund	689,300,452	15,066,684	135,873,808	693,240	629,375,091
Fidelity Series High Income Fund	349,520,891	14,680,646	106,622,046	14,612,816	286,877,394
Fidelity Series Inflation-Protected Bond Index Fund	124,976,499	20,408,244	9,733,459	56,956	134,038,165
Fidelity Series International Growth Fund	686,291,524	129,798,524	65,915,349	8,782,500	722,838,909
Fidelity Series International Small Cap Fund	164,486,763	28,142,007	16,700,650	1,743,537	167,106,566
Fidelity Series International Value Fund	681,178,369	124,392,287	70,902,220	17,557,161	737,755,335
Fidelity Series Intrinsic Opportunities Fund	423,449,419	17,805,589	8,472,474	5,871,057	466,653,197
Fidelity Series Investment Grade Bond Fund	2,917,711,290	228,600,501	265,945,685	57,486,122	2,830,377,651
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,156,278	109,861	26,866	2,573,108
Fidelity Series Opportunistic Insights Fund	374,057,464	16,933,791	47,429,295	93,207	347,539,054
Fidelity Series Real Estate Equity Fund	68,987,653	13,655,815	10,749,510	1,205,482	66,836,761
Fidelity Series Real Estate Income Fund	58,650,026	5,943,683	5,553,518	2,541,546	59,075,299
Fidelity Series Short-Term Credit Fund	222,286,289	84,809,117	17,645,119	2,072,816	288,223,370
Fidelity Series Small Cap Discovery Fund	100,013,032	2,752,421	18,116,817	461,195	99,459,198
Fidelity Series Small Cap Opportunities Fund	300,865,237	7,876,662	65,146,537	1,439,413	287,371,840
Fidelity Series Stock Selector Large Cap Value Fund	496,984,924	51,074,014	50,240,032	7,205,643	557,235,338
Total	$11,733,002,426	$1,782,613,781	$2,111,607,311	$176,867,635	$11,843,318,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $10,956,841,579. Net unrealized appreciation aggregated $886,477,297, of which $1,133,536,112 related to appreciated investment securities and $247,058,815 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2016

AFF5-QTLY-0217
1.811311.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	467,328	$5,271,458
Fidelity Advisor Series Equity-Income Fund (a)	756,299	9,771,379
Fidelity Advisor Series Growth & Income Fund (a)	481,492	6,740,892
Fidelity Advisor Series Growth Opportunities Fund (a)	335,130	3,478,652
Fidelity Advisor Series Opportunistic Insights Fund (a)	330,494	4,884,698
Fidelity Advisor Series Small Cap Fund (a)	241,959	2,693,001
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	519,360	6,543,932
Fidelity Series 100 Index Fund (a)	192,164	2,792,145
Fidelity Series 1000 Value Index Fund (a)	93,155	1,086,186
Fidelity Series All-Sector Equity Fund (a)	312,632	3,754,710
Fidelity Series Commodity Strategy Fund (a)(b)	685,552	3,715,690
Fidelity Series Real Estate Equity Fund (a)	51,218	662,759
Fidelity Series Small Cap Opportunities Fund (a)	229,948	3,219,277
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,150,696)		54,614,779

International Equity Funds - 13.8%
Fidelity Series Emerging Markets Fund (a)	759,610	11,925,882
Fidelity Series International Growth Fund (a)	607,503	7,776,035
Fidelity Series International Small Cap Fund (a)	126,162	1,795,279
Fidelity Series International Value Fund (a)	866,777	7,939,681
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,768,537)		29,436,877

Bond Funds - 40.6%
Fidelity Series Emerging Markets Debt Fund (a)	144,150	1,435,733
Fidelity Series Floating Rate High Income Fund (a)	58,122	552,155
Fidelity Series High Income Fund (a)	542,451	5,104,464
Fidelity Series Inflation-Protected Bond Index Fund (a)	731,404	7,145,817
Fidelity Series Investment Grade Bond Fund (a)	6,408,199	71,066,935
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,048	67,926
Fidelity Series Real Estate Income Fund (a)	97,724	1,063,238
TOTAL BOND FUNDS
(Cost $86,157,330)		86,436,268

Short-Term Funds - 19.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,361,127	13,556,827
Fidelity Series Government Money Market Fund 0.40% (a)(c)	28,735,904	28,735,904
TOTAL SHORT-TERM FUNDS
(Cost $42,327,927)		42,292,731
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $200,404,490)		212,780,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,913)
NET ASSETS - 100%		$212,729,742

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,035,727	$380,827	$1,459,581	$6,589	$5,271,458
Fidelity Advisor Series Equity-Income Fund	10,892,754	1,004,460	3,367,604	232,064	9,771,379
Fidelity Advisor Series Growth & Income Fund	7,525,437	614,542	2,351,446	126,329	6,740,892
Fidelity Advisor Series Growth Opportunities Fund	3,976,232	373,238	923,586	12,050	3,478,652
Fidelity Advisor Series Opportunistic Insights Fund	5,601,464	428,597	1,291,523	-	4,884,698
Fidelity Advisor Series Short-Term Credit Fund	14,151,615	2,574,095	3,112,831	121,566	13,556,827
Fidelity Advisor Series Small Cap Fund	3,012,540	210,001	807,680	22,977	2,693,001
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,242,910	598,839	2,128,905	95,465	6,543,932
Fidelity Investments Money Market Portfolio Institutional Class 0.90%	26,306,963	1,173,257	27,480,220	11,709	--
Fidelity Series 100 Index Fund	3,287,789	259,052	997,120	61,777	2,792,145
Fidelity Series 1000 Value Index Fund	1,206,197	98,839	360,493	16,086	1,086,186
Fidelity Series All-Sector Equity Fund	7,234,534	790,471	4,329,909	49,074	3,754,710
Fidelity Series Commodity Strategy Fund	2,876,059	1,271,149	744,451	--	3,715,690
Fidelity Series Emerging Markets Debt Fund	1,460,587	160,214	257,645	71,319	1,435,733
Fidelity Series Emerging Markets Fund	12,738,180	1,171,159	2,715,904	146,428	11,925,882
Fidelity Series Floating Rate High Income Fund	570,016	58,415	108,581	19,292	552,155
Fidelity Series Government Money Market Fund 0.40%	--	33,389,979	4,654,075	49,388	28,735,904
Fidelity Series High Income Fund	6,933,712	282,559	2,678,197	278,995	5,104,464
Fidelity Series Inflation-Protected Bond Index Fund	7,712,280	999,441	1,488,648	3,430	7,145,817
Fidelity Series International Growth Fund	7,811,896	2,103,621	1,838,812	94,959	7,776,035
Fidelity Series International Small Cap Fund	1,923,710	450,609	479,268	18,825	1,795,279
Fidelity Series International Value Fund	7,751,721	2,039,009	1,891,989	189,884	7,939,681
Fidelity Series Investment Grade Bond Fund	79,854,043	8,934,696	16,468,108	1,533,217	71,066,935
Fidelity Series Long-Term Treasury Bond Index Fund	--	88,012	7,474	717	67,926
Fidelity Series Real Estate Equity Fund	755,379	130,333	165,462	12,619	662,759
Fidelity Series Real Estate Income Fund	1,132,996	165,413	235,323	47,517	1,063,238
Fidelity Series Small Cap Opportunities Fund	3,636,430	248,076	1,177,344	16,603	3,219,277
Total	$231,631,171	$59,998,903	$83,522,179	$3,238,879	$212,780,655

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $200,938,002. Net unrealized appreciation aggregated $11,842,653, of which $14,502,449 related to appreciated investment securities and $2,659,796 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017